UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - 93.9%
                AUSTRALIA - 7.4%
       16,402   Abacus Property Group (2)                                27,012
        8,802   Amcor (2)                                                51,166
        6,157   Aspen Group (2)                                          13,520
        3,596   Ausdrill (2)                                              8,132
        4,728   BlueScope Steel (2)                                      43,630
        4,387   Boral (2)                                                28,610
       10,346   Centro Retail Group (2)                                  14,696
          623   Centro Shopping America
                   Trust (2)                                                610
        1,827   City Pacific (2)                                          6,325
          573   Commonwealth Bank of
                   Australia (2)                                         26,246
       19,599   Commonwealth Property Office
                   Fund (2)                                              26,444
        1,397   Crane Group (2)                                          21,307
        8,624   CSR (2)                                                  24,289
       21,267   DB RREEF Trust (2)                                       32,530
       12,766   DUET Group (2)                                           35,661
       15,935   Futuris (2)                                              32,508
        4,139   Goodman Fielder (2)                                       8,909
            2   GrainCorp (2)                                                22
        1,049   GUD Holdings (2)                                         10,171
        5,808   Hastings Diversified Utilities
                   Fund (2)                                              18,589
       15,936   ING Industrial Fund (2)                                  33,485
       19,042   ING Office Fund (2)                                      26,806
       17,158   Investa Property Group (2)                               42,445
        3,171   MacArthur Coal (2)                                       18,036
          335   Macquarie Airports
                   Management (2)                                         1,228
        4,797   Macquarie Communications
                   Infrastructure Group (2)                              24,129
       14,277   Macquarie CountryWide Trust (2)                          23,757
       14,897   Macquarie DDR Trust (2)                                  15,034
       20,326   Macquarie Office Trust (2)                               26,228
        3,790   Minara Resources (2)                                     19,891
       11,656   Pacific Brands (2)                                       35,409
        6,002   PaperlinX (2)                                            16,163
        1,841   Port Bouvard (2)                                          3,174
        6,620   Ridley (2)                                                6,162
        3,828   Santos (2)                                               42,863
        1,665   Sims Group (2)                                           37,890
        9,536   Smorgon Steel Group (2)                                  22,094
          123   Stockland (2)                                               800
        1,277   TABCORP Holdings (2)                                     17,534
       14,080   Telstra (2)                                              54,866
        7,449   Tishman Speyer Office Fund (2)                           14,634

   Shares                                                            Value $
-------------                                                     -------------
          552   Wesfarmers (2)                                           18,203
        2,681   Westfield Group (2)                                      43,080
        2,306   Zinifex (2)                                              38,085
                                                                  -------------
                                                                      1,012,373
                AUSTRIA - 0.8%
          159   Agrana Beteiligungs (2)                                  16,087
          587   OMV (2)                                                  36,466
        2,101   Telekom Austria (2)                                      51,178
                                                                  -------------
                                                                        103,731
                BELGIUM - 3.2%
            3   Banque Nationale de Belgique (2)                         14,675
           98   Befimmo REIT (2)                                          9,718
          121   Bekaert (2)                                              17,311
        1,441   Belgacom (2)                                             58,332
           70   Cofinimmo REIT (2)                                       12,525
          429   Cumerio (2)                                              17,500
          545   Delhaize Group (2)                                       50,673
        1,843   Dexia (2)                                                52,690
        1,113   Euronav (2)                                              39,804
          378   Gimv (2)                                                 25,985
          136   Intervest Offices REIT                                    5,461
          298   KBC Groep (2)                                            38,764
          634   Mobistar (2)                                             49,732
          205   Solvay (2)                                               31,091
          214   Warehouses De Pauw REIT                                  13,988
           66   Wereldhave Belgium REIT (2)                               4,956
                                                                  -------------
                                                                        443,205
                BERMUDA - 0.1%
        1,355   Catlin Group (2)                                         12,980
            2   Ship Finance International                                   55
                                                                  -------------
                                                                         13,035
                BRAZIL - 1.5%
        1,500   Banco do Brasil                                          23,645
          600   Banco Nossa Caixa                                        10,174
          500   Brasil Telecom Participacoes ADR                         33,075
          500   Cia de Saneamento Basico do
                   Estado de Sao Paulo ADR                               23,910
      600,000   Cia Paranaense de Energia                                 9,713
        1,000   Cia Petroquimica do Sul                                  19,081
        1,500   CPFL Energia                                             28,470
        1,200   Gerdau ADR                                               30,324
        1,000   Tele Norte Leste Participacoes
                   ADR                                                   21,230
                                                                  -------------
                                                                        199,622


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                BRITISH VIRGIN ISLANDS - 0.0%
        5,357   Livermore Investments Group                               4,461
                                                                  -------------
                CANADA - 5.8%
        1,800   Algonquin Power Income Fund                              14,668
          400   Atco                                                     21,755
          981   Baytex Energy Trust                                      18,963
        1,600   BCE                                                      60,435
        1,600   Bell Aliant Regional
                   Communications                                        47,652
          800   Cinram International Income Fund                         17,734
          600   Cominar REIT                                             12,097
        1,100   Emera                                                    21,311
          900   Empire Class A                                           41,649
          532   Enerplus Resources Fund                                  23,317
          500   EPCOR Power LP                                           12,270
          200   Fairfax Financial Holdings                               38,728
          500   Fording Canadian Coal Trust                              16,331
        1,442   GAZ Metro LP                                             22,839
        2,040   Gerdau Ameristeel                                        26,806
        1,000   InnVest REIT                                             11,253
        2,200   Inter Pipeline Fund Class A                              19,599
          600   Laurentian Bank of Canada                                21,380
        1,100   Linamar                                                  21,466
          500   Magna International Class A                              43,792
          600   Manitoba Telecom Services                                25,910
        1,100   Methanex                                                 27,211
        1,000   Mullen Group Income Fund                                 18,773
        3,000   Norbord                                                  22,843
          800   Northbridge Financial                                    24,749
          800   Phoenix Technology Income Fund                            6,752
        1,000   Power Corp. of Canada                                    36,384
          400   Precision Drilling Trust                                  7,997
        1,400   Provident Energy Trust                                   16,371
          600   Quebecor World                                            6,898
        1,100   Rothmans                                                 21,610
          996   Torstar Class B                                          20,548
          300   West Fraser Timber                                       10,690
        2,200   Yellow Pages Income Fund                                 27,686
                                                                  -------------
                                                                        788,467
                CHILE - 0.1%
    1,941,329   CorpBanca                                                12,103
                                                                  -------------
                CHINA - 0.6%
       26,000   China Petroleum & Chemical
                   Class H (2)                                           27,591
       34,000   China Telecom Class H (2)                                19,683
       16,000   PetroChina Class H (2)                                   23,589

   Shares                                                            Value $
-------------                                                     -------------
        4,500   Weiqiao Textile Class H (2)                               9,553
                                                                  -------------
                                                                         80,416
                FINLAND - 2.1%
          630   Elcoteq (2)                                               5,310
        1,430   Huhtamaki (2)                                            21,353
          400   Kesko B Shares (2)                                       21,181
        1,514   Neste Oil (2)                                            54,160
        1,000   OKO Bank Class A (2)                                     17,382
        1,807   Outokumpu (2)                                            55,962
        1,242   PKC Group (2)                                            18,813
          600   Rautaruukki (2)                                          39,308
        2,248   Stora Enso R Shares (2)                                  38,638
          905   UPM-Kymmene (2)                                          20,107
                                                                  -------------
                                                                        292,214
                FRANCE - 7.1%
          865   Air France-KLM (2)                                       38,930
          701   AXA (2)                                                  27,353
          443   BNP Paribas (2)                                          48,692
          440   Bongrain (2)                                             54,971
          684   Bouygues (2)                                             54,780
          535   Casino Guichard-Perrachon (2)                            52,093
          462   CNP Assurances (2)                                       60,559
          138   Compagnie Plastic-Omnium (2)                              7,421
        1,199   Credit Agricole (2)                                      45,808
          201   Esso Ste Anonyme Francaise (2)                           64,946
          946   Etablissements Maurel et Prom (2)                        17,944
        1,950   France Telecom (2)                                       52,419
          316   Lagardere (2)                                            24,959
        1,700   Natixis (2)                                              37,677
          479   Peugeot (2)                                              40,296
          254   Pierre & Vacances (2)                                    37,307
          402   Rallye (2)                                               26,409
          403   Renault (2)                                              58,236
          285   Societe Generale (2)                                     48,980
          169   Ste Industrielle d'Aviation
                   Latecoere (2)                                          5,273
          737   TOTAL (2)                                                58,034
          949   Valeo (2)                                                48,650
        1,387   Vivendi (2)                                              58,909
                                                                  -------------
                                                                        970,646
                GERMANY - 6.1%
           48   Allianz (2)                                              10,097
          220   AMB Generali Holding (2)                                 32,853
          420   BASF (2)                                                 54,316
          765   Bayerische Motoren Werke (2)                             47,468
          646   DaimlerChrysler (2)                                      58,504
          347   Deutsche Bank (2)                                        46,997


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                GERMANY - (CONTINUED)
        1,800   Deutsche Lufthansa (2)                                   50,501
        1,587   Deutsche Post (2)                                        46,366
        2,929   Deutsche Telekom (2)                                     50,527
          277   E.ON (2)                                                 43,583
          926   Hannover Rueckversicherung (2)                           41,189
          906   IKB Deutsche Industriebank (2)                           21,840
          455   Indus Holding                                            17,223
          285   Koenig & Bauer (2)                                       10,473
          848   Leoni (2)                                                41,179
          269   Muenchener
                   Rueckversicherungs (2)                                46,324
          573   Norddeutsche Affinerie (2)                               24,699
          519   RWE (2)                                                  55,123
          125   Schlott Gruppe (2)                                        3,500
          256   Sixt (2)                                                 13,426
          715   Suedzucker (2)                                           13,655
        1,055   ThyssenKrupp (2)                                         58,371
          205   Volkswagen (2)                                           36,956
                                                                  -------------
                                                                        825,170
                GREECE - 0.2%
        1,320   Heracles General Cement (2)                              31,214
                                                                  -------------
                GUERNSEY - 0.3%
        5,219   ISIS Property Trust 2 (2)                                14,022
        7,417   UK Balanced Property Trust (2)                           25,203
                                                                  -------------
                                                                         39,225
                HONG KONG - 0.5%
       36,822   Champion Technology
                   Holdings (2)                                           8,595
        2,000   Guoco Group (2)                                          29,088
       18,000   Public Financial Holdings (2)                            13,233
       14,000   TPV Technology (2)                                       10,725
        6,000   Truly International Holdings (2)                         10,485
                                                                  -------------
                                                                         72,126
                INDONESIA - 0.1%
      501,000   Bank Internasional Indonesia (2)                         10,192
                                                                  -------------
                IRELAND - 0.5%
        2,297   Depfa Bank (2)                                           46,769
       10,585   Fyffes (2)                                               11,581
        4,558   Total Produce (1)                                         4,489
                                                                  -------------
                                                                         62,839
                ISRAEL - 0.6%
        1,618   Bank Hapoalim (2)                                         7,616
        4,582   Bank Leumi Le-Israel (2)                                 16,864

   Shares                                                            Value $
-------------                                                     -------------
        5,521   Bezeq Israeli
                   Telecommunication (2)                                  8,962
           46   Delek Group (2)                                          10,078
          265   Discount Investment (2)                                   8,006
          232   IDB Development (2)                                       8,221
        5,619   Migdal Insurance & Financial
                Holdings (2)                                              8,288
          488   Partner Communications (2)                                8,030
                                                                  -------------
                                                                         76,065
                ITALY - 5.0%
          706   Acegas (2)                                                7,532
        7,695   AEM (2)                                                  25,430
        2,604   Alleanza Assicurazioni (1) (2)                           32,880
          291   Banco di Sardegna (2)                                     7,572
        2,182   Caltagirone (1) (2)                                      23,668
        8,978   Cofide (2)                                               15,756
        5,057   Cremonini (1) (2)                                        16,454
        5,016   Enel (1) (2)                                             51,775
        1,705   ENI (2)                                                  59,663
        1,189   ERG (2)                                                  28,184
        1,754   Ergo Previdenza (2)                                      10,814
        1,078   Fondiaria (2)                                            51,449
        6,433   Intek (2)                                                 7,724
        6,845   Intesa Sanpaolo (2)                                      51,775
          204   Italmobiliare (2)                                        27,632
        3,269   KME Group (1) (2)                                         9,501
        1,746   Milano Assicurazioni (2)                                 13,341
        3,113   Navigazione Montanari (1) (2)                            17,076
          171   Pirelli & C Real Estate (2)                               8,956
        3,710   Snam Rete Gas (2)                                        20,431
        1,322   Societa Iniziative Autostradali e
                Servizi (2)                                              19,944
       21,228   Telecom Italia (1) (2)                                   56,820
        7,339   Terna Rete Elettrica Nazionale (2)                       24,930
        1,861   Unione di Banche Italiane (2)                            45,972
       13,810   Unipol                                                   46,276
                                                                  -------------
                                                                        681,555
                JAPAN - 13.8%
        3,500   Aeon Credit Service (2)                                  49,648
          800   Chugoku Electric Power (2)                               15,272
        8,000   Daikyo (2)                                               35,088
        1,000   Daio Paper (2)                                            7,709
        1,000   Denki Kogyo (2)                                           7,633
        1,900   Duskin (2)                                               32,126
           44   Dynacity (2)                                              3,043
          700   Eneserve (2)                                              4,542
          700   Ferrotec (2)                                              5,819
        9,000   Fuji Heavy Industries (2)                                42,158


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                JAPAN - (CONTINUED)
        4,000   Fujitsu (2)                                              26,407
          500   Fuyo General Lease (2)                                   15,766
        2,000   Godo Steel (2)                                            8,391
            2   Grandy House (2)                                          1,722
          600   Hakuto (2)                                                9,991
        2,000   Hanwa (2)                                                10,026
        8,000   Hino Motors (2)                                          56,320
          800   Hitachi Capital (2)                                      11,226
        2,000   Hodogaya Chemical (2)                                     5,986
        1,000   Hokkaido Electric Power (2)                              20,696
        4,000   Hokkaido Gas (2)                                          9,851
        1,000   Hokkan Holdings (2)                                       3,397
        1,400   Hokuriku Electric Power (2)                              26,321
       54,000   Hunet (2)                                                 9,027
        4,000   Ichiken (2)                                               9,488
        3,000   Ichikoh Industries (2)                                    7,609
        1,000   Inageya (2)                                               7,607
        1,200   Japan Medical Dynamic
                   Marketing (2)                                          4,473
        1,000   Joshin Denki (2)                                          6,751
          600   Kaga Electronics (2)                                     10,489
        1,700   Kansai Electric Power (2)                                37,731
        2,000   Kasai Kogyo (2)                                           7,825
          800   Kato Sangyo (2)                                          10,332
          700   Kojima (2)                                                6,675
          200   Kyoshin Technosonic (2)                                   1,597
        1,600   Kyushu Electric Power (2)                                38,012
          300   Mitsubishi UFJ Lease &
                   Finance (2)                                           13,334
        5,000   Mitsui Trust Holdings (2)                                44,207
        1,100   NAC (2)                                                  12,087
        3,000   Nakayama Steel Works (2)                                 10,114
        1,000   NEC Fielding (2)                                         13,298
          700   NEC Leasing (2)                                          12,975
        1,000   Nippon Denwa Shisetsu (2)                                 3,453
        3,000   Nippon Formula Feed
                   Manufacturing (2)                                      5,027
        3,000   Nippon Light Metal (2)                                    7,738
        6,000   Nippon Mining Holdings (2)                               60,331
           15   Nippon Paper Group (2)                                   48,786
           12   Nippon Telegraph &
                   Telephone (2)                                         52,201
        2,000   Nipro (2)                                                42,045
        5,000   Nissan Motor (2)                                         54,054
        2,000   Nissan Shatai (2)                                        12,417
          700   Nittan Valve (2)                                          5,344
           39   NTT DoCoMo (2)                                           54,164

  Shares                                                             Value $
-------------                                                     -------------
       11,000   Obayashi (2)                                             58,272
        4,000   OJI Paper (2)                                            19,240
            2   Okinawa Cellular Telephone (2)                            5,346
        1,000   Oriental Yeast (2)                                        5,905
        2,000   Pacific Industrial (2)                                   10,017
          500   Poplar (2)                                                3,973
           18   Resona Holdings (2)                                      38,750
          500   Ricoh Leasing (2)                                        10,760
        3,000   San-Ai Oil (2)                                           17,954
        2,000   Sanden (2)                                                9,325
        1,200   Sanoh Industrial (2)                                     10,268
          159   SBI Holdings (2)                                         48,765
        1,900   Sega Sammy Holdings (2)                                  27,348
        1,700   Seiko PMC (2)                                             5,378
        2,000   Shindengen Electric
                   Manufacturing (2)                                      9,529
          600   Shinhokoku Steel (2)                                      3,962
        3,400   Showa Shell Sekiyu (2)                                   42,132
        6,000   Sumikin Bussan (2)                                       25,546
            8   Tact Home (2)                                             5,399
        4,000   Taihei Kogyo (2)                                         26,672
        1,100   Taiho Kogyo (2)                                          15,582
       13,000   Taisei (2)                                               45,903
          660   Takefuji (2)                                             20,551
        4,000   Takisawa Machine Tool (2)                                10,031
        2,000   Tayca (2)                                                 5,937
        2,000   TBK (2)                                                   7,458
        2,000   Tobu Store (2)                                            6,141
        1,100   Tohoku Electric Power (2)                                24,422
        2,000   Tokai (2)                                                 7,174
        1,000   Tokai Lease (2)                                           1,894
        5,000   Tokai Tokyo Securities (2)                               27,914
          800   Tokyo Electric Power (2)                                 21,361
        7,000   Tokyo Gas (2)                                            30,411
        4,000   Tomoku (2)                                                8,553
        5,000   Toppan Printing (2)                                      54,179
        3,000   Toshiba TEC (2)                                          17,205
        3,000   Tosho Printing (2)                                        9,111
        4,500   Towa Real Estate Development (2)                         16,736
        6,000   Toyo Ink Manufacturing (2)                               22,151
        1,700   Toyota Auto Body (2)                                     28,187
          400   Toyota Motor (2)                                         24,322
        1,700   Unipres (2)                                              13,999
        2,000   UNY (2)                                                  21,131
          200   USC (2)                                                   2,906
        1,000   Yachiyo Industry (2)                                     16,372
          900   Yellow Hat (2)                                            6,750


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                JAPAN - (CONTINUED)
          300   Yorozu (2)                                                3,376
                                                                  -------------
                                                                      1,872,627

                LIECHTENSTEIN - 0.2%
          225   Liechtenstein Landesbank (2)                             23,724
                                                                  -------------
                MALAYSIA - 0.5%
        4,300   Hong Leong Financial Group (2)                            7,597
        9,700   Padiberas Nasional (1) (2)                                5,769
       12,900   Petronas Dagangan (2)                                    33,262
        4,000   Shell Refining (2)                                       12,795
       14,000   Titan Chemicals (2)                                       6,867
                                                                  -------------
                                                                         66,290

                MEXICO - 0.1%
        1,600   Alfa Class A                                             10,987
                                                                  -------------
                NETHERLANDS - 4.5%
          425   ABN AMRO Holding (2)                                     20,967
        2,705   Aegon (2)                                                48,973
        1,247   Corporate Express (2)                                    16,883
          863   Grontmij (2)                                             47,299
        1,122   Heineken Holding (2)                                     60,546
        1,161   ING Groep (2)                                            49,006
          253   KAS Bank (2)                                              9,222
          447   Koninklijke (2)                                          23,090
          461   Nieuwe Steen Investments Funds                           12,591
        2,430   OCE (2)                                                  56,228
        1,363   Royal Dutch Shell A Shares (2)                           53,083
        1,419   Royal Dutch Shell B Shares (2)                           56,114
        3,072   Royal KPN (2)                                            47,525
        2,249   SNS Reaal (2)                                            50,035
        2,302   Trader Classified Media
                   Class A (2)                                              531
          213   Univar (2)                                               14,632
          446   Vastned Offices/Industrial (2)                           14,851
          235   Vastned Retail REIT (2)                                  18,967
          105   Wereldhave (2)                                           13,337
                                                                  -------------
                                                                        613,880
                NEW ZEALAND - 0.5%
        4,151   Air New Zealand (2)                                       8,390
        8,768   AMP NZ Office Trust (2)                                   8,407
        2,955   Fisher & Paykel Appliances
                   Holdings (2)                                           7,994
        1,497   Fletcher Building (2)                                    14,189
        7,801   ING Property Trust (2)                                    7,058
        1,500   Nuplex Industries (2)                                     7,759

   Shares                                                            Value $
-------------                                                     -------------
        1,780   Steel & Tube Holdings (2)                                 6,503
        2,816   Telecom Corp. of New Zealand (2)                          9,740
                                                                  -------------
                                                                         70,040

                NORWAY - 2.6%
        5,000   ABG Sundal Collier (2)                                   12,537
        1,000   Aker Yards (2)                                           11,476
          800   Cermaq (2)                                               14,741
        1,900   DnB NOR (2)                                              25,039
        1,200   Frontline (2)                                            55,518
          900   Leroy Seafood Group (2)                                  21,241
        1,400   Norsk Hydro (2)                                          53,923
        2,000   Norske Skogindustrier (2)                                27,837
        1,100   Sparebanken Midt-Norge (2)                               13,754
          250   Sparebanken Nord-Norge (2)                                6,155
          400   Sparebanken Rogaland (2)                                 11,662
        1,950   Statoil (2)                                              57,670
        2,700   Telenor (2)                                              49,407
                                                                  -------------
                                                                        360,960

                PHILIPPINES - 0.1%
          250   Globe Telecom (2)                                         7,197
                                                                  -------------
                POLAND - 0.3%
          280   KGHM Polska Miedz (2)                                    12,451
        4,052   Telekomunikacja Polska (1) (2)                           31,932
                                                                  -------------
                                                                         44,383

                PORTUGAL - 0.6%
        3,931   Portugal Telecom (2)                                     54,970
        1,886   Semapa-Sociedade de Investimento
                   e Gestao (2)                                          33,003
                                                                  -------------
                                                                         87,973

                SINGAPORE - 0.8%
        8,000   HTL International Holdings (2)                            4,863
        1,000   Jardine Cycle & Carriage (2)                             10,466
        6,000   Jurong Technologies Industrial (2)                        3,400
       10,800   MobileOne (1) (2)                                        15,113
        4,000   Singapore Airlines (1) (2)                               50,551
        5,000   Singapore Petroleum (2)                                  21,258
                                                                  -------------
                                                                        105,651

                SOUTH AFRICA - 0.9%
        3,056   African Bank Investments (2)                             14,025
        1,003   JD Group (2)                                             10,236
        1,227   Liberty Group (1) (2)                                    15,440
          449   Liberty Holdings (1) (2)                                 14,146
        6,245   Metropolitan Holdings (2)                                12,922
          899   Mittal Steel South Africa (2)                            15,570
        4,750   Nampak (2)                                               13,437


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                SOUTH AFRICA - (CONTINUED)
          219   Nedbank Group (2)                                         4,081
          729   Telkom (2)                                               17,147
                                                                  -------------
                                                                        117,004

                SOUTH KOREA - 3.5%
          510   Daishin Securities (2)                                   20,409
          720   Dongkuk Steel Mill (2)                                   27,768
          590   GS Holdings (2)                                          32,444
          121   GS Home Shopping (2)                                     11,589
          190   Hyundai Motor (2)                                        16,675
          810   Korea Electric Power (2)                                 38,847
          450   Korea Gas (2)                                            28,190
            4   Korean Air Lines (2)                                        320
        1,200   KT ADR                                                   28,224
          790   KT Freetel (2)                                           24,791
          690   LG (2)                                                   39,150
          650   LG Dacom (2)                                             18,582
          550   LS Cable (2)                                             49,758
           61   POSCO (2)                                                35,284
          250   S-Oil (2)                                                21,915
           90   SK (2)                                                   16,889
          220   SK Energy (1)                                            37,601
        1,200   SK Telecom ADR                                           33,768
                                                                  -------------
                                                                        482,204

                SPAIN - 1.6%
        1,900   Banco Santander Central Hispano                          36,181
        1,018   Endesa (2)                                               55,096
        4,100   Mapfre (2)                                               18,976
        1,434   Repsol (2)                                               54,054
        2,338   Telefonica (2)                                           54,711
                                                                  -------------
                                                                        219,018

                SWEDEN - 3.8%
          750   Axfood (2)                                               25,951
          600   Bilia A Shares (2)                                       11,004
        1,250   Boliden (2)                                              28,554
        1,600   Brostrom B Shares (2)                                    17,023
        1,000   D Carnegie (2)                                           19,465
        2,000   Electrolux Series B (2)                                  50,019
        3,400   Fabege (2)                                               36,049
          600   Haldex (2)                                               14,773
          300   Holmen B Shares (2)                                      12,597
        1,600   Investor B Shares (2)                                    41,391
        2,500   Klovern (2)                                               9,867
        2,200   Kungsleden (2)                                           28,075
        1,000   NCC B Shares (2)                                         25,464

   Shares                                                            Value $
-------------                                                     -------------
        1,400   Ratos B Shares (2)                                       43,383
        1,800   Securitas B Shares (2)                                   27,384
          900   Svenska Cellulosa B Shares (2)                           15,890
        6,000   TeliaSonera (2)                                          45,368
          800   Trelleborg B Shares (2)                                  20,247
        2,500   Volvo A Shares (2)                                       46,241
                                                                  -------------
                                                                        518,745

                SWITZERLAND - 1.9%
          112   Basler Kantonalbank (2)                                  10,711
          554   Ciba Specialty Chemicals (2)                             33,682
          391   Credit Suisse Group (2)                                  25,510
           32   Georg Fischer (2)                                        26,154
           15   Schweizerische National-
                   Versicherungs-Gesellschaft (2)                        12,620
          120   Swiss Life Holding (2)                                   29,576
          524   Swiss Reinsurance (2)                                    44,968
          159   Swisscom (2)                                             54,124
           79   Zurich Financial Services (2)                            23,024
                                                                  -------------
                                                                        260,369

                TAIWAN - 2.4%
       25,750   China Steel (2)                                          33,609
       23,000   Chung Hung Steel (2)                                     10,973
       15,400   Chunghwa Telecom (1) (2)                                 26,502
        1,210   Chunghwa Telecom ADR                                     20,062
       30,000   Compal Electronics (2)                                   34,093
        5,000   Coretronic (2)                                            8,837
        8,880   Eclat Textile (2)                                         6,025
       16,000   Far EasTone
                   Telecommunications (2)                                18,528
       13,198   King Yuan Electronics (2)                                 9,636
       15,109   Mitac International (2)                                  18,331
        7,000   Nan Ya Plastics (2)                                      15,378
       20,599   Nanya Technology (2)                                     16,687
        5,385   Nien Made Enterprises (2)                                 6,343
       11,218   POU Chen (2)                                             12,593
       41,000   Powerchip Semiconductor (2)                              26,309
       32,000   ProMOS Technologies (2)                                  12,344
        6,000   San Fang Chemical Industry (2)                            5,277
       16,000   Taiwan Mobile (2)                                        18,950
       32,000   United Microelectronics (2)                              17,818
       25,000   Walsin Lihwa (2)                                         13,624
                                                                  -------------
                                                                        331,919

                THAILAND - 0.3%
        4,400   Advanced Info Service (2)                                12,687
       40,800   Land & Houses (2)                                        10,290


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

    Shares                                                           Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                THAILAND - (CONTINUED)
        1,600   Siam Cement (2)                                          12,788
                                                                  -------------
                                                                         35,765
                TURKEY - 0.5%
        1,700   Aksa Akrilik Kimya Sanayii (2)                            4,965
        1,198   Arcelik (2)                                               9,997
        5,879   Dogan Sirketler Grubu
                   Holdings (2)                                          12,615
        1,178   Ford Otomotiv Sanayi (2)                                 11,544
        1,695   Sarkuysan Elektrolitik Bakir (2)                          5,076
          794   Tupras Turkiye Petrol Rafine (2)                         19,365
        2,020   Turkiye Vakiflar Bankasi Tao
                   Class D (2)                                            6,426
                                                                  -------------
                                                                         69,988
                UNITED KINGDOM - 13.0%
        2,246   Alliance & Leicester (2)                                 46,883
          869   Anglo American (1) (2)                                   50,455
        3,368   Antofagasta (2)                                          49,069
        2,470   Arriva (2)                                               39,195
          459   AstraZeneca (2)                                          23,723
        1,555   Aviva (2)                                                21,611
        4,290   Barclays (2)                                             60,260
        6,061   Beazley Group (2)                                        20,083
        4,583   BP (2)                                                   53,094
        5,557   Brit Insurance Holdings (2)                              38,122
          777   British Energy Group (2)                                  7,791
          920   British Polythene Industries (2)                          7,261
        7,956   BT Group (2)                                             50,425
        9,886   Chaucer Holdings (2)                                     20,939
        2,439   Chesnara (2)                                              8,618
        8,987   Christian Salvesen                                       10,953
        6,947   Clinton Cards (2)                                         8,823
        3,788   Davis Service Group (2)                                  44,768
        1,586   Dawson Holdings (2)                                       3,212
        4,005   DS Smith (2)                                             19,649
       16,747   DSG International (2)                                    52,785
       11,047   FKI (2)                                                  24,625
       11,188   Friends Provident (2)                                    42,022
          940   GlaxoSmithKline (2)                                      23,791
        2,483   HBOS (2)                                                 48,353
        6,340   Highway Insurance Holdings (2)                            9,240
        7,327   HMV Group (2)                                            16,616
        6,218   Home Retail Group (2)                                    51,642
        2,718   HSBC Holdings (2)                                        50,367
        5,329   Jessops                                                   1,786
          525   John Menzies (2)                                          5,789

    Shares                                                           Value $
-------------                                                     -------------
        1,666   Johnson Service Group (2)                                10,502
        1,470   Kensington Group (2)                                     13,420
        7,722   Kesa Electricals (2)                                     49,906
        3,685   Kingfisher (2)                                           15,808
       11,027   Kingston Communications (2)                              16,868
        2,822   Ladbrokes (2)                                            23,177
        9,304   Legal & General Group (2)                                26,229
        4,730   Lloyds TSB Group (2)                                     53,208
        5,484   London Scottish Bank (2)                                 10,420
          238   Mondi                                                     2,087
           95   Mondi Ltd.                                                  818
        2,380   Northern Rock (2)                                        38,965
       15,332   Old Mutual (2)                                           50,248
        2,744   Paragon Group (2)                                        24,339
       10,545   Pendragon (2)                                            15,593
        4,006   Resolution (2)                                           53,290
        4,395   Rexam (2)                                                44,523
        1,452   Robert Wiseman Dairies                                   13,567
        3,801   Royal Bank of Scotland Group (2)                         45,256
        1,536   RPC Group (2)                                             9,135
        1,973   ScS Upholstery (2)                                        8,829
        1,872   Severn Trent (2)                                         48,590
       11,304   Signet Group (2)                                         22,315
          400   Stolt-Nielsen (2)                                        13,733
        3,675   Tate & Lyle (2)                                          42,076
        7,763   Taylor Woodrow (2)                                       51,144
        1,931   TDG (2)                                                  10,614
       11,659   Tomkins (2)                                              55,419
        3,038   TT electronics (2)                                       11,052
          946   United Utilities (2)                                     12,856
       15,968   Vodafone Group (2)                                       48,004
       24,233   Woolworths Group (2)                                     12,442
                                                                  -------------
                                                                      1,766,383
                                                                  -------------
                TOTAL COMMON STOCK
                   (Cost $11,421,188)                                12,783,766
                                                                  -------------
                PREFERRED STOCK - 1.4%
                BRAZIL - 1.0%
      600,000   Centrais Eletricas Brasileiras
                   Class B                                               15,572
        2,300   Investimentos Itau                                       14,454
        6,000   Klabin                                                   20,508
          700   Metalurgica Gerdau                                       23,406
          500   Petroleo Brasileiro                                      14,052
          700   Telemar Norte Leste ADR                                  23,704
          400   Usinas Siderurgicas de Minas
                   Gerais Class A                                        24,627
                                                                  -------------
                                                                        136,323


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

    Shares                                                           Value $
-------------                                                     -------------
                PREFERRED STOCK - (CONTINUED)
                GERMANY - 0.4%
          493   Jungheinrich (2)                                         19,211
          918   ProSiebenSat.1 Media (2)                                 33,880
                                                                  -------------
                                                                         53,091
                                                                  -------------
                TOTAL PREFERRED STOCK
                (Cost $121,939)                                         189,414
                                                                  -------------
                WARRANTS - 0.0%
                ITALY - 0.0%
        2,380   Intek, Expires 6/13/08 (1)                                  527
                                                                  -------------
                TOTAL WARRANTS
                (Cost $0)                                                   527
                                                                  -------------
                RIGHTS - 0.0%
                TAIWAN - 0.0%
        8,000   Eclat Textile, Expires 9/10/07(1)                           198
                                                                  -------------
                TOTAL RIGHTS
                (Cost $0)                                                   198
                                                                  -------------
  Principal
  Amount $
-------------
                SHORT-TERM INVESTMENT - 4.2%
      566,258   JPMorgan Chase Bank, N.A. Time
                   Deposit (Nassau), 4.81%                              566,258
                                                                  -------------
                TOTAL SHORT-TERM
                   INVESTMENT
                   (Cost $566,258)                                      566,258
                                                                  -------------
                TOTAL INVESTMENTS -
                   99.5%
                   (Cost $12,109,385)*                               13,540,163
                                                                  -------------
                OTHER ASSETS LESS
                   LIABILITIES - 0.5%                                    72,729
                                                                  -------------
                NET ASSETS - 100.0%                               $  13,612,892
                                                                  =============

* At July 31, 2007, the tax basis cost of the Fund's investments was $12,109,385, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,820,219 and $(389,441), respectively.
(1) Denotes non-income producing security.
(2) Security is fair valued.
ADR -- American Depositary Receipts
LP -- Limited Partnership
Ltd. -- Limited
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - 90.5%
                AUTO & TRANSPORTATION - 1.0%
        1,700   JB Hunt Transport Services                               47,481
        1,400   Wabtec                                                   57,176
                                                                  -------------
                                                                        104,657
                CONSUMER DISCRETIONARY - 14.6%
        3,200   Cheesecake Factory (1)                                   78,784
        2,000   Corporate Executive Board                               134,840
        2,900   Corrections Corp. of America (1)                         83,665
        1,100   Heidrick & Struggles
                   International (1)                                     59,114
        1,200   Lamar Advertising Class A                                71,436
          600   Meredith                                                 33,894
        1,800   Regis                                                    62,748
        3,700   Republic Services                                       118,215
        1,700   Ritchie Brothers Auctioneers                            110,840
        2,400   Ross Stores                                              69,432
        2,400   RSC Holdings (1)                                         50,952
        4,600   Scientific Games Class A (1)                            157,826
        6,400   Talbots                                                 147,136
        9,500   VeriSign (1)                                            282,055
        2,300   Watson Wyatt Worldwide Class A                          102,465
                                                                  -------------
                                                                      1,563,402
                CONSUMER STAPLES - 1.1%
        5,300   Constellation Brands Class A (1)                        116,229
                                                                  -------------
                FINANCIAL SERVICES - 14.4%
          900   AllianceBernstein Holding LP                             75,528
        6,600   Annaly Capital Management REIT                           95,370
        1,400   Assurant                                                 71,008
        3,100   Bank of Hawaii                                          148,862
        2,200   Checkfree (1)                                            81,048
        4,600   Cullen/Frost Bankers                                    228,482
          500   Dun & Bradstreet                                         48,880
        1,400   Global Payments                                          52,360
        2,700   Health Care REIT                                         99,117
        4,100   MF Global (1)                                           102,213
        4,400   Reinsurance Group of America                            234,564
        1,100   SVB Financial Group (1)                                  57,948
        2,102   UDR REIT                                                 48,535
        3,800   Westamerica Bancorporation                              155,534
        1,700   WR Berkley                                               50,014
                                                                  -------------
                                                                      1,549,463
                HEALTH CARE - 13.1%
        2,000   Advanced Medical Optics (1)                              60,460
        2,400   Amylin Pharmaceuticals (1)                              111,624
        5,500   Barr Pharmaceuticals (1)                                281,710

   Shares                                                            Value $
-------------                                                     -------------
        4,600   DaVita (1)                                              243,524
        2,700   Gen-Probe (1)                                           170,127
        1,900   Invitrogen (1)                                          136,420
        2,300   Medicis Pharmaceutical Class A                           65,619
        1,900   Millipore (1)                                           149,359
        2,900   Perrigo                                                  54,085
        2,100   Psychiatric Solutions (1)                                71,589
        1,200   Techne (1)                                               67,512
                                                                  -------------
                                                                      1,412,029
                MATERIALS & PROCESSING - 10.0%
        1,300   Aber Diamond                                             48,399
        3,700   Albemarle                                               148,851
        5,000   Crown Holdings (1)                                      122,800
          500   Fluor                                                    57,755
        1,400   FMC                                                     124,782
        2,700   Jacobs Engineering Group (1)                            166,401
        1,900   Lubrizol                                                119,054
          900   Meridian Gold (1)                                        25,407
        3,600   Pan American Silver (1)                                  99,972
        5,300   ShawCor                                                 155,610
                                                                  -------------
                                                                      1,069,031
                OTHER - 0.5%
          900   ITT                                                      56,592
                                                                  -------------
                OTHER ENERGY - 7.7%
        2,400   Cameron International (1)                               187,200
        2,700   Denbury Resources (1)                                   108,000
        8,000   Dresser-Rand Group (1)                                  296,800
        6,200   Range Resources                                         230,268
                                                                  -------------
                                                                        822,268
                PRODUCER DURABLES - 6.0%
        5,700   ACCO Brands (1)                                         117,876
        4,200   Dover                                                   214,200
        3,550   IDEX                                                    128,546
        5,700   Tektronix                                               187,245
                                                                  -------------
                                                                        647,867
                TECHNOLOGY - 15.8%
        3,200   Adtran                                                   83,488
        8,300   Amdocs (1)                                              300,377
        1,600   Amphenol Class A                                         54,816
       14,600   Brocade Communications
                   Systems (1)                                          102,784
        1,500   CommScope (1)                                            81,645
        1,700   DRS Technologies                                         89,012
        6,700   Emulex (1)                                              132,660
        3,500   Harris                                                  192,080
        3,700   Integrated Device Technology (1)                         60,199


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                TECHNOLOGY - (CONTINUED)
        7,400   Intersil Class A                                        216,450
        2,800   IPG Photonics (1)                                        53,676
        9,300   Parametric Technology (1)                               163,959
        8,900   QLogic (1)                                              118,281
        3,000   SAIC (1)                                                 50,280
                                                                  -------------
                                                                      1,699,707
                UTILITIES - 6.3%
       10,300   Citizens Communications                                 148,629
        9,800   CMS Energy                                              158,368
        3,000   Portland General Electric                                80,730
        9,000   Sierra Pacific Resources                                143,010
        7,300   Time Warner Telecom Class A (1)                         142,715
                                                                  -------------
                                                                        673,452
                                                                  -------------
                TOTAL COMMON STOCK
                  (Cost $8,892,428)                                   9,714,697
                                                                  -------------

 Principal
  Amount $
-------------
                SHORT-TERM INVESTMENT  - 10.1%
   1,090,710    JPMorgan Chase Bank, N.A. Time
                  Deposit (Nassau), 4.81%                             1,090,710
                                                                  -------------
                TOTAL SHORT-TERM INVESTMENT
                  (Cost $1,090,710)                                   1,090,710
                                                                  -------------
                TOTAL INVESTMENTS - 100.6%
                  (Cost $9,983,138)*                                 10,805,407
                                                                  -------------
                OTHER ASSETS LESS LIABILITIES - (0.6)%                  (65,970)
                                                                  -------------
                NET ASSETS - 100.0%                               $  10,739,437
                                                                  =============

* At July 31, 2007, the tax basis cost of the Fund's investments was $9,983,138, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,102,589 and $(280,320), respectively.
(1) Denotes non-income producing security.
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                             Value $
-------------                                                      ------------
                COMMON STOCK - 85.3%
                BRAZIL - 8.3%
       10,800   All America Latina Logistica                            147,890
        4,300   Banco Bradesco ADR                                      111,972
        7,900   Cia de Concessoes Rodoviarias                           141,975
          700   Cia Vale do Rio Doce ADR                                 34,307
        1,009   MRV Engenharia e
                   Participacoes (1)                                     16,548
        8,900   Petroleo Brasileiro ADR                                 497,065
        2,700   Submarino                                               113,798
          725   Tam ADR                                                  19,648
       12,100   Tim Participacoes                                        66,469
        1,900   Tim Participacoes ADR                                    65,683
        3,400   Unibanco - Uniao de Bancos
                   Brasileiros GDR                                      396,576
        1,698   Usinas Siderurgicas de Minas
                   Gerais                                               120,755
       19,400   Weg                                                     216,848
                                                                  -------------
                                                                      1,949,534
                CHINA - 6.9%
      564,000   China Construction Bank
                   Class H (4)                                          418,250
       28,500   China Merchants Bank Class H (4)                        102,009
        2,400   Focus Media Holding ADR (1)                              99,144
      100,000   Golden Eagle Retail Group (4)                            86,808
       63,446   Guangdong Electric Power
                   Development                                           63,400
      330,000   Industrial & Commercial Bank of
                   China Class H (4)                                    201,156
      162,000   Jiangsu Express Class H (4)                             161,682
       12,000   Parkson Retail Group (4)                                 89,705
       46,000   Ping An Insurance Group
                   Class H (4)                                          392,779
                                                                  -------------
                                                                      1,614,933
                COLOMBIA - 0.9%
       12,000   Almacenes Exito GDR (4)                                  95,598
        3,038   BanColombia ADR                                         108,123
                                                                  -------------
                                                                        203,721
                EGYPT - 3.1%
       12,869   Commercial International Bank
                   GDR                                                  153,141
        1,427   Orascom Construction Industries
                   GDR (4)                                              200,714
        1,400   Orascom Telecom Holding GDR                              94,241

   Shares                                                             Value $
-------------                                                     -------------
       90,094   Telecom Egypt (4)                                       276,607
                                                                  -------------
                                                                        724,703
                HONG KONG - 7.0%
       83,000   China Mengniu Dairy (4)                                 292,531
       49,500   China Mobile (4)                                        568,805
      528,000   CNOOC (4)                                               628,337
       58,000   COSCO Pacific (4)                                       151,458
                                                                  -------------
                                                                      1,641,131
                HUNGARY - 1.0%
          575   MOL Hungarian Oil and Gas (4)                            88,600
        1,396   OTP Bank GDR                                            155,654
                                                                  -------------
                                                                        244,254
                INDIA - 0.9%
        2,539   Infosys Technologies ADR                                125,934
        4,948   Mahindra & Mahindra GDR                                  89,299
                                                                  -------------
                                                                        215,233
                INDONESIA - 1.7%
      169,500   Bank Rakyat Indonesia (4)                               113,124
       30,000   Semen Gresik Persero (4)                                168,697
       99,000   Telekomunikasi Indonesia (4)                            117,752
                                                                  -------------
                                                                        399,573
                MALAYSIA - 2.1%
       86,200   AMMB Holdings (4)                                       116,326
       31,100   Bumiputra-Commerce
                   Holdings (4)                                         104,830
       90,100   Genting (4)                                             205,693
       32,000   SP Setia (4)                                             79,050
                                                                  -------------
                                                                        505,899
                MEXICO - 0.7%
        2,566   America Movil ADR Series L                              153,652
                                                                  -------------
                PHILIPPINES - 0.6%
      147,140   Ayala Land (4)                                           54,187
       82,700   Robinsons Land (4)                                       33,870
      120,100   Universal Robina (4)                                     42,540
                                                                  -------------
                                                                        130,597
                POLAND - 2.0%
          220   Bank BPH (4)                                             76,401
        1,331   Bank Pekao (4)                                          122,613
        1,970   Central European Distribution (1)                        81,105
        4,445   Polski Koncern Naftowy Orlen (4)                         87,277
        6,856   Telekomunikacja Polska (1) (4)                           54,028
        5,771   TVN (4)                                                  48,400
                                                                  -------------
                                                                        469,824


--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                             Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                RUSSIA - 12.4%
       15,700   Comstar United Telesystems
                   GDR (1) (4)                                          168,630
        7,200   LUKOIL ADR                                              582,120
          700   MMC Norilsk Nickel ADR                                  165,900
        3,900   Mobile Telesystems ADR                                  249,405
       22,343   OAO Gazprom ADR (4)                                     956,031
          962   Sberbank GDR (4)                                        433,455
       11,022   Severstal GDR                                           194,538
        3,100   TMK GDR                                                 124,310
          400   Vimpel-Communications ADR (1)                            42,360
                                                                  -------------
                                                                      2,916,749
                SOUTH AFRICA - 7.4%
          611   Anglo Platinum (4)                                       84,071
       13,449   Aveng (4)                                               100,704
        7,286   Exxaro Resources (4)                                     72,390
       44,124   FirstRand (4)                                           141,764
        2,495   Gold Fields (4)                                          40,934
        4,908   Group Five (4)                                           43,881
        8,300   Impala Platinum Holdings (4)                            241,672
       12,122   MTN Group (4)                                           170,699
        7,596   Naspers, N Shares (4)                                   189,255
       10,868   Raubex Group (1)                                         43,225
       19,911   Sanlam (4)                                               63,381
        6,568   Sasol (4)                                               248,740
       12,629   Standard Bank Group (4)                                 179,437
        5,292   Telkom (4)                                              124,477
                                                                  -------------
                                                                      1,744,630
                SOUTH KOREA - 16.9%
        1,683   Daelim Industrial (4)                                   287,090
        2,860   Daewoo Shipbuilding & Marine
                   Engineering (4)                                      186,116
        1,603   GS Engineering &
                   Construction (4)                                     238,029
        3,660   GS Holdings (4)                                         201,266
          393   Hyundai Heavy Industries (4)                            151,665
        4,629   Kookmin Bank ADR                                        397,122
       10,040   Korea Exchange Bank (4)                                 155,814
        2,620   LG (4)                                                  148,655
        2,918   LG Chem (4)                                             291,503
        1,130   LG.Philips LCD (1) (4)                                   52,606
          589   Lotte Shopping (4)                                      229,887
          407   POSCO (4)                                               235,420
          334   Samsung Electronics (4)                                 220,556
        1,860   Samsung Electronics GDR (2) (4)                         612,679

   Shares                                                            Value $
-------------                                                     -------------
        1,031   Samsung Fire & Marine
                  Insurance (4)                                         211,692
          899   Shinhan Financial Group (4)                              60,855
        1,600   Shinhan Financial Group ADR                             217,296
          112   Shinsegae (4)                                            73,139
                                                                  -------------
                                                                      3,971,390
                TAIWAN - 8.0%
       39,500   Advanced Semiconductor
                   Engineering ADR                                      259,120
       15,200   AU Optronics ADR                                        257,184
        9,742   Cathay Financial Holding GDR                            255,954
          210   China Steel GDR                                           5,505
        6,384   Far EasTone Telecommunications
                   GDR                                                  111,495
       32,514   HON HAI Precision Industry GDR                          539,108
       44,317   Taiwan Semiconductor
                   Manufacturing ADR                                    449,817
                                                                  -------------
                                                                      1,878,183
                THAILAND - 3.9%
        6,000   Bangkok Bank (4)                                         22,405
        4,700   Banpu (4)                                                39,052
        9,800   Banpu NVDR (4)                                           80,983
      121,300   Land & Houses (4)                                        30,593
       37,200   PTT Exploration &
                   Production (1) (4)                                   139,534
      150,900   Siam Commercial Bank                                    373,227
       90,600   Thai Oil (4)                                            231,915
                                                                  -------------
                                                                        917,709
                TURKEY - 1.5%
        7,306   Arcelik (4)                                              60,969
       23,232   Haci Omer Sabanci Holding (1) (4)                       128,660
        4,622   Otokar Otobus Karoseri Sanayi (4)                        79,837
       13,038   Turkiye Garanti Bankasi (4)                              88,609
                                                                  -------------
                                                                        358,075
                                                                  -------------
                TOTAL COMMON STOCK
                   (Cost $16,313,204)                                20,039,790
                                                                  -------------
                PREFERRED STOCK - 6.3%
                BRAZIL - 6.0%
        4,200   Bradespar                                               176,685
       12,700   Cia Vale do Rio Doce ADR                                537,591
       38,436   Investimentos Itau                                      241,538
    1,641,227   Lojas Americanas                                        146,988
        6,600   NET Servicos de Comunicacao (1)                         105,791
        4,100   Ultrapar Participacoes                                  138,836


--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
-------------                                                     -------------
                PREFERRED STOCK - (CONTINUED)
                BRAZIL - (CONTINUED)
          800   Usinas Siderurgicas de Minas
                   Gerais Class A                                        49,254
                                                                  -------------
                                                                      1,396,683
                RUSSIA - 0.3%
        1,100   Surgutneftegaz ADR                                       75,350
                                                                  -------------
                TOTAL PREFERRED STOCK
                   (Cost $1,037,076)                                  1,472,033
                                                                  -------------
                EQUITY-LINKED WARRANTS (3) - 5.0%
                CHINA - 0.5%
       25,166   Shenzhen Development Bank,
                   Expires 1/02/09 (1)                                  121,363
                                                                  -------------
                SOUTH KOREA - 0.4%
          133   Shinsegae, Expires 1/10/08 (2)                           90,384
                                                                  -------------
                TAIWAN - 4.1%
       24,095   Catcher Technology,
                   Expires 11/29/10 (2)                                 221,790
      218,704   Chinatrust Financial Holding,
                   Expires 1/29/09 (1) (2)                              173,257
       96,784   Far Eastern Textile,
                   Expires 3/10/10 (1) (2)                              110,917
      102,875   Formosa Chemicals & Fibre,
                   Expires 4/18/08 (1) (2)                              239,493
          193   Largan Precision,
                   Expires 2/12/09 (1) (2)                                2,417
      177,264   Taiwan Cement,
                   Expires 1/20/09 (2)                                  214,844
                                                                  -------------
                                                                        962,718
                                                                  -------------
                TOTAL EQUITY-LINKED
                   WARRANTS
                   (Cost $1,002,616)                                  1,174,465
                                                                  -------------
                INDEX-LINKED WARRANTS (2) (3) - 2.7%
                INDIA - 1.3%
        2,317   MSCI Daily Total Return Net
                   Emerging Markets India Local,
                   Expires 8/17/07 (1)                                   23,494
          122   MSCI Daily Total Return Net
                   Emerging Markets India USD,
                   Expires 10/25/07 (1)                                  59,872
          478   MSCI Daily Total Return Net
                   Emerging Markets India USD,
                   Expires 4/20/08 (1) (4) (5)                          226,457
                                                                  -------------
                                                                        309,823

   Shares                                                            Value $
-------------                                                     -------------
                MALAYSIA - 0.4%
        1,250   MSCI Daily Total Return Malaysia
                   Local, Expires 3/16/08 (1) (4)                        91,463
                                                                  -------------
                   TURKEY - 1.0%
          258   MSCI Daily Total Return
                   Net Emerging Markets
                   Turkey USD,
                   Expires 10/15/08 (1) (4) (5)                          74,321
          275   MSCI Daily Total Return Net
                   Emerging Markets Turkey
                   USD, Expires 9/28/07 (1) (4)                          79,218
          322   MSCI Total Return Net Emerging
                   Markets Turkey USD, Expires
                   6/16/08 (1) (4) (5)                                   92,757
                                                                  -------------
                                                                        246,296
                                                                  -------------
                TOTAL INDEX-LINKED
                   WARRANTS
                   (Cost $537,427)                                      647,582
                                                                  -------------

   Principal
    Amount $
-------------
                SHORT-TERM INVESTMENT - 2.3%
      537,390   JPMorgan Chase Bank, N.A. Time
                   Deposit (Nassau), 4.81%                              537,390
                                                                  -------------
                TOTAL SHORT-TERM
                   INVESTMENT
                   (Cost $537,390)                                      537,390
                                                                  -------------
                TOTAL INVESTMENTS - 101.6%
                   (Cost $19,427,713)*                               23,871,260
                                                                  -------------
                OTHER ASSETS LESS
                   LIABILITIES - (1.6)%                                (384,907)
                                                                  -------------
                NET ASSETS - 100.0%                               $  23,486,353
                                                                  =============

* At July 31, 2007, the tax basis cost of the Fund's investments was $19,427,713, and the unrealized appreciation and depreciation of investments owned by the Fund were $4,575,623 and $(132,076), respectively.
(1) Denotes non-income producing security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $2,313,363, representing 9.8% of the net assets of the Fund.
(3) Securities are not readily marketable.


--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

(4) Security is fair valued.
(5) Security considered illiquid. On July 31, 2007, the value of these securities amounted to $393,535 representing 1.7% of the net assets of the Fund. ADR -- American Depositary Receipts
GDR -- Global Depositary Receipts
MSCI -- Morgan Stanley Capital International
NVDR -- Non-Voting Depositary Receipt
USD -- United States Dollar
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                COLLATERALIZED MORTGAGE
                OBLIGATIONS - 38.1%
    1,331,351   American Home Mortgage Assets,
                   Series 2006-2, Class 1A1 (1)
                   5.982%, 9/25/46                                    1,331,351
    1,677,798   American Home Mortgage
                   Investment Trust,
                   Series 2005-1, Class 1A1 (1)
                   5.540%, 6/25/45                                    1,680,241
      163,842   American Home Mortgage
                   Investment Trust, Series 2005-
                   SD1, Class 2A1 (1) (2)
                   5.820%, 11/25/25                                     163,994
      797,883   American Home Mortgage
                   Investment Trust,
                   Series 2006-2, Class 4A (1)
                   5.500%, 2/25/36                                      798,296
      270,777   Banc of America Mortgage
                   Securities, Series 2003-K,
                   Class 2A2 (1)
                   4.470%, 12/25/33                                     273,798
      335,335   Bayview Commercial Asset Trust,
                   Series 2004-3, Class A1 (1) (2)
                   5.690%, 1/25/35                                      336,508
      632,131   Bear Stearns Alternative Trust,
                   Series 2004-3, Class A1 (1)
                   5.640%, 4/25/34                                      632,046
      854,392   Citigroup Mortgage Loan Trust,
                   Series 2003-UP3, Class A1
                   7.000%, 9/25/33                                      870,952
      546,517   Citigroup Mortgage Loan Trust,
                   Series 2003-UP3, Class A2
                   7.000%, 9/25/33                                      559,143
      855,425   Citigroup Mortgage Loan Trust,
                   Series 2004-2, Class 1A2 (2)
                   9.250%, 8/25/33                                      884,802
      561,952   Citigroup Mortgage Loan Trust,
                   Series 2005-1, Class 3A1
                   6.500%, 4/25/35                                      570,563
      351,239   Countrywide Alternative Loan
                   Trust, Series 2005-14,
                   Class 2A1 (1)
                   5.530%, 5/25/35                                      351,422

 Principal
  Amount $                                                           Value $
-------------                                                     -------------
    1,835,324   Countrywide Alternative Loan
                   Trust, Series 2005-51,
                   Class 3A2A (1)
                   6.312%, 11/20/35                                   1,840,371
    1,627,640   Countrywide Alternative Loan
                   Trust, Series 2005-56,
                   Class 2A3 (1)
                   6.522%, 11/25/35                                   1,629,675
    1,411,625   Countrywide Alternative Loan
                   Trust, Series 2005-65CB,
                   Class 1A7
                   5.500%, 1/25/36                                    1,406,383
       78,659   Countrywide Alternative Loan
                   Trust, Series 2005-J4,
                   Class 1A1 (1)
                   5.610%, 7/25/35                                       78,590
      260,180   Countrywide Alternative Loan
                   Trust, Series 2005-J4,
                   Class 1A4 (1)
                   5.660%, 7/25/35                                      261,239
      810,505   Countrywide Alternative Loan
                   Trust, Series 2006-HY12,
                   Class A4 (1)
                   5.700%, 8/25/36                                      811,374
    2,445,282   Countrywide Alternative Loan
                   Trust, Series 2006-J1,
                   Class 1A6
                   5.500%, 2/25/36                                    2,433,794
      940,480   Countrywide Alternative Loan
                   Trust, Series 2006-OA10,
                   Class 1A1 (1)
                   5.982%, 8/25/46                                      940,480
      417,576   Countrywide Home Loans, Series
                   2005-11, Class 4A1 (1)
                   5.590%, 4/25/35                                      418,695
    1,064,082   Deutsche Alt-A Securities, Series
                   2006-AB1, Class A2A (1)
                   5.500%, 2/25/36                                    1,058,979
    1,571,684   Greenpoint Mortgage Funding
                   Trust, Series 2005-AR5,
                   Class 4A1 (1)
                   7.022%, 11/25/45                                   1,598,206


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

 Principal
  Amount $                                                           Value $
-------------                                                     -------------
                COLLATERALIZED MORTGAGE
                OBLIGATIONS - (CONTINUED)
    1,096,700   Harborview Mortgage Loan Trust,
                   Series 2005-12, Class 2A11 (1)
                   7.022%, 10/19/35                                   1,117,017
    1,346,612   Impac CMB Trust, Series 2005-1,
                   Class 1A1 (1)
                   5.580%, 4/25/35                                    1,346,850
    1,229,920   Impac CMB Trust, Series 2005-3,
                   Class A1 (1)
                   5.560%, 8/25/35                                    1,230,726
      404,781   Impac CMB Trust, Series 2005-4,
                   Class 1A2 (1)
                   5.660%, 5/25/35                                      405,376
      238,764   Impac Secured Assets,
                   Series 2005-2, Class A1M (1)
                   5.710%, 3/25/36                                      239,156
    1,470,635   Indymac Index Mortgage Loan
                   Trust, Series 2006-AR9,
                   Class 3A1 (1)
                   6.006%, 6/25/36                                    1,462,584
   22,206,722   Lehman Brothers Small Balance
                   Commercial IO,
                   Series 2005-1A,
                   Class A (2) (3) (7)
                   0.850%, 2/25/30                                      291,463
      210,665   Master Adjustable Rate Mortgages
                   Trust, Series 2004-9,
                   Class 2A1 (1)
                   5.700%, 11/25/34                                     211,504
        4,761   Master Resecuritization Trust,
                   Series 2006-1CI, Class N1 (2)
                   5.750%, 7/25/35                                        4,724
      361,160   Master Specialized Loan Trust,
                   Series 2006-2, Class A (1) (2)
                   5.580%, 2/25/36                                      359,480
      715,741   Residential Accredit Loans, Series
                   2005-Q01, Class A2 (1)
                   6.522%, 8/25/35                                      718,816
    2,099,102   Residential Accredit Loans, Series
                   2005-Q02, Class A1 (1)
                   6.382%, 9/25/45                                    2,155,757

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
       91,272   Structured Adjustable Rate
                   Mortgage, Series 2005-19X1,
                   Class A1 (2)
                   5.400%, 10/28/10                                      90,730
    2,014,061   Structured Asset Mortgage
                   Investments, Series 2005-AR7,
                   Class 5A1 (1)
                   6.482%, 3/25/46                                    2,015,949
    2,380,958   Structured Asset Mortgage
                   Investments, Series 2005-AR8,
                   Class A2 (1)
                   6.502%, 2/25/36                                    2,402,164
      513,990   Structured Asset Securities,
                   Series 2005-GEL2, Class A (1)
                   5.600%, 4/25/35                                      509,385
      560,000   Wachovia Bank Commercial
                   Mortgage Trust, Series 2002-
                   WHL, Class L (1) (2) (3) (7)
                   8.320%, 3/15/15                                      558,359
    1,052,625   Washington Mutual, Series 2005-
                   AR13, Class A1A2 (1)
                   6.472%, 10/25/45                                   1,055,627
    3,033,752   Washington Mutual, Series 2006-
                   AR5, Class A1A (1)
                   6.012%, 6/25/46                                    3,036,596
      507,952   Washington Mutual, Series 2006-
                   AR7, Class 1A (1)
                   6.002%, 7/25/46                                      508,409
      463,940   Washington Mutual, Series 2006-
                   AR7, Class 2A (1)
                   6.002%, 7/25/46                                      464,411
    1,547,826   Wells Fargo Mortgage-Backed
                   Securities, Series 2006-AR10,
                   Class 5A2 (1)
                   5.599%, 7/25/36                                    1,547,648
      428,646   WMALT Mortgage Pass-Through
                   Certificates, Series 2005-5,
                   Class CB1 (1)
                   5.500%, 7/25/35                                      427,980
                                                                  -------------
                TOTAL COLLATERALIZED
                   MORTGAGE OBLIGATIONS
                   (Cost $43,459,133)                                43,091,613
                                                                  -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

 Principal
  Amount $                                                           Value $
-------------                                                     -------------
                COMMERCIAL PAPER (5) - 24.3%
    5,000,000   AIG
                   5.259%, 8/13/07                                    4,991,275
    3,500,000   American Express
                   5.278%, 8/31/07                                    3,484,688
    4,000,000   American General Finance
                   5.280%, 8/13/07                                    3,993,000
    5,500,000   Citicorp
                   5.298%, 8/08/07                                    5,494,369
    4,500,000   General Electric Capital
                   5.273%, 8/10/07                                    4,494,101
    5,000,000   Toyota Motor Credit
                   5.276%, 8/02/07                                    4,999,271
                                                                  -------------
                TOTAL COMMERCIAL
                   PAPER
                   (Cost $27,456,704)                                27,456,704
                                                                  -------------
                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS - 17.0%
                FHLMC (1)
    4,023,550      5.576%, 8/01/34                                    4,030,207
      716,071      4.790%, 10/01/35                                     721,836
                FNMA (1)
      607,200      7.503%, 10/01/36                                     624,324
    4,392,784      7.498%, 7/01/36                                    4,500,025
    1,993,792      7.488%, 11/01/36                                   2,050,164
      534,005      7.467%, 4/01/36                                      548,680
      902,740      7.437%, 10/01/36                                     934,010
      662,527      7.386%, 9/01/36                                      684,284
      215,367      7.314%, 8/01/36                                      221,884
    1,324,468      6.993%, 10/01/35                                   1,362,601
    1,157,302      6.966%, 11/01/35                                   1,190,538
    2,372,513      4.113%, 4/01/34                                    2,345,795
                                                                  -------------
                TOTAL U.S. GOVERNMENT
                   MORTGAGE-BACKED
                   OBLIGATIONS
                   (Cost $19,232,965)                                19,214,348
                                                                  -------------
                MORTGAGE-BACKED OBLIGATIONS - 16.3%
      565,835   AAA Trust, Series 2005-1A,
                   Class 2A1 (1) (2)
                   5.600%, 2/27/35                                      564,934
       84,630   Aames Mortgage Trust, Series
                   2002-2, Class B (3) (4)
                   6.770%, 3/25/33                                       71,245

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      131,942   Ace Securities, Series 2004-FM1,
                   Class M2 (1) (3)
                   7.195%, 9/25/33                                      123,704
       90,920   Aegis Asset-Backed Securities
                   Trust, Series 2005-1,
                   Class 1A2 (1)
                   5.570%, 3/25/35                                       90,926
      205,000   Ameriquest Mortgage Securities,
                   Series 2003-AR1,
                   Class M3 (1) (3)
                   7.432%, 1/25/33                                      203,455
       36,032   Asset-Backed Funding Certificates,
                   Series 2003-OPT1,
                   Class M3 (1) (3)
                   7.220%, 9/25/32                                       34,192
      825,006   Bayview Commercial Asset Trust,
                   Series 2005-3A,
                   Class A1 (1) (2)
                   5.640%, 11/25/35                                     830,121
      752,106   Bear Stearns Asset-Backed
                   Securities, Series 2006-SD4,
                   Class 3A1 (1)
                   6.002%, 10/25/36                                     752,576
      455,086   CDC Mortgage Capital Trust,
                   Series 2003-HE3,
                   Class M2 (1) (3)
                   7.070%, 11/25/33                                     447,363
    1,435,970   Countrywide Alternative Loan
                   Trust, Series 2007-8CB,
                   Class A1
                   5.500%, 5/25/37                                    1,423,432
       55,000   Countrywide Asset-Backed
                   Certificates, Series 2005-17,
                   Class 4A2A (1)
                   5.580%, 5/25/36                                       54,929
       63,164   Countrywide Asset-Backed
                   Certificates, Series 2006-11,
                   Class 1AF1 (1)
                   5.440%, 9/25/46                                       63,161
       42,246   Countrywide Asset-Backed
                   Certificates, Series 2006-SD2,
                   Class 2A1A (1) (2)
                   5.490%, 11/25/36                                      42,233


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MORTGAGE-BACKED OBLIGATIONS -
                (CONTINUED)
      306,070   Countrywide Asset-Backed
                   Securities, Series 2006-QH1,
                   Class A1A (1) (2)
                   5.520%, 9/25/36                                      306,011
      221,661   First National Loan Corporation
                   Trust, Series 2005-1,
                   Class M2 (1)
                   5.750%, 5/25/35                                      219,066
       46,129   Fremont NIM Trust,
                   Series 2005-B (2) (3) (7)
                   5.500%, 4/25/35                                       20,758
      460,000   GMAC Mortgage Corporation
                   Loan Trust, Series 2004-HE2,
                   Class M1 (1)
                   3.950%, 10/25/33                                     453,501
      901,474   Greenpoint Mortgage Funding
                   Trust, Series 2006-HE1,
                   Class AX (1)
                   5.490%, 3/12/37                                      899,184
      223,699   GRMT Mortgage Loan Trust,
                   Series 2001-1A, Class A5 (2)
                   6.650%, 7/20/31                                      223,006
       21,904   Home Equity Asset Trust, Series
                   2003-1, Class M3 (1) (3)
                   7.920%, 6/25/33                                       21,223
       66,640   Home Equity Asset Trust, Series
                   2003-3, Class B1 (1) (3)
                   9.092%, 8/25/33                                        8,613
    1,005,000   Impac Secured Assets Corporation,
                   Series 2006-3, Class A5M (1)
                   5.520%, 11/25/36                                   1,005,012
    1,353,284   Indymac Index Mortgage Loan
                   Trust, Series 2006-AR13,
                   Class A1 (1)
                   6.088%, 7/25/36                                    1,346,340
       20,143   Lake Country Mortgage Loan
                   Trust, Series 2005-HE1,
                   Class A1 (1) (2)
                   5.520%, 12/25/32                                      20,142

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      575,000   Lake Country Mortgage Loan
                   Trust, Series 2005-HE1,
                   Class A2 (1) (2)
                   5.700%, 12/25/32                                     574,594
       12,381   Master Asset-Backed Securities
                   NIM Trust, Series 2005-C10A,
                   Class N1 (2) (3) (6) (7)
                   4.750%, 5/26/35                                        1,238
          689   Master Asset-Backed Securities
                   NIM Trust, Series 2005-CI9A,
                   Class N1 (2) (3) (7)
                   4.940%, 3/26/35                                          670
       58,640   Master Asset-Backed Securities
                   NIM Trust,
                   Series 2005-OPT1 (1) (2) (3)
                   5.420%, 5/26/10                                       58,640
        5,062   Master Asset-Backed Securities
                   NIM Trust, Series 2006-C15A,
                   Class N1 (2) (3) (7)
                   6.280%, 1/26/36                                        4,707
       18,149   Option One Mortgage Loan Trust,
                   Series 2002-3, Class M2 (1)
                   7.015%, 8/25/32                                       18,167
        8,454   Option One Mortgage Loan Trust,
                   Series 2002-3, Class M3 (1) (3)
                   8.095%, 8/25/32                                        5,102
      172,494   Option One Mortgage Loan Trust,
                   Series 2003-1, Class M2 (1)
                   7.270%, 2/25/33                                      160,075
       38,623   Option One Mortgage Loan Trust,
                   Series 2003-3, Class M2 (1)
                   6.920%, 6/25/33                                       38,439
      547,424   Provident Bank Home Equity Loan
                   Trust, Series 1999-3,
                   Class A3 (1)
                   5.710%, 1/25/31                                      547,692
    2,442,164   Residential Accredit Loans, Series
                   2007-QS5, Class A1
                   5.500%, 3/25/37                                    2,426,985
      170,762   Sharps SP I LLC NIM Trust,
                   Series 2005-AS1N,
                   Class NA (2) (3) (7)
                   7.380%, 9/25/35                                       85,381


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MORTGAGE-BACKED OBLIGATIONS -
               (CONTINUED)
       26,570   Sharps SP I LLC NIM Trust, Series
                   2005-HE4N, Class N (2) (3) (7)
                   5.250%, 7/25/35                                        8,768
      164,868   Sharps SP I LLC NIM Trust,
                   Series 2006-HE3N,
                   Class NA (2) (3) (7)
                   6.400%, 6/25/36                                       57,704
      206,869   Soundview Home Equity Loan
                   Trust, Series 2003-2,
                   Class A2 (1)
                   5.970%, 11/25/33                                     206,857
    1,300,000   Soundview Home Equity Loan
                   Trust, Series 2006-WF1,
                   Class A2 (4)
                   5.645%, 10/25/36                                   1,296,594
    1,458,697   Structured Asset Securities
                   Corporation, Series 2002-RM1,
                   Class A (1) (2)
                   5.970%, 10/25/37                                   1,464,167
      244,668   Terwin Mortgage Trust, Series
                   2006-4SL, Class A1 (1) (2)
                   4.500%, 5/25/37                                      241,982
    2,013,432   Wells Fargo Mortgage-Backed
                   Securities, Series 2005-AR9,
                   Class 2A1 (1)
                   4.362%, 5/25/35                                    1,998,391
                                                                  -------------
                TOTAL MORTGAGE-
                   BACKED OBLIGATIONS
                   (Cost $18,817,825)                                18,421,280
                                                                  -------------
                ASSET-BACKED SECURITIES - 3.2%
       73,432   Amortizing Residential Collateral
                   Trust, Series 2002-BC1,
                   Class M1 (1)
                   6.170%, 1/25/32                                       72,935
       45,277   Amortizing Residential Collateral
                   Trust, Series 2002-BC10,
                   Class M2 (1) (3)
                   9.070%, 1/25/33                                        9,777

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
       39,381   Amortizing Residential Collateral
                   Trust, Series 2002-BC4,
                   Class M3 (1) (3)
                   7.220%, 7/25/32                                       23,830
      414,456   Aspen Funding I, Ltd., Series 2002-
                   1A, Class A1L (1) (2)
                   5.960%, 7/10/37                                      410,311
       11,538   Countrywide Asset-Backed
                   Certificates, Series 2003-1,
                   Class B (1) (3)
                   10.570%, 9/25/32                                      11,534
      104,955   Countrywide Asset-Backed
                   Certificates, Series 2003-1,
                   Class M1 (1)
                   6.445%, 4/25/33                                      104,230
      108,522   Countrywide Asset-Backed
                   Certificates, Series 2003-3,
                   Class 3A (1)
                   5.590%, 11/25/33                                     108,477
       14,756   Countrywide Asset-Backed
                   Certificates, Series 2004-11,
                   Class A2 (1)
                   5.700%, 3/25/33                                       14,759
      126,244   Countrywide Asset-Backed
                   Certificates, Series 2004-SD3,
                   Class A2 (1) (2)
                   5.870%, 9/25/34                                      124,945
       10,659   Countrywide Asset-Backed
                   Certificates, Series 2005-2N,
                   Class N (2) (3) (7)
                   4.500%, 8/25/36                                        9,947
      480,000   Countrywide Asset-Backed
                   Certificates, Series 2005-5,
                   Class M4 (1)
                   6.120%, 10/25/35                                     470,779
       83,082   Countrywide Asset-Backed
                   Certificates, Series 2005-9N,
                   Class N (2) (3) (7)
                   5.500%, 10/25/36                                      45,903
       61,981   Countrywide Asset-Backed
                   Certificates,
                   Series 2005-AB5N (2) (3) (7)
                   6.000%, 12/29/36                                      56,965


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                ASSET-BACKED SECURITIES - (CONTINUED)
      355,204   Countrywide Home Equity Loan
                   Trust, Series 2003-C,
                   Class A (1)
                   5.590%, 5/15/29                                      354,767
      140,307   Credit Suisse First Boston
                   Mortgage Securities, Series
                   2005-AGE1, Class A1 (1)
                   5.460%, 2/25/32                                      140,314
        1,131   Fieldstone Mortgage Investment,
                   Series 2005-1, Class 1A2 (1)
                   5.610%, 3/25/35                                        1,131
       24,160   First Franklin Mortgage Loan,
                   Series 2003-FF1,
                   Class M3F (3) (4)
                   6.092%, 3/25/33                                        2,468
       11,428   GSAMP Trust, Series 2004-WFN
                   (2) (3) (6) (7)
                   5.000%, 10/25/34                                      11,142
      703,593   Lehman XS Trust,
                   Series 2006-12N, A1A1 (1)
                   5.400%, 8/25/46                                      703,718
      152,064   Saco I Trust, Series 2005-2,
                   Class A (1) (2)
                   5.520%, 4/25/35                                      151,150
       11,805   Saco I Trust, Series 2005-3,
                   Class A (1)
                   5.550%, 7/25/35                                       11,806
       59,557   Structured Asset Investment Loan
                   Trust, Series 2003-BC1,
                   Class M2 (1) (3)
                   8.095%, 1/25/33                                       59,502
       99,741   Structured Asset Investment Loan
                   Trust, Series 2003-BC11,
                   Class M4 (1) (3) (6)
                   8.320%, 10/25/33                                      20,447
       44,197   Structured Asset Investment Loan
                   Trust, Series 2003-BC11,
                   Class M5 (1) (3) (6)
                   8.320%, 10/25/33                                       7,072

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      119,597   Structured Asset Investment Loan
                   Trust, Series 2003-BC2,
                   Class M1 (1)
                   6.700%, 4/25/33                                      116,825
      160,000   Structured Asset Investment Loan
                   Trust, Series 2003-BC7,
                   Class M1 (1)
                   6.070%, 7/25/33                                      159,998
       63,810   Structured Asset Investment Loan
                   Trust, Series 2004-1,
                   Class M4 (1) (3)
                   8.070%, 2/25/34                                       46,309
      445,906   Wachovia Loan Trust, Series 2005-
                   SD1, Class A (1) (2)
                   5.680%, 5/25/35                                      442,400
                                                                  -------------
                TOTAL ASSET-BACKED
                   SECURITIES
                   (Cost $3,973,427)                                  3,693,441
                                                                  -------------
                CORPORATE OBLIGATION - 0.3%
      300,000   Twin Reefs Pass-Through (1) (2)
                   6.320%, 12/10/09                                     300,953
                                                                  -------------
                TOTAL CORPORATE
                   OBLIGATION
                   (Cost $300,424)                                      300,953
                                                                  -------------
                SHORT-TERM INVESTMENT - 0.0%
       34,082   JPMorgan Chase Bank, N.A. Time
                   Deposit (Nassau), 4.81%                               34,082
                                                                  -------------
                TOTAL SHORT-TERM
                   INVESTMENT
                   (Cost $34,082)                                        34,082
                                                                  -------------
                TOTAL INVESTMENTS -
                   99.2%
                   (Cost $113,274,560)*                             112,212,421
                                                                  -------------
                OTHER ASSETS LESS
                   LIABILITIES - 0.8%                                   914,908
                                                                  -------------
                NET ASSETS - 100.0%                               $ 113,127,329
                                                                  =============

* At July 31, 2007, the tax basis cost of the Fund's investments was $113,274,560, and the unrealized appreciation and depreciation of investments owned by the Fund were $144,855 and $(1,206,994), respectively.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

(1) Variable Rate Security -- Rate disclosed is as of July 31, 2007.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $8,748,832, representing 7.7% of the net assets of the Fund.
(3) Security considered illiquid. On July 31, 2007, the value of these securities amounted to $2,307,481, representing 2.0% of the net asset of the Fund.
(4) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2007.
(5) The rate shown represents the security's effective yield at time of purchase.
(6) Security is fair valued.
(7) Security considered restricted.
CMB -- Collateralized Mortgage Bond
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only Security -- principal amount represents notional amount.
LLC -- Limited Liability Company
Ltd. -- Limited
NIM -- Net Interest Margin
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

As of July 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of July 31, 2007 were as follows:

                                                                                                % OF NET
                               PRINCIPAL AMOUNT   ACQUISITION DATE      COST     MARKET VALUE    ASSETS
                               ----------------   ----------------   ---------   ------------   --------
Countrywide Asset-Backed
    Certificates
    4.500%, 8/25/36              $    10,659           4/27/05       $  10,581     $   9,947      0.0%
Countrywide Asset-Backed
    Certificates
    5.500%, 10/25/36                  83,082          10/28/05          82,476        45,903      0.0
Countrywide Asset-Backed
    Certificates
    6.000%, 12/29/36                  61,981          12/16/05          61,058        56,965      0.1
Fremont NIM Trust
    5.500%, 4/25/35                   46,129           5/17/05          45,961        20,758      0.0
GSAMP Trust
    5.000%, 10/25/34                  11,428           12/9/05          11,289        11,142      0.0
Lehman Brothers Small
    Balance Commercial IO
    0.850%, 2/25/30               22,206,722            4/8/05         535,539       291,463      0.3
Master Asset-Backed
    Securities NIM Trust
    4.750%, 5/26/35                   12,381           7/15/05          12,366         1,238      0.0
Master Asset-Backed
    Securities NIM Trust
    4.940%, 3/26/35                      689           5/18/05             688           670      0.0


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

                                                                                                 % OF NET
                               PRINCIPAL AMOUNT   ACQUISITION DATE      COST     MARKET VALUE     ASSETS
                               ----------------   ----------------   ---------   ------------   ---------
Master Asset-Backed
   Securities NIM Trust
   6.280%, 1/26/36                $    5,062            3/21/06       $   5,061     $   4,707      0.0%
Sharps SP I LLC NIM Trust
   7.380%, 9/25/35                   170,762            2/16/06         170,628        85,381      0.1
Sharps SP I LLC NIM Trust
   5.250%, 7/25/35                    26,570            2/13/06          26,302         8,768      0.0
Sharps SP I LLC NIM Trust
   6.400%, 6/25/36                   164,868           10/13/06         163,996        57,704      0.1
Wachovia Bank Commercial
   Mortgage Trust
   8.320%, 3/15/15                   560,000            2/15/05         560,344       558,359      0.5


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
  Amount (a)                                                         Value $
-------------                                                     -------------
                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS - 61.5%
    6,500,000   FHLB (2)
                   5.126%, 8/02/07                                    6,499,076
                FHLMC Gold TBA
    6,125,000      6.000%, 8/15/37                                    6,076,190
    3,300,000      5.500%, 8/15/37                                    3,187,595
    2,200,000      5.000%, 8/15/37                                    2,063,532
    5,000,000   FNMA TBA
                   5.000%, 8/25/22                                    4,847,655
                                                                  -------------
                TOTAL U.S. GOVERNMENT
                   MORTGAGE-BACKED
                   OBLIGATIONS
                   (Cost $22,566,232)                                22,674,048
                                                                  -------------
                U.S. TREASURY OBLIGATIONS (6) - 26.3%
                U.S. Treasury Bills (5)
    1,405,000      4.895%, 10/18/07                                   1,390,485
    1,500,000      4.655%, 8/09/07                                    1,498,371
                U.S. Treasury Bonds
    3,145,000      5.125%, 5/15/16                                    3,219,694
       45,000      4.500%, 2/15/36                                       42,075
    3,010,643   U.S. Treasury Inflation Bond
                   1.625%, 1/15/15                                    2,836,591
                U.S. Treasury Notes
      335,000      4.750%, 5/31/12                                      337,042
      405,000      4.500%, 5/15/17                                      396,362
                                                                  -------------
                TOTAL U.S. TREASURY
                   OBLIGATIONS
                   (Cost $9,630,178)                                  9,720,620
                                                                  -------------
                COMMERCIAL PAPER (5) - 13.4%
    2,000,000   HBO Finance
                   5.320%, 10/05/07                                   1,981,046
    1,000,000   Lloyds Finance
                   5.295%, 10/05/07                                     990,567
    2,000,000   UBS Finance
                   5.310%, 10/05/07                                   1,981,082
                                                                  -------------
                TOTAL COMMERCIAL
                   PAPER
                   (Cost $4,952,695)                                  4,952,695
                                                                  -------------

  Principal
  Amount (a)                                                         Value $
-------------                                                     -------------
                CORPORATE OBLIGATIONS (6) - 11.7%
      140,000   Adaro Finance
                   8.500%, 12/08/10                                     141,439
       25,000   AGY Holdings (4)
                   11.000%, 11/15/14                                     25,875
       50,000   AK Steel
                   7.750%, 6/15/12                                       49,750
       45,000   American Media Operation
                   Series B
                   10.250%, 5/01/09                                      41,062
       25,000   American Railcar
                   7.500%, 3/01/14                                       24,500
       30,000   Americast Technologies (4)
                   11.000%, 12/01/14                                     29,700
       55,000   Ameriqual Group LLC (4)
                   9.500%, 4/01/12                                       53,350
       40,000   Amkor Technologies
                   7.125%, 3/15/11                                       37,450
       75,000   Avnet
                   6.625%, 9/15/16                                       76,952
       20,000   Belden (4)
                   7.000%, 3/15/17                                       19,000
       25,000   Brigham Exploration
                   9.625%, 5/01/14                                       24,063
       50,000   Broadview Networks Holdings (4)
                   11.375%, 9/01/12                                      50,750
       45,000   Buffalo Thunder Development
                   Authority (4)
                   9.375%, 12/15/14                                      42,075
       15,000   CCH I Capital LLC
                   11.000%, 10/01/15                                     15,075
       20,000   CCH I Holdings LLC
                   10.000%, 5/15/14                                      17,800
       65,000   Centennial Communications (3)
                   11.110%, 1/01/13                                      66,300
      100,000   Centercredit International (4)
                   8.625%, 1/30/14                                       95,500
       55,000   Chaparral Energy
                   8.500%, 12/01/15                                      49,637
       60,000   Chesapeake Energy
                   7.000%, 8/15/14                                       59,325


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
  Amount (a)                                                         Value $
-------------                                                     -------------
                CORPORATE OBLIGATIONS - (CONTINUED)
       30,000   Chiquita Brands International
                   8.875%, 12/01/15                                      25,950
       30,000   Cie Generale Geophysique
                   7.750%, 5/15/17                                       29,400
      105,000   Citigroup
                   6.125%, 8/25/36                                      101,947
       85,000   Citizens Communications
                   9.000%, 8/15/31                                       79,475
       70,000   Claymont Steel (4)
                   8.875%, 2/15/15                                       67,550
       20,000   Coleman Cable (4)
                   9.875%, 10/01/12                                      20,900
       35,000   Cooper
                   7.125%, 2/15/15                                       33,862
       35,000   CRC Health
                   10.750%, 2/01/16                                      37,450
                Dynegy Holdings
       60,000      8.375%, 5/01/16                                       56,100
       20,000      7.750%, 6/01/19                                       17,400
       50,000   Edison Mission Energy (4)
                   7.000%, 5/15/17                                       45,375
       25,000   El Paso
                   7.000%, 6/15/17                                       24,137
       77,486   Elwood Energy LLC
                   8.159%, 7/05/26                                       78,362
      100,000   Empire Capital Resources (4)
                   9.375%, 12/15/11                                     100,880
                Enterprise Products Operations (3)
      100,000      8.375%, 8/01/66                                      102,186
       50,000      7.034%, 1/15/68                                       45,797
       10,000   Ford Motor
                   7.450%, 7/16/31                                        7,700
       35,000   Ford Motor Credit LLC
                   9.875%, 8/10/11                                       35,471
                Freeport-McMoRan
       70,000      8.375%, 4/01/17                                       73,675
       10,000      8.250%, 4/01/15                                       10,500
       45,000   FTI Consulting
                   7.750%, 10/01/16                                      44,325
       25,000   General Cable (3)
                   7.735%, 4/01/15                                       24,125

  Principal
  Amount (a)                                                         Value $
-------------                                                     -------------
       25,000   General Motors
                   7.200%, 1/15/11                                       22,563
       10,000   GMAC LLC
                   6.625%, 5/15/12                                        9,158
       20,000   Hanover Compressor
                   9.000%, 6/01/14                                       22,150
       30,000   Hawaiian Telcom
                   Commumications Series B
                   12.500%, 5/01/15                                      31,650
                HCA (4)
       40,000      9.250%, 11/15/16                                      39,800
       55,000      6.375%, 1/15/15                                       42,762
       25,000   Hornbeck Offshore Service
                   Series B
                   6.125%, 12/01/14                                      22,875
      105,000   JPMorgan Chase Capital Series T
                   6.550%, 9/29/36                                       96,466
      120,000   Kazkommerts International (4)
                   7.500%, 11/29/16                                     105,900
                Level 3 Financing (3) (4)
       55,000      9.150%, 2/15/15                                       52,250
       50,000      8.750%, 2/15/17                                       46,250
       50,000   Lyondell Chemical
                   6.875%, 6/15/17                                       52,750
      150,000   MarkWest Energy Partners
                   8.500%, 7/15/16                                      150,750
       65,000   McLeodusa (4)
                   10.500%, 10/01/11                                     67,601
       15,000   Michaels Stores (4)
                   11.375%, 11/01/16                                     14,550
       30,000   Mohegan Tribal Gaming
                   7.125%, 8/15/14                                       29,175
       40,000   Mosaic (4)
                   7.375%, 12/01/14                                      40,000
      100,000   MTR Gaming Group
                   9.000%, 6/01/12                                      103,000
       75,000   Neff (4)
                   10.000%, 6/01/15                                      69,375
       25,000   Nevada Power Series O
                   6.500%, 5/15/18                                       25,229
       20,000   NRG Energy
                   7.375%, 1/15/17                                       19,350


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
  Amount (a)                                                          Value $
-------------                                                     -------------
                CORPORATE OBLIGATIONS - (CONTINUED)
       25,000   Penske Auto Group
                   7.750%, 12/15/16                                      24,125
       75,000   Petroplus Finance (4)
                   7.000%, 5/01/17                                       68,812
       60,000   PNA Group (4)
                   10.750%, 9/01/16                                      64,500
       15,000   Qwest
                   7.500%, 10/01/14                                      14,775
       25,000   Regency Energy Partners (4)
                   8.375%, 12/15/13                                      25,875
       30,000   Rental Service (4)
                   9.500%, 12/01/14                                      29,400
       45,000   Residential Capital LLC (3)
                   6.660%, 11/21/08                                      43,275
       10,000   Reynolds American
                   7.625%, 6/01/16                                       10,373
       45,000   San Pasqual Casino (4)
                   8.000%, 9/15/13                                       44,887
                Seagate Technology Holding
       45,000      6.800%, 10/01/16                                      42,075
       20,000      6.375%, 10/01/11                                      19,500
       15,000   Senior Housing Trust
                   8.625%, 1/15/12                                       15,750
       20,000   Snoqualmie (4)
                   9.125%, 2/01/15                                       19,900
                Spansion LLC (4)
       40,000      11.250%, 1/15/16                                      37,800
       30,000      8.485%, 6/01/13                                       28,050
       35,000   Stallion Oilfield (4)
                   9.750%, 2/01/15                                       34,125
       55,000   Stena
                   7.500%, 11/01/13                                      55,000
      300,000   Stingray Pass Through Trust (4)
                   5.902%, 1/12/15                                      278,185
       50,000   Sunstate Equipment (4)
                   10.500%, 4/01/13                                      49,250
      105,000   Swiss Re Capital I LP (3) (4)
                   6.854%, 5/25/16                                      104,688
       20,000   Teppco Partners (3)
                   7.000%, 6/01/67                                       18,423
       45,000   Toys R Us
                   7.875%, 4/15/13                                       37,350

  Principal
  Amount (a)                                                          Value $
-------------                                                     -------------
                Ventas Realty LP
       25,000      7.125%, 6/01/15                                       24,313
       60,000      6.500%, 6/01/16                                       55,725
       25,000   Vitamin Shoppe (3)
                   12.860%, 11/15/12                                     26,250
       30,000   Vitro (4)
                   9.125%, 2/01/17                                       28,950
       55,000   Williams Series A
                   7.500%, 1/15/31                                       54,450
       30,000   Wimar Opco LLC (4)
                   9.625%, 12/15/14                                      25,350
                                                                  -------------
                TOTAL CORPORATE
                   OBLIGATIONS
                   (Cost $4,508,834)                                  4,326,930
                                                                  -------------
                FOREIGN BONDS - 9.4%
      100,000   ABH Financial (4)
                   8.200%, 6/25/12                                       96,250
      100,000   Credit Suisse
                   8.000%, 2/22/10                                      102,839
      240,000   Export Import Bank of Ukraine
                   7.650%, 9/07/11                                      238,471
                German Treasury Bills (2)
EUR   100,000      3.970%, 8/15/07                                      136,606
EUR    40,000      3.960%, 9/12/07                                       54,471
EUR   100,000   Hellas II (3)
                   9.968%, 1/15/15                                      134,749
IDR             Indonesia Government
3,280,000,000      10.000%, 7/15/17                                     376,061
EUR   310,000   Kingdom of Morocco
                   5.000%, 7/08/08                                      425,355
      100,000   Majapahit Holding
                   7.250%, 10/17/11                                     101,427
MYR             Malaysian Government
    2,350,000      3.869%, 4/13/10                                      687,821
EUR   125,000   NXP Funding LLC (3)
                   6.718%, 10/15/13                                     159,441
      100,000   Province of Buenos Aires
                   9.375%, 9/14/18                                       85,250
       62,813   Republic of Argentina Series V
                   7.000%, 3/28/11                                       61,196
      200,000   RSHB Capital
                   6.875%, 11/29/10                                     204,224


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
  Amount (a)                                                          Value $
-------------                                                     -------------
                FOREIGN BONDS - (CONTINUED)
EUR    50,000   Russian Standard Bank Finance
                   6.825%, 9/16/09                                       66,447
      206,000   VTB Capital (3)
                   6.110%, 9/21/07                                      206,052
                VTB Capital Series E, MTN (3)
EUR   170,000      4.740%, 3/13/09                                      232,205
EUR    70,000      4.250%, 2/15/16                                       91,617
                                                                  -------------
                TOTAL FOREIGN BONDS
                   (Cost $3,462,960)                                  3,460,482
                                                                  -------------
                MORTGAGE-BACKED OBLIGATIONS - 3.8%
      370,000   Bear Stearns Commercial
                   Mortgage Securities, Series
                   2006-T22, Class A4 (3)
                   5.466%, 4/12/38                                      363,181
EUR    92,764   Gracechurch Card PLC, Series
                   2006-A, Class A1 (3)
                   6.320%, 10/15/12                                     127,219
        8,801   GSAA Home Equity Trust, Series
                   2006-6N, Class N1 (1) (4) (7)
                   5.750%, 7/26/36                                        8,625
       56,400   Master Asset-Backed Securities
                   NIM Trust, Series 2006-CI23,
                   Class N1 (1) (4) (7)
                   7.250%, 8/25/36                                       16,920
       12,624   Meritage Mortgage Loan Trust,
                   Series 2004-1,
                   Class B1 (1) (3) (4) (7)
                   8.820%, 7/25/34                                          533
       11,014   New Century Home Equity Loan
                   Trust, Series 2003-3,
                   Class M5 (3) (7)
                   6.641%, 7/25/33                                        5,760
       28,000   Park Place Securities, Series 2004-
                   WCW1, Class N8 (3) (7)
                   8.820%, 9/25/34                                       21,809
       47,865   Sharps SP I LLC NIM Trust,
                   Series 2006-HE3N,
                   Class NA (1) (4) (7)
                   6.400%, 6/25/36                                       16,753

  Principal
  Amount (a)                                                          Value $
-------------                                                     -------------
      870,000   Wachovia Bank Commercial
                   Mortgage Trust, Series 2007-
                   C30, Class A5
                   5.342%, 12/15/43                                     830,866
                                                                  -------------
                TOTAL MORTGAGE-
                   BACKED OBLIGATIONS
                   (Cost $1,492,705)                                  1,391,666
                                                                  -------------
                COLLATERALIZED MORTGAGE
                OBLIGATION - 0.4%
      160,000   Morgan Stanley Capital I, Series
                   2003-T11, Class A3
                   4.850%, 6/13/41                                      157,172
                                                                  -------------
                TOTAL COLLATERALIZED
                   MORTGAGE OBLIGATION
                   (Cost $156,356)                                      157,172
                                                                  -------------
                TOTAL INVESTMENTS -
                   126.5%
                   (Cost $46,769,960)*                               46,683,613
                                                                  -------------
                OTHER ASSETS LESS
                   LIABILITIES - (26.5)%                             (9,787,564)
                                                                  -------------
                NET ASSETS - 100.0%                               $  36,896,049
                                                                  =============

*At July 31, 2007, the tax basis cost of the Fund's investments was $46,769,960, and the unrealized appreciation and depreciation of investments owned by the Fund were $262,677 and $(349,024), respectively.
(a) Principal amount denominated in U.S. dollars unless otherwise indicated.
(1) Security considered restricted.
(2) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(3) Variable Rate Security -- Rate disclosed is as of July 31, 2007.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $2,008,296, representing 5.4% of the net assets of the Fund.
(5) The rate shown represents the security's effective yield at time of purchase.
(6) Security, or portion of security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.
(7) Security considered illiquid. On July 31, 2007, the value of these securities amounted to $70,400 representing 0.2% of the net assets of the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

BUBOR -- Budapest Inter-Bank Offer Interest Rate
EUR -- Euro
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
JPY -- Japanese Yen
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
MYR -- Malaysian Ringgit
NIM -- Net Interest Margin
PLC -- Public Limited Company
TBA -- To Be Announced
USD -- United States Dollar
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
FUTURES CONTRACTS:
The Fund had the following futures contracts outstanding as of July 31, 2007:

                                                                              NET UNREALIZED
                                NUMBER OF                                      APPRECIATION
                                CONTRACTS       VALUE      EXPIRATION DATE    (DEPRECIATION)
---------------------------------------------------------------------------------------------
LONG:
   Euro-Schatz                     75       $ 10,550,418     September-07    $        22,684
   U.S. Treasury 5 Year Note        3            316,406     September-07              2,264
                                                                             ----------------
                                                                                      24,948
SHORT:
   Euro-Bobl                        1            146,459     September-07               (732)
   Euro-Bund                        9          1,388,186     September-07            (10,397)
   Euro-Schatz                      1            140,672     September-07               (291)
   U.S. Treasury 5 Year Note       270        28,476,563     September-07           (360,130)
   U.S. Treasury 10 Year Note      70          7,519,531     September-07            (94,038)
   U.S. Long Bond                   3            330,188     September-07             (2,939)
                                                                             ---------------
                                                                                    (468,527)
                                                                             ---------------
                                                                             $      (443,579)
                                                                             ===============

--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS:
The Fund had the following forward foreign currency contracts outstanding at July 31, 2007:

                                                              NET
                                                          UNREALIZED
SETTLEMENT           CURRENCY            CURRENCY        APPRECIATION
DATE                TO DELIVER          TO RECEIVE      (DEPRECIATION)
----------------------------------------------------------------------
10/3/07         USD      5,680,021   JPY  668,791,201   $      12,344
10/3/07         EUR      1,470,225   USD    1,994,314         (20,935)
10/3/07         JPY    668,791,200   USD    5,500,000        (192,365)
8/30/07         IDR  3,586,635,000   USD      390,000           1,191
8/30/07         MYR      2,406,778   USD      700,000           3,729
                                                        -------------
                                                        $    (196,036)
                                                        =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

As of July 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of July 31, 2007 were as follows:

                                                                                                              % OF NET
                                               PRINCIPAL AMOUNT   ACQUISITION DATE    COST     MARKET VALUE    ASSETS
                                               ----------------   ----------------  --------   ------------   --------
GSAA Home Equity Trust
   5.750%, 7/26/36                                $  8,801            8/22/06       $  8,790     $  8,625       0.0%
Master Asset-Backed Securities
   NIM Trust
   7.250%, 8/25/36                                  56,400           11/23/06         56,364       16,920       0.0
Meritage Mortgage Loan Trust
   8.820%, 7/25/34                                  12,624            9/12/06         12,559          533       0.0
Sharps SP I LLC NIM Trust
   6.400%, 6/25/36                                  47,865           10/15/06         47,612       16,753       0.0

A summary of the outstanding Credit Default Swap agreements held by the Fund at July 31, 2007 is as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                                NET UNREALIZED
                                                                     EXPIRATION    NOTIONAL     APPRECIATION
DESCRIPTION                                                             DATE        AMOUNT      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.595% (2.38% per annum) times
notional amount of AK Steel Corp. 7.75% 6/15/12. Upon a
defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty:
Morgan Stanley)                                                        9/20/12     $ 200,000      $(10,659)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.085% (0.34% per annum) times notional
amount of Altria Group Inc. 7.00% 11/4/13. Upon a defined
credit event the Fund receives notional amount and makes
delivery of a defined deliverable obligation. (Counterparty:
Morgan Stanley)                                                        9/20/12     $ 125,000           240
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.055% (0.22% per annum) times notional
amount of AT&T Inc. 5.875% 2/1/12. Upon a defined credit event the Fund receives notional amount and makes delivery of a
defined deliverable obligation. (Counterparty: JP Morgan)              3/20/12     $ 150,000           730
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.6375% (2.55% per annum) times notional amount of BCE Inc. 7.35% 10/30/09. Upon a defined credit event the Fund receives notional amount and makes delivery of a
defined deliverable obligation. (Counterparty: JP Morgan)              9/20/12      $ 50,000         2,381
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.1875% (0.75% per annum) times notional amount of Bear Stearns Co. Inc. 5.30% 10/30/15. Upon a defined credit event the Fund receives notional amount and makes
delivery of a defined deliverable obligation. (Counterparty:
Morgan Stanley)                                                        9/20/12     $ 100,000           857
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                                                                NET UNREALIZED
                                                                     EXPIRATION    NOTIONAL     APPRECIATION
DESCRIPTION                                                             DATE        AMOUNT      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.075% (0.30% per annum) times notional
amount of Carrefour SA 6.125% 5/26/10. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan
Stanley)                                                               9/20/14    EUR 200,000     $  3,350
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.6875% (2.75% per annum) times notional amount of CDX HY Index Series 8. Upon a defined credit event the Fund receives notional amount and makes delivery of a
defined deliverable obligation. (Counterparty: Lehman Brothers)        6/20/12    $ 1,500,000      131,050
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.0875% (0.35% per annum) times notional amount of CDX IG Index Series 8. Upon a defined credit event the Fund receives notional amount and makes delivery of a
defined deliverable obligation. (Counterparty: Morgan Stanley)         6/20/12      $ 100,000        3,921
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.34% (1.36% per annum) times notional
amount of Centex Corp. 5.25% 6/15/15. Upon a defined credit
event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Lehman
Brothers)                                                              9/20/12      $ 100,000        3,297
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.13% (0.52% per annum) times notional
amount of CenturyTel Inc. 7.875% 8/15/12. Upon a defined
credit event the Fund receives notional amount and makes
delivery of a defined deliverable obligation. (Counterparty:
Royal Bank of Scotland)                                                9/20/12      $ 115,000        1,040
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.115% (0.46% per annum) times notional
amount of Ciba Specialty Chemicals 6.50% 4/24/13. Upon a
defined credit event the Fund receives notional amount and
makes delivery of a defined deliverable obligation.
(Counterparty: JP Morgan)                                              3/20/12     EUR 62,500          889
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.14125% (0.565% per annum) times
notional amount of Fiat Finance & Trade 6.625% 2/15/13. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty:
Lehman Brothers)                                                       9/20/12    EUR 125,000       (3,309)
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.06625% (0.265% per annum) times
notional amount of France Telecom 7.25% 1/28/13. Upon a
defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JP
Morgan)                                                                3/20/12    EUR 115,000         (414)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.0925% (0.37% per annum) times notional amount of Gannett Co., Inc. 6.375% 4/1/12. Upon a defined
credit event the Fund receives notional amount and makes
delivery of a defined deliverable obligation. (Counterparty:
Lehman Brothers)                                                       9/20/11      $ 100,000          549
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                                                                NET UNREALIZED
                                                                     EXPIRATION     NOTIONAL     APPRECIATION
DESCRIPTION                                                             DATE         AMOUNT     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.0875% (0.35% per annum) times notional amount of Gannett Co., Inc. 6.375% 4/1/12. Upon a defined
credit event the Fund receives notional amount and makes
delivery of a defined deliverable obligation. (Counterparty:
Lehman Brothers)                                                       6/20/12      $ 150,000     $  1,977
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 1.0375% (4.15% per annum) times
notional amount of General Motors Corp. 7.125% 7/15/13. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty:
Lehman Brothers)                                                       9/20/08      $ 150,000       (1,029)
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.075% (0.30% per annum) times
notional amount of iTraxx Europe 10 Year Index Series 6. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JP
Morgan)                                                               12/20/11    EUR 250,000       (3,244)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.575% (2.30% per annum) times notional
amount of iTraxx Europe Crossover 5 Year Index Series 7. Upon
a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation.
(Counterparty: JP Morgan)                                              6/20/12    EUR 117,500       13,015
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.575% (2.30% per annum) times notional
amount of iTraxx Europe Crossover 5 Year Index Series 7. Upon
a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation.
(Counterparty: JP Morgan)                                              6/20/12    EUR 250,000       25,954
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.30% (1.20% per annum) times notional amount of Mosaic Co. 7.375% 12/1/14. Upon a defined credit
event the Fund pays notional amount and takes receipt of a
defined deliverable obligation. (Counterparty: Lehman Brothers)        9/20/12      $ 115,000       (5,475)
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.7875% (3.15% per annum) times
notional amount of Nordic Telephone Company Holdings 8.25%
5/1/16. Upon a defined credit event the Fund pays notional
amount and takes receipt of a defined deliverable obligation.
(Counterparty: Lehman Brothers)                                        9/20/12    EUR  35,000       (4,197)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.08375% (0.335% per annum) times notional amount of New York Times Co. 4.61% 9/26/12. Upon a defined
credit event the Fund receives notional amount and makes
delivery of a defined deliverable obligation. (Counterparty:
Lehman Brothers)                                                       6/20/12      $ 150,000        1,993
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.04% (0.16% per annum) times notional
amount of Pitney Bowes Inc. 4.625% 10/1/12. Upon a defined
credit event the Fund receives notional amount and makes
delivery of a defined deliverable obligation. (Counterparty:
JP Morgan)                                                             9/20/11      $ 100,000           86
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                                                                NET UNREALIZED
                                                                     EXPIRATION     NOTIONAL    APPRECIATION
DESCRIPTION                                                             DATE         AMOUNT     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.1425% (0.57% per annum) times notional amount of Prudential PLC 5.75% 12/19/21. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Lehman
Brothers)                                                              9/20/17    EUR 70,000      $   (306)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.49% (1.96% per annum) times notional
amount of Pulte Homes Inc. 5.25% 1/15/14. Upon a defined
credit event the Fund receives notional amount and makes
delivery of a defined deliverable obligation. (Counterparty:
Lehman Brothers)                                                       9/20/12     $ 100,000         7,288
---------------------------------------------------------------------------------------------------------------
Fund receives semi-annually 1.135% (2.27% per annum) times
notional amount of Republic of Argentina 8.28% 12/31/33. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: JP
Morgan)                                                               11/20/11      $ 53,000        (2,545)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.0725% (0.59% per annum) times notional amount of Reuters Group PLC 4.625% 11/19/10. Upon a defined
credit event the Fund receives notional amount and makes
delivery of a defined deliverable obligation. (Counterparty:
Morgan Stanley)                                                        6/20/12    EUR 65,000          (258)
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.17% (0.68% per annum) times notional amount of Reynolds American Inc. 7.625% 6/1/16. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Morgan
Stanley)                                                               6/20/12      $ 75,000        (1,608)
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.0895% (0.358% per annum) times notional amount of Sara Lee Corp. 6.125% 11/1/32. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation. (Counterparty: Morgan
Stanley)                                                               6/20/12     $ 165,000           768
---------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.655% (2.62% per annum) times notional
amount of Smurfit-Stone Enterprises Inc. 7.50% 6/1/13. Upon a
defined credit event the Fund receives notional amount and
makes delivery of a defined deliverable obligation.
(Counterparty: Lehman Brothers)                                        9/20/12      $ 75,000         6,024
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.065% (0.26% per annum) times
notional amount of Time Warner Entertainment 8.875% 10/1/12.
Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
(Counterparty: Lehman Brothers)                                        6/20/12     $ 300,000        (2,714)
---------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.9375% (3.75% per annum) times
notional amount of Univision Communications Inc. 7.85%
7/15/11. Upon a defined credit event the Fund pays notional
amount and takes receipt of a defined deliverable obligation.
(Counterparty: Lehman Brothers)                                        9/20/08     $ 150,000          (172)
---------------------------------------------------------------------------------------------------------------
                                                                                                  $169,479
===============================================================================================================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

A summary of the outstanding Interest Rate Swap agreements held by the Fund at July 31, 2007 is as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                     EXPIRATION      NOTIONAL       NET UNREALIZED
DESCRIPTION                                                             DATE          AMOUNT        APPRECIATION
-------------------------------------------------------------------------------------------------------------------
Receive fixed rate of 6.955% and pay floating rate based on
6-month BUBOR. (Counterparty: Lehman Brothers)                         8/2/12    HUF 480,700,000       $48
===================================================================================================================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS - 30.5%
      432,834   FHLMC
                   6.500%, 7/01/32                                      441,228
                FHLMC Gold
       33,079      6.000%, 12/01/28                                      33,090
    1,927,462      5.500%, 12/01/34                                   1,868,987
      683,742      5.000%, 7/01/33                                      644,899
    2,280,104      5.000%, 8/01/33                                    2,150,575
      323,534      4.500%, 3/01/19                                      309,228
                FHLMC Gold TBA
    2,485,000      6.000%, 8/15/37                                    2,465,197
      600,000      5.000%, 8/15/37                                      562,781
           72   FHLMC IO (3)
                   532.800%, 1/15/22                                      1,101
                FNMA
      152,942      7.500%, 12/01/29                                     160,128
       23,256      7.000%, 12/01/10                                      23,429
       39,243      6.000%, 12/01/28                                      39,198
      188,199      6.000%, 12/01/28                                     187,983
      316,331      6.000%, 10/01/29                                     315,732
    2,985,105      5.500%, 7/01/33                                    2,897,448
    1,209,741      5.500%, 7/01/34                                    1,172,617
      734,657      4.500%, 10/01/33                                     671,323
      125,000      4.250%, 5/15/09                                      123,583
                FNMA TBA
      640,000      5.500%, 8/25/37                                      618,100
    1,645,000      5.000%, 8/25/22                                    1,594,879
      493,084   FNMA, Series 2004-35, Class AJ
                   4.500%, 1/25/20                                      488,122
                GNMA
       36,407      8.000%, 11/15/17                                      38,239
       25,476      8.000%, 6/15/26                                       27,026
      177,350      7.000%, 9/15/23                                      185,256
      578,302      5.500%, 1/15/34                                      564,426
      276,750      5.500%, 9/20/34                                      269,506
      723,544      5.500%, 1/15/35                                      705,817
                                                                  -------------
                TOTAL U.S. GOVERNMENT
                   MORTGAGE-BACKED
                   OBLIGATIONS
                   (Cost $18,703,757)                                18,559,898
                                                                  -------------

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                U.S. TREASURY OBLIGATIONS (5) - 23.7%
    1,460,000   U.S. Treasury Bond
                   4.500%, 2/15/36                                    1,365,100
      902,090   U.S. Treasury Inflation Bond
                   2.375%, 1/15/27                                      893,351
                U.S. Treasury Notes
      365,000      4.875%, 6/30/12                                      369,335
    7,245,000      4.750%, 2/28/09                                    7,258,592
      670,000      4.750%, 2/15/10                                      673,298
      275,000      4.750%, 5/31/12                                      276,762
    1,145,000      4.500%, 4/30/12                                    1,140,081
      485,000      4.500%, 5/15/17                                      474,808
    2,005,217      2.375%, 1/15/17                                    1,989,552
                                                                  -------------
                TOTAL U.S. TREASURY
                   OBLIGATIONS
                   (Cost $14,259,960)                                14,440,879
                                                                  -------------
                CORPORATE OBLIGATIONS - 21.3%
      150,000   ABH Financial (1)
                   8.200%, 6/25/12                                      144,375
      370,000   American Capital Strategy
                   6.850%, 8/01/12                                      377,400
      260,000   American General Finance MTN
                   5.750%, 9/15/16                                      255,841
      390,000   American International Group
                   5.450%, 5/18/17                                      380,192
      300,000   Amgen (1)
                   6.375%, 6/01/37                                      286,151
       45,000   Assured Guaranty
                   7.000%, 6/01/34                                       47,863
      345,000   Assured Guaranty, Series A (2)
                   6.400%, 12/15/66                                     327,536
       70,000   Avnet
                   6.625%, 9/15/16                                       71,822
       85,000   BBVA International (1) (2)
                   5.919%, 12/31/49                                      74,520
      285,000   BellSouth
                   4.750%, 11/15/12                                     273,062
      165,000   Burlington North Santa Fe
                   6.150%, 5/01/37                                      156,893
      100,000   CenterCredit International (1)
                   8.625%, 1/30/14                                       95,500


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                CORPORATE OBLIGATIONS - (CONTINUED)
      100,000   Chukchansi Economic
                   Development (1)(2)
                   8.859%, 11/15/12                                     101,000
      160,000   Cisco Systems
                   5.500%, 2/22/16                                      157,374
                Citigroup
      320,000      6.125%, 8/25/36                                      310,694
      295,000      5.125%, 2/14/11                                      292,246
      190,000   Cleveland Electric Illumination
                   5.700%, 4/01/17                                      184,509
      345,000   Colonial Realty LP
                   5.500%, 10/01/15                                     332,416
      200,000   Colorado Interstate Gas
                   6.800%, 11/15/15                                     206,392
      100,000   Cooper
                   7.125%, 2/15/15                                       96,750
      320,000   Corp. Andina de Fomento
                   5.750%, 1/12/17                                      317,713
      280,000   Credit Suisse USA
                   5.500%, 8/16/11                                      280,561
      100,000   CSX
                   6.150%, 5/01/37                                       94,715
      185,000   Daimler Finance
                   8.500%, 1/18/31                                      229,610
      195,000   Enterprise Products Operations (2)
                   8.375%, 8/01/66                                      199,262
       60,000   FTI Consulting
                   7.625%, 6/15/13                                       59,400
      125,000   Gaz Capital (1)
                   6.212%, 11/22/16                                     118,913
      310,000   General Electric Capital MTN,
                   Series A
                   6.750%, 3/15/32                                      338,623
       75,000   Gerdau Ameristeel
                   10.375%, 7/15/11                                      78,750
      155,000   Goldman Sachs Group
                   5.950%, 1/15/27                                      141,752
       40,000   Goldman Sachs Group LP
                   5.000%, 10/01/14                                      37,685
      195,000   Greif
                   6.750%, 2/01/17                                      186,713

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      135,000   Health Care REIT
                   6.200%, 6/01/16                                      133,915
      155,000   Hospitality Property Trust
                   5.625%, 3/15/17                                      148,402
      105,000   Industrial Bank of Korea (1)(2)
                   4.000%, 5/19/14                                      102,148
      215,000   ITC Holdings (1)
                   5.875%, 9/30/16                                      211,638
      155,000   JCPenney
                   7.400%, 4/01/37                                      159,238
       10,000   JPMorgan Chase
                   4.750%, 3/01/15                                        9,417
      235,000   Kazkommerts International (1)
                   7.500%, 11/29/16                                     207,387
       70,000   Korea Development Bank
                   3.875%, 3/02/09                                       68,398
      380,000   Lehman Brothers Holdings
                   6.500%, 7/19/17                                      373,884
      185,000   Lehman Brothers Holdings MTN
                   5.250%, 2/06/12                                      180,685
      240,000   Magellan Misdstream Partners
                   6.400%, 5/01/37                                      235,735
      190,000   Marriott International
                   6.375%, 6/15/17                                      190,264
      125,000   Nevada Power
                   5.875%, 1/15/15                                      122,182
      210,000   Nexen
                   6.400%, 5/15/37                                      203,441
      255,000   NXP Funding LLC
                   7.875%, 10/15/14                                     236,831
      245,000   Oneok Partners LP
                   6.150%, 10/01/16                                     244,484
      205,000   Petroplus Finance (1)
                   6.750%, 5/01/14                                      188,088
      250,000   Ras Laffan Liquefied Natural
                   Gas II (1)
                   5.298%, 9/30/20                                      238,751
      400,000   Residential Capital LLC (2)
                   6.660%, 11/21/08                                     384,666
      195,000   Reynolds American
                   7.625%, 6/01/16                                      202,267
      280,000   Senior Housing Trust
                   8.625%, 1/15/12                                      294,000


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                CORPORATE OBLIGATIONS - (CONTINUED)
      125,000   Smithfield Foods
                   7.750%, 7/01/17                                      121,250
      300,000   Stingray Pass Through
                   Trust (1) (7)
                   5.902%, 1/12/15                                      278,185
      560,000   Swiss Re Capital I LP (1) (2)
                   6.854%, 5/29/49                                      558,335
      220,000   Target
                   5.375%, 5/01/17                                      210,490
      200,000   UBS AG Stamford Connecticut
                   5.875%, 7/15/16                                      206,624
      195,000   UBS Preferred Funding Trust I (2)
                   8.622%, 10/29/49                                     212,321
      220,000   Unicredito Luxemburg
                   Finance (1) (2)
                   5.584%, 1/13/17                                      221,355
       45,000   US Steel
                   6.650%, 6/01/37                                       42,206
       80,000   Ventas Realty LP
                   7.125%, 6/01/15                                       77,800
       60,000      6.500%, 6/01/16                                       55,725
      335,000   VTB Capital (1) (2)
                   6.110%, 9/21/07                                      335,085
      270,000   Xerox
                   5.500%, 5/15/12                                      265,782
                                                                  -------------
                TOTAL CORPORATE
                   OBLIGATIONS
                   (Cost $13,276,884)                                12,977,212
                                                                  -------------
                COMMERCIAL PAPER (6) - 12.7%
    2,700,000   AIG
                   5.259%, 8/13/07                                    2,695,289
    3,000,000   Citicorp
                   5.298%, 8/08/07                                    2,996,929
    2,000,000   Toyota Motor Credit
                   5.274%, 8/02/07                                    1,999,708
                                                                  -------------
                TOTAL COMMERCIAL
                   PAPER
                   (Cost $7,691,926)                                  7,691,926
                                                                  -------------

  Principal
   Amount $                                                           Value $
-------------                                                     -------------
                COLLATERALIZED MORTGAGE
                OBLIGATIONS - 12.2%
    1,550,000   Bear Stearns Commercial
                   Mortgage Securities, Series
                   2004-PWR3, Class A4
                   4.715%, 2/11/41                                    1,468,835
      870,000   Bear Stearns Commercial
                   Mortgage Securities, Series
                   2005-T18, Class A4 (2)
                   4.933%, 2/13/42                                      823,078
      290,090   Citigroup Mortgage Loan Trust,
                   Series 2003-1, Class WA2
                   6.500%, 6/25/31                                      290,951
      495,832   Citigroup Mortgage Loan Trust,
                   Series 2003-UP3, Class A2
                   7.000%, 9/25/33                                      507,287
      448,043   Citigroup Mortgage Loan Trust,
                   Series 2005-1, Class 3A1
                   6.500%, 4/25/35                                      454,908
    2,125,109   Countrywide Alternative Loan
                   Trust, Series 2005-65CB,
                   Class 1A7
                   5.500%, 1/25/36                                    2,117,218
    1,255,000   Morgan Stanley Capital I, Series
                   2003-T11, Class A3
                   4.850%, 6/13/41                                    1,232,815
      520,000   Morgan Stanley Capital I, Series
                   2004-T15, Class A4 (2)
                   5.270%, 6/13/41                                      507,171
       25,172   Salomon Brothers Mortgage
                   Securities VII, Series 2001-
                   CPB1, Class A (2)
                   7.536%, 12/25/30                                      25,071
                                                                  -------------
                TOTAL COLLATERALIZED
                   MORTGAGE OBLIGATIONS
                   (Cost $7,476,929)                                  7,427,334
                                                                  -------------
                MORTGAGE-BACKED OBLIGATIONS - 5.2%
       27,135   Fremont NIM Trust,
                   Series 2005-B (1) (3) (7)
                   5.500%, 4/25/35                                       12,210

       26,177   Home Equity Asset Trust, Series
                   2003-1, Class B2 (2) (3)
                   9.570%, 6/25/33                                        2,336


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                           Value $
-------------                                                     -------------
                MORTGAGE-BACKED OBLIGATIONS -
                   (CONTINUED)
        2,093   Master Asset-Backed Securities
                   NIM Trust, Series 2004-HE1A
                   (1) (3) (7)
                   5.191%, 9/26/34                                          837
    1,330,000   Merrill Lynch Mortgage Trust,
                   Series 2004-BPC1,
                   Class A3 (2)
                   4.467%, 10/12/41                                   1,278,008
       21,779   Option One Mortgage Loan Trust,
                   Series 2002-3, Class M2 (2)
                   7.015%, 8/25/32                                       21,801
       96,645   Residential Accredit Loans, Series
                   1999-QS4, Class A1
                   6.250%, 3/25/14                                       96,155
       53,727   Structured Asset Investment Loan
                   Trust, Series 2003-BC11,
                   Class M4 (2) (3) (4)
                   8.320%, 10/25/33                                      11,014
       29,626   Structured Asset Investment Loan
                   Trust, Series 2004-1,
                   Class M4 (2) (3)
                   8.070%, 2/25/34                                       21,500
    1,780,000   Wachovia Bank Commercial
                   Mortgage Trust, Series 2005-
                   C19, Class A5
                   4.661%, 5/15/44                                    1,702,087
                                                                  -------------
                TOTAL MORTGAGE-BACKED OBLIGATIONS
                   (Cost $3,207,141)                                  3,145,948
                                                                  -------------
                ASSET-BACKED SECURITIES - 0.3%
       73,080   Hedged Mutual Fund Fee
                   Trust, Series 2003-1A,
                   Class 2 (1) (2) (3) (7)
                   5.220%, 11/30/10                                      72,795

      134,280   Hedged Mutual Fund Fee
                   Trust, Series 2003-2,
                   Class 2 (1) (2) (3) (7)
                   4.840%, 3/02/11                                      132,547
                                                                  -------------
                TOTAL ASSET-BACKED SECURITIES
                   (Cost $207,191)                                      205,342
                                                                  -------------

 Principal
  Amount $                                                           Value $
-------------                                                     -------------
                SHORT-TERM INVESTMENT - 1.9%
    1,138,699   JPMorgan Chase Bank, N.A. Time
                   Deposit (Nassau), 4.81%                            1,138,699
                                                                  -------------
                TOTAL SHORT-TERM INVESTMENT
                   (Cost $1,138,699)                                  1,138,699
                                                                  -------------
                TOTAL INVESTMENTS - 107.8%
                   (Cost $65,962,487)*                               65,587,238
                                                                  -------------
                OTHER ASSETS LESS LIABILITIES - (7.8)%               (4,741,186)
                                                                  -------------
                NET ASSETS - 100.0%                               $  60,846,052
                                                                  =============

* At July 31, 2007, the tax basis cost of the Fund's investments was $65,962,487, and the unrealized appreciation and depreciation of investments owned by the Fund were $240,615 and $(615,864), respectively.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $3,379,820, representing 5.6% of the net assets of the Fund.
(2) Variable Rate Security -- Rate disclosed is as of July 31, 2007.
(3) Security considered illiquid. On July 31, 2007, the value of these securities amounted to $254,340 representing 0.4% of the net assets of the Fund.
(4) Security is fair valued.
(5) Security, or portion of the security, has been pledged as collateral on mortgage dollar rolls.
(6) The rate shown represents the security's effective yield at time of purchase.
(7) Security considered restricted.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security -- principal amount represents notional amount.
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
REIT -- Real Estate Investment Trust
TBA -- To Be Announced


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

The Fund had the following futures contracts outstanding as of July 31, 2007:

                       NUMBER
                         OF                                       NET UNREALIZED
                     CONTRACTS      VALUE     EXPIRATION DATE      DEPRECIATION
--------------------------------------------------------------------------------
SHORT:
   U.S. Treasury
      10 Year Note      3         $322,266     September-07          $ (2,775)
                                                                     ========

As of July 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of July 31, 2007 were as follows:

                                                                                                % OF NET
                                PRINCIPAL AMOUNT   ACQUISITION DATE     COST     MARKET VALUE    ASSETS
                                ----------------   ----------------   --------   ------------   --------
Fremont NIM Trust
   5.500%, 4/25/35                 $ 27,135            5/17/05        $ 16,627     $ 12,210        0.0%
Hedged Mutual Fund Fee Trust
   5.220%, 11/30/10                  73,080            1/07/05          73,261       72,795        0.1
Hedged Mutual Fund Fee Trust
   4.840%, 3/02/11                  134,280            1/07/05         133,930      132,547        0.2
Master Asset-Backed Securities
   NIM Trust
   5.191%, 9/26/34                    2,093             6/4/07           1,048          837        0.0
Stingray Pass Through Trust
   5.902%, 1/12/15                  300,000            6/04/07         278,186      278,185        0.5


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - 99.3%
                ALABAMA - 1.0%
                Alabama Private Colleges &
                   Universities Facilities RB,
                   Tuskegee University Project,
                   Assured Guaranty
    2,000,000      4.750%, 9/01/26                                    2,016,760
      470,000      4.000%, 9/01/13                                      470,414
      425,000      3.950%, 9/01/12                                      424,970
      250,000   Crenshaw County, Industrial
                   Development Board RB, Sister
                   Schuberts Project, AMT, Pre-
                   Refunded @ 100, (LOC:
                   AmSouth Bank of Alabama)
                   (1) (2) (3) (4)
                   5.600%, 3/01/08                                      251,007
      775,000   Jefferson County, Limited
                   Obligation School RB
                   Warrants, Series A
                   5.250%, 1/01/15                                      826,158
      630,000   Jefferson County, Multi-Family
                   Housing Authority RB
                   Warrants, Mitchell Investments,
                   Series A, (LOC: Regions Bank)
                   5.400%, 9/01/12                                      643,167
    1,300,000   Montgomery, Educational Building
                   Authority RB, Faulkner
                   University Project, RADIAN
                   5.250%, 10/01/32                                   1,330,290
                                                                  -------------
                                                                      5,962,766
                ARIZONA - 5.9%
   12,000,000   Arizona Health Facilities, Banner
                   Health RB, Series B (6)
                   4.401%, 1/01/37                                   11,880,000
      275,000   Phoenix, Industrial Development
                   Authority RB, Hacienda
                   Sunnyslope Project, Series A,
                   AMT, GNMA
                   4.350%, 7/20/15                                      274,447

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
   20,000,000   Phoenix, Industrial Development
                   Authority RB, Series 2007-3,
                   AMT, GNMA, FNMA,
                   FHLMC
                   5.625%, 5/01/39                                   21,107,000
       20,000   Pima County GO, ETM
                   6.750%, 11/01/09                                      20,127
    1,075,000   Pinal County, Industrial
                   Development Authority RB,
                   Florence West Prison, Series B,
                   ACA (8)
                   5.250%, 10/01/08                                   1,073,183
    1,465,000   State Health Facilities Authority
                   RB, Phoenix Baptist Hospital &
                   Medical Center, MBIA, ETM
                   6.250%, 9/01/11                                    1,502,709
      760,000   Tucson & Pima County, Industrial
                   Development Authority RB,
                   Series B, AMT, GNMA,
                   FNMA, FHLMC
                   4.600%, 12/01/30                                     765,252
                                                                  -------------
                                                                     36,622,718
                ARKANSAS - 4.1%
      570,000   Baxter County, Hospital Revenue
                   Authority RB, Refunding &
                   Improvement Project, Series A
                   5.375%, 9/01/14                                      579,451
    4,240,000   Cabot, Sales & Use Tax RB,
                   XLCA
                   4.300%, 12/01/31                                   4,281,213
      340,000   Centerton, Sales & Use
                   Tax RB (12)
                   4.500%, 3/01/35                                      333,142
    1,000,000   Drew County, Industrial
                   Development RB, JP Price
                   Lumber Project, Series B,
                   ADFA, AMT
                   5.000%, 2/01/16                                    1,022,160
    2,730,000   Fayetteville, Sales & Use Tax RB,
                   Capital Improvement, Series A,
                   FSA
                   3.000%, 11/01/20                                   2,360,576


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                ARKANSAS - (CONTINUED)
                Heber Springs, Sales & Use Tax
                   RB, CIFG
    1,275,000      4.700%, 6/01/30                                    1,283,912
    1,205,000      4.650%, 6/01/27                                    1,212,218
    1,000,000   Howard County, Sales & Use Tax
                   RB, RADIAN
                   4.250%, 6/01/47                                      819,850
    1,300,000   Little Rock, Library Construction
                   GO, Series A
                   4.250%, 3/01/23                                    1,269,385
   10,015,000   Magnolia, Sales & Use Tax RB,
                   CIFG (12)
                   4.500%, 8/01/37                                    9,632,327
      250,000   Pine Bluff, Industrial Development
                   RB, Weyerhaeuser Project
                   5.500%, 11/01/07                                     251,045
      370,000   Scott County, Sales & Use Tax RB,
                   Correctional Facility
                   Improvements
                   5.000%, 8/01/36                                      371,595
      745,000   Springdale, Sales & Use Tax RB,
                   MBIA
                   4.000%, 7/01/16                                      749,060
    1,765,000   Stuttgart, Sales & Use Tax RB,
                   AMBAC
                   4.200%, 10/01/31                                   1,733,530
                                                                  -------------
                                                                     25,899,464
                CALIFORNIA - 5.0%
      700,000   Benicia, Unified School District
                   GO, Series B, MBIA (5)
                   4.589%, 8/01/18                                      400,316
                California Health Facilities
                   Funding Authority RB,
                   California-Nevada-Methodist
                   Project
      360,000      5.000%, 7/01/14                                      376,898
      375,000      5.000%, 7/01/15                                      392,700
      395,000      5.000%, 7/01/16                                      413,498
      825,000      4.250%, 7/01/11                                      826,031

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
       85,000   California Statewide Communities
                   Development Authority COP,
                   Kaiser Remarket, FSA, ETM
                   5.300%, 12/01/15                                      87,628
    8,390,000   Contra Costa Home Mortgage
                   Finance RB, Multi-Family
                   Housing, MBIA, ETM (5)
                   6.481%, 9/01/17                                    4,308,181
       90,000   Delta County Home Mortgage
                   Finance RB, Single-Family
                   Mortgage-Backed Securities,
                   Series A, AMT, MBIA,
                   GNMA, FNMA
                   5.350%, 6/01/24                                       90,838
      575,000   Folsom, Public Financing
                   Authority, Special Tax
                   Revenue, Sub-Series B
                   3.850%, 9/01/08                                      573,988
    8,000,000   Gardena COP, Series B,
                   RADIAN (8)
                   6.800%, 7/01/36                                    8,063,520
      804,092   Knightsen School District RB,
                   Flexfund Program
                   4.500%, 8/01/17                                      806,022
    3,080,000   Los Angeles, Community
                   Redevelopment Agency RB,
                   Pooled Financing, Series M,
                   RADIAN (8)
                   6.100%, 9/01/16                                    3,152,411
      535,000   Los Angeles, Multi-Family
                   Housing RB, Colorado Terrace
                   Project, Series H, AMT, GNMA
                   4.350%, 11/20/12                                     536,300
    3,490,000   Manteca, Financing Authority
                   Sewer RB, Series B, MBIA
                   5.000%, 12/01/33                                   3,488,744
      487,998   Mountain Valley Unified School
                   District RB, Flexfund Program
                   4.250%, 5/01/22                                      482,176
    1,591,003   Palo Verde Unified School District
                   COP, Flexfund Program
                   4.800%, 9/01/27                                    1,580,805


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                CALIFORNIA - (CONTINUED)
    1,525,064   Paso Robles Unified School
                   District RB, Flexfund Program
                   4.300%, 5/01/22                                    1,479,861
       25,000   Placer County, Water Agency RB,
                   Middle Fork Project
                   3.750%, 7/01/12                                       24,827
       45,000   Sacramento County, Sacramento
                   Main Detention Center COP,
                   MBIA, ETM
                   5.500%, 6/01/10                                       46,322
       10,000   Sacramento County, Sanitation
                   Authority RB, ETM
                   5.125%, 12/01/10                                      10,053
      153,000   San Bernardino County,
                   Transportation Authority RB,
                   Series A, FGIC, ETM
                   6.000%, 3/01/10                                      157,485
      175,000   Southern California, Public Power
                   Authority RB, Palo Verde
                   Project, Series A, ETM
                   5.000%, 7/01/17                                      175,175
    3,530,000   Stockton, United Christian Schools
                   COP, Mandatory Put, (LOC:
                   Pacific Capital Bank) (1) (7)
                   4.300%, 10/01/33                                   3,530,000
      420,000   Valley Center, Unified School
                   District GO, Capital
                   Appreciation, Series A,
                   MBIA (5)
                   4.521%, 9/01/17                                      242,306
                                                                  -------------
                                                                     31,246,085
                COLORADO - 5.5%
    3,890,000   Adonea, Metropolitan District
                   No. 2 RB, Series B, (LOC:
                   Compass Bank)
                   4.375%, 12/01/15                                   3,890,350

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                Aspen Grove Business
                   Improvement District GO,
                   RADIAN
      410,000      5.500%, 12/01/12                                     434,666
      450,000      5.500%, 12/01/14                                     482,225
      505,000      5.000%, 12/01/16                                     525,291
    1,115,000      4.750%, 12/01/21                                   1,103,504
    1,390,000      4.625%, 12/01/25                                   1,327,825
                Aspen Grove Business
                   Improvement District GO,
                   Supplemental B Interest
                   Coupons, RADIAN
      335,000      3.880%, 12/01/07                                     330,722
      390,000      4.120%, 12/01/09                                     355,820
      120,000      4.250%, 12/01/10                                     105,160
      670,000   Beacon Point, Metropolitan District
                   RB, Series B, (LOC: Compass
                   Bank)
                   4.375%, 12/01/15                                     675,795
    1,000,000   Colorado Educational & Cultural
                   Facilities Authority RB, Avenue
                   Maria School Project, RADIAN
                   4.850%, 12/01/25                                     986,320
    3,020,000   Colorado Educational & Cultural
                   Facilities Authority RB,
                   Charter School-Bromley
                   East Project, Series A,
                   Pre-Refunded @ 100 (2)
                   7.250%, 9/15/11                                    3,398,195
    6,000,000   Colorado Health Facilities
                   Authority RB, NCMC Project,
                   FSA (6)
                   3.620%, 5/15/24                                    6,000,000
    2,000,000   Colorado Health Facilities
                   Authority RB, Portercare
                   Adventist Health,
                   Pre-Refunded @ 101 (2)
                   6.500%, 11/15/11                                   2,221,180
      100,000   Denver City & County COP,
                   Series A, MBIA,
                   Pre-Refunded @ 100 (2)
                   5.000%, 5/01/08                                      100,945


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                COLORADO - (CONTINUED)
      700,000   Denver City & County Multi-
                   Family Housing RB,
                   Cottonwood Creek, Series A
                   (1) (3) (4) (6)
                   3.530%, 4/15/14                                      700,000
    5,000,000   Denver Health & Hospital
                   Authority RB, Series B (6)
                   4.692%, 12/01/33                                   4,950,000
       20,000   Denver, City & County Airport
                   RB, Series D, AMT
                   7.750%, 11/15/13                                      21,914
    1,550,000   High Plains, Metropolitan District
                   RB, (LOC: Compass Bank)
                   4.375%, 12/01/15                                   1,558,742
      500,000   Interlocken Metropolitan District
                   GO, Series A, RADIAN
                   5.750%, 12/15/11                                     522,175
      600,000   State Educational & Cultural
                   Facilities Authority RB, Charter
                   School, Littleton, CIFG
                   4.300%, 1/15/26                                      572,442
      415,000   State Educational & Cultural
                   Facilities Authority RB, Charter
                   School, Peak to Peak, XLCA
                   3.000%, 8/15/09                                      409,319
      365,000   State Educational & Cultural
                   Facilities Authority RB, Parker
                   Core Charter School, XLCA
                   3.500%, 11/01/14                                     350,572
    1,590,000   State Health Facilities Authority
                   RB, Poudre Valley Health Care,
                   Series F
                   5.000%, 3/01/25                                    1,592,910
       30,000   State Health Facility Authority RB,
                   Series A, ETM
                   5.350%, 11/01/16                                      30,484

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                Teller County, COP, Assured
                   Guaranty
      400,000      5.000%, 12/01/24                                     421,692
      120,000      4.550%, 12/01/18                                     121,070
      310,000      4.500%, 12/01/17                                     312,985
      300,000      4.400%, 12/01/16                                     301,857
      150,000      4.150%, 12/01/13                                     149,663
      190,000      3.500%, 12/01/09                                     187,693
      180,000      3.150%, 12/01/07                                     179,591
                                                                  -------------
                                                                     34,321,107
                CONNECTICUT - 0.5%
       50,000   Greenwich, New Public Housing
                   Authority RB
                   5.250%, 5/01/08                                       50,504
       35,000   State Health & Educational
                   Facilities RB, Danbury
                   Hospital, ETM
                   7.875%, 7/01/09                                       36,688
    2,000,000   State Health & Educational
                   Facilities RB, Saint Francis
                   Hospital Medical Center,
                   Series D, RADIAN
                   5.500%, 7/01/17                                    2,104,920
    1,100,000   State Resource Recovery Authority
                   RB, Middle Connecticut
                   System, Series A, MBIA,
                   Pre-Refunded @100 (2)
                   5.500%, 11/15/08                                   1,123,485
                                                                  -------------
                                                                      3,315,597
                DELAWARE - 0.4%
                New Castle County, Newark
                   Charter School Income
                   Project RB
      365,000      5.000%, 9/01/17                                      368,701
    1,000,000      5.000%, 9/01/22                                      992,640
      255,000      4.750%, 9/01/13                                      255,860
      150,000      4.750%, 9/01/15                                      149,745
      825,000   State Economic Development
                   Authority RB, Delmarva Power
                   & Light, Series D, AMT
                   5.650%, 7/01/28                                      851,540
                                                                  -------------
                                                                      2,618,486


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
  ---------                                                          -------
                MUNICIPAL BONDS - (CONTINUED)
                DISTRICT OF COLUMBIA - 0.3%
      500,000   District of Columbia GO, Series B,
                   FSA, ETM
                   5.500%, 6/01/14                                      519,375
      585,000   District of Columbia RB,
                   Enterprise Zone-819 7th Street,
                   AMT, Mandatory Put, (LOC:
                   Branch Banking & Trust) (7)
                   3.600%, 10/01/24                                     576,494
                Hospital RB, Medlantic Healthcare
                   Group, Series A, MBIA, ETM
      100,000      5.750%, 8/15/14                                      101,147
      410,000      5.750%, 8/15/26                                      414,699
                                                                  -------------
                                                                      1,611,715
                FLORIDA - 5.6%
    1,300,000   Collier County, Industrial
                   Development Authority RB,
                   Naples Community Hospital
                   Project, Mandatory Put, (LOC:
                   Bank of America NA) (7)
                   4.650%, 10/01/34                                   1,306,383
      425,162   Dade County, Single-Family
                   Housing Finance Authority RB,
                   Series B-1, AMT, GNMA,
                   FNMA
                   6.100%, 4/01/27                                      438,432
    6,090,000   Florida State Multi-Housing
                   Authority RB, Tuscany Pointe
                   Apartments, FNMA (6)
                   3.620%, 11/15/35                                   6,090,000
                Gulf Breeze, Local Government
                   RB, FGIC, Mandatory
                   Put (6) (7)
      600,000      4.000%, 12/01/20                                     581,748
    1,135,000      4.000%, 12/01/20                                   1,113,163
    2,275,000   Highlands County, Health Facilities
                   Authority RB, Adventist Health
                   System, Series D,
                   Pre-Refunded @ 100 (2)
                   5.375%, 11/15/13                                   2,449,743

  Principal
   Amount $                                                          Value $
  ---------                                                          -------
      500,000   Hillsborough County School Board
                   COP, Series B, MBIA
                   5.000%, 7/01/18                                      521,490
      140,000   Jacksonville, Electric Authority
                   RB, ETM
                   5.375%, 7/01/12                                      145,545
       10,000   Jacksonville, Electric Authority
                   RB, Third Installment, ETM
                   6.800%, 7/01/12                                       10,798
      125,000   Jacksonville, Health Facilities RB,
                   Daughters of Charity, MBIA,
                   ETM (1) (3) (4)
                   5.000%, 11/15/15                                     125,111
      485,000   Miami Special RB, MBIA (5)
                   12.680%, 1/01/15                                     313,868
    6,150,000   Miami-Dade County, Expressway
                   Authority RB, FGIC,
                   Pre-Refunded @ 101 (2)
                   6.375%, 7/01/10                                    6,625,825
    8,045,000   Orange County, Health Facilities
                   Authority RB, Adventist
                   Health System,
                   Pre-Refunded @ 101 (2)
                   5.625%, 11/15/12                                   8,763,499
       60,000   Orange County, Tourist Division
                   RB, AMBAC, ETM
                   6.000%, 10/01/16                                      60,267
       25,000   Orange County, Tourist Division
                   RB, Orange County
                   Convention, AMBAC, ETM
                   9.250%, 9/01/07                                       25,103
    1,060,000   Orange County, Tourist Division
                   RB, Series A, AMBAC, ETM
                   6.250%, 10/01/13                                   1,110,117
    1,300,000   Osceola County, School Board
                   COP, Series A, AMBAC,
                   Pre-Refunded @ 101 (2)
                   5.250%, 6/01/12                                    1,388,530
      365,000   Pinellas County, Housing Finance
                   Authority RB, Multi-County
                   Program, Series A-3, AMT,
                   GNMA, FNMA
                   4.000%, 3/01/25                                      363,358


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
  ---------                                                          -------
                MUNICIPAL BONDS - (CONTINUED)
                FLORIDA - (CONTINUED)
      120,000   Tampa, Allegany Health System
                   RB, Saint Anthony, MBIA,
                   ETM
                   5.125%, 12/01/15                                     120,630
       65,000   Tampa, Allegany Health System
                   RB, Saint Joseph, MBIA, ETM
                   5.125%, 12/01/23                                      65,341
      340,000   Tampa, Allegany Health System
                   RB, Saint Mary's, MBIA, ETM
                   5.125%, 12/01/23                                     341,873
      100,000   Vero Beach, Electric RB, MBIA,
                   ETM
                   6.500%, 12/01/07                                     100,899
      850,000   Volusia County, Educational
                   Facilities Authority RB, Embry
                   Riddle, RADIAN
                   5.000%, 10/15/25                                     855,627
    1,900,000   Volusia County, Housing Finance
                   Authority RB, Fishermans
                   Landing Apartments,
                   FNMA (6)
                   3.620%, 1/15/32                                    1,900,000
                                                                  -------------
                                                                     34,817,350
                GEORGIA - 1.5%
    2,060,000   Cobb County Georgia, Kennestone
                   Hospital Authority, Capital
                   Appreciation Certificates, Series
                   86A, MBIA, ETM (5)
                   6.159%, 8/01/15                                    1,230,108
    1,200,000   Cobb County, Multi-Family
                   Housing Revenue Authority
                   RB, Post Bridge Project,
                   FNMA (6)
                   3.620%, 6/01/25                                    1,200,000
                Crisp County Cordele Industrial
                   Development Authority RB,
                   Cavalier Industries Project,
                   AMT, (LOC: First Commercial
                   Bank)
       75,000      5.250%, 4/01/09                                       75,023
      100,000      5.150%, 4/01/08                                      100,027

  Principal
   Amount $                                                          Value $
  ---------                                                          -------
      900,000   Dekalb County, Multi-Family
                   Housing RB, Winters Creek
                   Apartments Project, FNMA (6)
                   3.630%, 6/15/25                                      900,000
       45,000   Fulco, Hospital Authority RB,
                   Saint Joseph Hospital, ETM
                   5.375%, 10/01/09                                      45,208
    1,000,000   Gwinnett County, Multi-Family
                   Housing Authority RB, Post
                   Chase Project, FNMA (6)
                   3.620%, 6/01/25                                    1,000,000
       40,000   Gwinnett County, Water & Sewer
                   RB, MBIA, ETM
                   6.100%, 3/01/08                                       40,549
    1,770,000   Kennesaw, Urban Redevelopment
                   Agency RB, City Hall
                   Expansion Project
                   3.950%, 1/01/19                                    1,758,690
      750,000   Marietta, Multi-Family Housing
                   Authority RB, Franklin
                   Walk Apartments Project,
                   FHLMC (6)
                   3.740%, 1/01/32                                      750,000
    1,360,000   Marietta, Multi-Family Housing
                   Authority RB, Wood Glen,
                   FHLMC (6)
                   3.620%, 7/01/24                                    1,360,000
      490,000   Municipal Electric Authority
                   Power RB, Capital
                   Appreciation, Series Q,
                   MBIA (5)
                   6.785%, 1/01/12                                      365,952
      800,000   Smyrna, Multi-Family Housing
                   Authority RB, Hills of Post
                   Village Project, FNMA (6)
                   3.620%, 6/01/25                                      800,000
                                                                  -------------
                                                                      9,625,557
                IDAHO - 0.0%
        5,000   Idaho Falls, Electric Revenue
                   Authority RB, ETM
                   6.750%, 4/01/09                                        5,153


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
  ---------                                                          -------
                MUNICIPAL BONDS - (CONTINUED)
                IDAHO - (CONTINUED)
      145,000   State Housing & Finance
                   Association RB, Single-Family
                   Mortgage, Series D, Class III,
                   AMT
                   5.400%, 7/01/21                                      147,497
                                                                  -------------
                                                                        152,650
                ILLINOIS - 6.8%
    4,460,000   Bolingbrook, Sales Tax RB (5)
                   1.277%, 1/01/15                                    4,438,547
    1,180,000   Bolingbrook, Special Services
                   Areas Special Tax, Reference
                   2001-1-2-3 & 2002-1, MBIA
                   4.000%, 3/01/18                                    1,140,753
      560,000   Calhoun & Greene Counties,
                   Community School District
                   No. 40 GO
                   4.700%, 1/01/16                                      559,726
    1,000,000   Cary, Special Tax, Special Service
                   Area No. 2, RADIAN
                   4.400%, 3/01/16                                      999,500
    1,750,000   Chicago, Increment Allocation
                   Revenue, Diversey Narragansett
                   Project COP
                   7.460%, 2/15/26                                    1,847,440
    2,000,000   Chicago, Kingsbury
                   Redevelopment Project TAN,
                   Series A
                   6.570%, 2/15/13                                    2,046,920
    1,000,000   Chicago, Lake Shore East SA
                   6.750%, 12/01/32                                   1,070,060
                Cook County, School District
                   No. 159 GO, FSA (5)
      315,000      4.644%, 12/01/12                                     254,488
      525,000      4.453%, 12/01/11                                     442,391
      350,000      4.062%, 12/01/09                                     319,543
    3,500,000   Cortland, Special Tax, Sheaffer
                   Systems Project (1)
                   5.500%, 3/01/17                                    3,491,075

  Principal
   Amount $                                                          Value $
  ---------                                                          -------
      475,000   Granite City, Industrial
                   Development Authority RB,
                   Carron Industry Project, AMT,
                   (LOC: First Bank)
                   4.875%, 4/01/17                                      466,569
    1,205,000   Huntley, Special Tax, Special
                   Service Area No. 10, Assured
                   Guaranty
                   5.100%, 3/01/29                                    1,251,031
    1,000,000   Huntley, Special Tax, Special
                   Service Area No. 7, Assured
                   Guaranty
                   5.100%, 3/01/28                                    1,040,480
    1,235,000   Huntley, Special Tax, Special
                   Service Area No. 8, Assured
                   Guaranty
                   4.600%, 3/01/17                                    1,245,016
    1,880,000   Huntley, Special Tax, Special
                   Service Area No. 9, Assured
                   Guaranty
                   5.100%, 3/01/28                                    1,956,102
    1,253,000   Lakemoor Village, Special Tax,
                   RADIAN
                   4.550%, 3/01/16                                    1,257,461
    2,678,000   Pingree Grove, Special Services
                   Area, Cambridge Lakes Project,
                   Series 05-1
                   5.250%, 3/01/15                                    2,723,098
      615,000   Round Lake, Special Tax,
                   Lakewood Grove, Assured
                   Guaranty
                   4.150%, 3/01/17                                      611,476
      850,000   State Educational Facilities
                   Authority RB, Capital
                   Appreciation, ETM (5)
                   9.996%, 7/01/14                                      535,755
      740,000   State Educational Facilities
                   Authority RB, Capital Appreciation,
                   Pre-Refunded @ 57.17 (2) (5)
                   60.780%, 7/01/09                                     369,149


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
  ---------                                                          -------
                MUNICIPAL BONDS - (CONTINUED)
                ILLINOIS - (CONTINUED)
    1,120,000   State Financial Authority RB,
                   Medical District Common
                   Project, Series A, CIFG
                   4.125%, 9/01/18                                    1,089,626
      850,000   State Financial Authority RB,
                   Metropolitis Project
                   5.000%, 12/01/24                                     855,907
    3,750,000   State Financial Authority RB,
                   Multi-Family Housing
                   Authority, Liberty
                   Project, Series A, (LOC: Harris
                   NA) (8) (12)
                   5.530%, 10/01/22                                   3,743,850
      290,000   State Financial Authority RB,
                   Multi-Family Housing
                   Authority, Liberty
                   Project, Series B, (LOC: Harris
                   NA) (8) (12)
                   5.570%, 10/01/11                                     289,574
    3,020,000   State Health Facilities Authority
                   RB, Hinsdale Hospital,
                   Series A, ETM
                   6.950%, 11/15/13                                   3,356,700
      275,000   State Health Facilities Authority
                   RB, Hospital of Sisters
                   Services, Series A, FSA,
                   Optional Put
                   4.500%, 12/01/23                                     275,379
      555,000   Will County, Community School
                   District GO, Alternative
                   Revenue Source Larway
                   5.625%, 12/01/23                                     584,465
    3,755,000   Yorkville United City Sales Tax
                   RB, Kendall Marketplace
                   Project
                   6.000%, 1/01/26                                    3,764,012
      420,000   Yorkville United City Sales Tax
                   RB, Kendall Marketplace
                   Project
                   6.000%, 1/01/27                                      421,411
                                                                  -------------
                                                                     42,447,504

  Principal
   Amount $                                                          Value $
  ---------                                                          -------
                INDIANA - 2.5%
                Avon Community School Building
                   RB, First Mortgage, AMBAC
    1,305,000      4.750%, 7/15/23                                    1,331,974
    5,815,000      4.625%, 7/15/22                                    5,872,685
                Brownsburg 1999 School Building
                   RB, First Mortgage, Series B,
                   FSA
    1,050,000      4.750%, 7/15/24                                    1,070,013
    1,100,000      4.750%, 7/15/25                                    1,118,315
       60,000      4.250%, 7/15/09                                       60,537
                Gary, Sanitation District, Special
                   Taxing District, RADIAN
      250,000      5.000%, 2/01/12                                      257,895
      270,000      5.000%, 2/01/13                                      279,410
       25,000   Indianapolis, Industrial Utilities
                   District RB, ETM
                   7.000%, 6/01/08                                       25,448
    1,685,000   Indianapolis, Local Public
                   Improvements RB, Glendale
                   Mall Project, Series G (8)
                   5.640%, 8/01/17                                    1,661,376
                Maconaquah, School District RB,
                   Energy Management Financing
                   Project
      286,756      5.000%, 1/01/12                                      294,372
      301,093      5.000%, 1/01/13                                      310,138
      316,148      5.000%, 1/01/14                                      326,296
      261,339      4.750%, 1/01/10                                      264,276
      273,752      4.750%, 1/01/11                                      277,782
      241,622      4.000%, 1/01/08                                      241,327
      251,287      4.000%, 1/01/09                                      250,526
                Munster, Municipal Center RB,
                   First Mortgage
      400,000      5.000%, 7/15/24                                      409,288
      700,000      4.875%, 7/15/21                                      711,025
      445,000      4.700%, 7/15/17                                      450,798
       95,000   State Health Facility Financing
                   Authority RB, Ancilla Systems,
                   MBIA, ETM
                   5.250%, 7/01/22                                       96,049


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                INDIANA - (CONTINUED)
                State Health Facility Financing
                   Authority RB, Methodist
                   Hospital, Series A, AMBAC,
                   ETM
      100,000      5.750%, 9/01/11                                      100,903
      360,000      5.750%, 9/01/15                                      363,316
       20,000   Wells County, Hospital Authority
                   RB, ETM
                   7.250%, 4/01/09                                       20,433
                                                                  -------------
                                                                     15,794,182
                IOWA - 0.8%
                Coralville COP, Series D
      500,000      5.250%, 6/01/15                                      523,555
      300,000      5.000%, 6/01/12                                      307,875
      200,000      5.000%, 6/01/13                                      205,896
      275,000      5.000%, 6/01/14                                      283,682
       75,000   State Financial Authority RB,
                   Mercy Health System, Series V,
                   FSA, ETM
                   5.250%, 8/15/27                                       75,824
    1,345,000   Tobacco Settlement Authority RB,
                   Asset-Backed, Series B,
                   Pre-Refunded @ 101 (2)
                   5.300%, 6/01/11                                    1,412,169
                Xenia Rural Water Distribution
                   RB, CIFG
    1,100,000      4.500%, 12/01/31                                   1,063,601
    1,000,000      4.500%, 12/01/41                                     940,110
                                                                  -------------
                                                                      4,812,712
                KANSAS - 1.0%
      175,000   Fredonia, Temporary Notes GO,
                   Series 1
                   4.375%, 8/01/10                                      175,247
    5,075,000   Manhattan, Special Obligation
                   Revenue Notes, South Project
                   Area Downtown, Series A
                   4.875%, 12/01/08                                   5,085,048

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      200,000   Shawnee, Multi-Family Housing
                   RB, Thomasbrook Apartments,
                   Series A, AMT, FNMA
                   5.250%, 10/01/14                                     202,852
    1,000,000   University of Kansas Hospital
                   Authority RB, KU Health
                   Systems, Series A, AMBAC,
                   Pre-Refunded @100 (2)
                   5.400%, 9/01/09                                    1,032,390
                                                                  -------------
                                                                      6,495,537
                KENTUCKY - 0.4%
    1,800,000   Marshall County, Public Property
                   Corporation RB, Courthouse
                   Facility Project
                   5.250%, 3/01/23                                    1,916,298
      645,000   State Area Development Districts
                   Financing GO, Henderson,
                   Series G1,
                   Pre-Refunded @ 102 (2)
                   5.750%, 12/01/07                                     660,267
                                                                  -------------
                                                                      2,576,565
                LOUISIANA - 3.8%
      245,000   Calcasieu Parish, Public
                   Transportation Authority RB,
                   Single-Family Mortgage,
                   Series A, AMT, GNMA, FNMA
                   5.850%, 10/01/32                                     246,688
    5,000,000   Denham Springs-Livingston,
                   Housing & Mortgage Financial
                   Authority RB, Mortgage-
                   Backed Securities Program,
                   GNMA, FNMA, FHLMC
                   5.000%, 11/01/40                                   5,094,750
    3,500,000   Houma-Terrebonee, Public
                   Financing Authority RB,
                   Mortgage-Backed Securities
                   Program, GNMA, FNMA,
                   FHLMC
                   5.150%, 12/01/40                                   3,606,085


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                LOUISIANA - (CONTINUED)
    2,535,000   State Housing Financial Agency
                   RB, Multi-Family Housing
                   Revenue, Plantation Apartment
                   Project, Series A, FNMA,
                   Mandatory Put (7)
                   4.100%, 4/15/37                                    2,473,830
    1,890,000   State Housing Financial Agency
                   RB, Single Family Housing
                   Revenue, AMT Home
                   Ownership Program, Series B-2,
                   GNMA, FNMA, FHLMC
                   4.600%, 12/01/14                                   1,912,302
    1,250,000   State Housing Financial Agency
                   RB, Single-Family Home
                   Ownership, Series A2, AMT,
                   GNMA, FNMA
                   5.800%, 6/01/36                                    1,316,712
    2,270,000   State Multi-Family Housing
                   Finance Agency RB, Section 8-
                   202 Project, Series A
                   4.750%, 12/01/31                                   2,267,685
    1,050,000   State Public Facilities Authority
                   RB, FHA Insured Mortgage,
                   Baton Rouge General Medical
                   Center, MBIA
                   5.250%, 7/01/24                                    1,096,326
      980,000   State Public Facilities Authority
                   RB, Pennington Medical
                   Foundation Project
                   4.000%, 7/01/11                                      969,828
    4,800,000   State Public Facilities Authority
                   RB, Tulane University Project,
                   Series A-2, MBIA (6)
                   4.291%, 2/15/36                                    4,771,200
                                                                  -------------
                                                                     23,755,406

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MARYLAND - 0.3%
                Annapolis, Economic Development
                   RB, Saint Johns College
                   Facilities, Series A
      525,000      4.500%, 10/01/21                                     507,344
      110,000      4.375%, 10/01/15                                     108,952
      115,000      4.375%, 10/01/16                                     113,119
      120,000      4.375%, 10/01/17                                     117,325
      105,000      4.300%, 10/01/14                                     104,234
       90,000      4.250%, 10/01/11                                      89,927
       95,000      4.250%, 10/01/12                                      94,690
      100,000      4.250%, 10/01/13                                      99,459
                Annapolis, Economic Development
                   RB, Saint Johns College
                   Facilities, Series B
      115,000      4.375%, 10/01/15                                     113,904
      135,000      4.375%, 10/01/17                                     131,991
      105,000      4.300%, 10/01/14                                     104,235
       75,000      4.250%, 10/01/11                                      74,939
       85,000      4.250%, 10/01/12                                      84,723
                                                                  -------------
                                                                      1,744,842
                MASSACHUSETTS - 1.8%
      260,000   State Development Finance
                   Agency RB, Curry College,
                   Series A, ACA
                   3.875%, 3/01/15                                      251,202
      545,000   State Development Finance
                   Agency RB, Seven Hills
                   Foundation & Affiliates,
                   RADIAN
                   4.500%, 9/01/16                                      546,335
    5,250,000   State GO, Consolidated
                   Loan, Series A,
                   Pre-Refunded @ 100 (2)
                   5.125%, 1/01/13                                    5,563,740
      515,000   State Health & Educational
                   Facilities Authority RB, Cape
                   Cod Healthcare, Series C,
                   RADIAN
                   5.250%, 11/15/17                                     534,194


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                MASSACHUSETTS - (CONTINUED)
     760,000    State Health & Educational
                   Facilities Authority RB, Mass
                   General Hospital, Series F,
                   AMBAC
                   6.250%, 7/01/12                                      805,037
     932,000    State Health & Educational
                   Facilities Authority RB, Nichols
                   College Issue, Series C
                   6.000%, 10/01/17                                     975,832
   1,610,000    State Housing Financial Agency
                   GO, HUD, ETM (5)
                   4.617%, 2/01/23                                      548,881
     685,000    State Housing Financial Agency
                   RB, Series D
                   4.200%, 12/01/10                                     692,405
   1,500,000    State Water Reserves Authority
                   RB, Series C, FGIC
                   5.250%, 12/01/15                                   1,601,730
                                                                  -------------
                                                                     11,519,356
                MICHIGAN - 1.6%
   2,710,000    Kalamazoo, Hospital Finance
                   Authority RB, Borgess Medical
                   Center, Series A, AMBAC,
                   ETM
                   5.625%, 6/01/14                                    2,852,275
      10,000    State Hospital Finance Authority
                   RB, Charity Obligatory Group,
                   Series A, ETM
                   5.000%, 11/01/19                                      10,255
      60,000    State Hospital Finance Authority
                   RB, Daughters of Charity
                   Hospital, ETM
                   5.250%, 11/01/10                                      60,200
      10,000    State Hospital Finance Authority
                   RB, Mercy Health Services,
                   MBIA, ETM
                   5.750%, 8/15/26                                       10,115
      45,000    State Hospital Finance Authority
                   RB, Mercy Health Services,
                   Series Q, AMBAC, ETM
                   5.375%, 8/15/26                                       45,275

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      70,000    State Hospital Finance Authority
                   RB, Saint John Hospital,
                   AMBAC, ETM
                   5.250%, 5/15/26                                       70,657
                State Hospital Finance Authority
                   RB, Saint John Hospital,
                   Series A, AMBAC, ETM
     255,000       6.000%, 5/15/13                                      261,100
      25,000       5.750%, 5/15/16                                       25,135
     865,000    State Strategic Fund, Solid Waste
                   Disposal RB, Limited
                   Obligatory Waste
                   Management, AMT
                   4.500%, 12/01/13                                     847,683
   5,700,000    State University RB, Series B,
                   AMBAC (6)
                   4.221%, 2/15/37                                    5,665,800
                                                                  -------------
                                                                      9,848,495
                MINNESOTA - 0.5%
     960,000    Burnsville, Hospital System RB,
                   Fairview Community Hospitals,
                   ETM (5)
                   5.780%, 5/01/12                                      714,355
      15,000    Coon Rapids, Hospital RB, Health
                   Central, ETM
                   7.625%, 8/01/08                                       15,226
   1,993,149    Minneapolis Saint Paul, Housing
                   Financial Board RB, Single-
                   Family Mortgage, Mortgage-
                   Backed City Living, Series A-5,
                   GNMA, FNMA, FHLMC
                   5.450%, 4/01/27                                    2,091,571
      27,000    Minneapolis, Community
                   Development Agency RB, BIG,
                   ETM
                   8.875%, 11/01/11                                      29,877
                                                                  -------------
                                                                      2,851,029
                MISSISSIPPI - 0.4%
     310,000    Horn Lake SA, Desoto Commons,
                   AMBAC
                   5.000%, 4/15/17                                      326,058


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                MISSISSIPPI - (CONTINUED)
                Meridian, Housing Authority RB,
                   Series A, AMT (1)
   1,200,000       5.000%, 9/01/15                                    1,205,736
     655,000       5.000%, 9/01/25                                      657,332
                                                                  -------------
                                                                      2,189,126
                MISSOURI - 5.0%
   1,000,000    Andrew County, Region III School
                   District Lease COP, Refinance
                   & Improvement, FSA (12)
                   4.375%, 3/01/20                                      994,700
     730,000    Boone County, Industrial
                   Development Authority RB,
                   Otscon Project, AMT,
                   Mandatory Put, (LOC: Boone
                   County National Bank) (6) (7)
                   4.750%, 5/01/18                                      722,809
     890,000    Brentwood, Tax Increment TA,
                   Brentwood Pointe Project
                   4.500%, 5/01/23                                      893,827
     760,000    Brentwood, Tax Increment TA,
                   Brentwood Square Project
                   4.500%, 5/01/22                                      753,365
   1,610,000    Hannibal, Industrial Development
                   Authority Tax, Stardust-Munger
                   Project
                   4.700%, 4/15/23                                    1,599,293
                Ozark Centre, Transportation
                   Development District RB
     175,000       5.375%, 9/01/32                                      174,156
     200,000       4.875%, 9/01/24                                      200,680
                Raytown Annual, Appropriation-
                   Supported Tax RB, Live
                   Redevelopment Plan Project 1
   1,750,000       5.125%, 12/01/25                                   1,789,917
     250,000       5.000%, 12/01/13                                     258,897
   1,055,000       5.000%, 12/01/14                                   1,094,383
     765,000       5.000%, 12/01/16                                     793,374
   1,675,000       5.000%, 12/01/21                                   1,707,478
   1,000,000       5.000%, 12/01/22                                   1,021,760
   5,050,000       4.750%, 12/01/27                                   4,959,251

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                Ritenour School District,
                   Educational Facilities
                   Authority RB
     400,000       5.000%, 3/01/22                                     400,096
     135,000       4.750%, 3/01/16                                     135,049
     140,000       4.750%, 3/01/17                                     139,973
     130,000       4.625%, 3/01/15                                     130,016
      45,000       4.500%, 3/01/08                                      45,076
     110,000       4.500%, 3/01/12                                     110,046
     115,000       4.500%, 3/01/13                                     115,029
      80,000       4.375%, 3/01/10                                      80,014
     110,000       4.375%, 3/01/11                                     110,000
      50,000       4.250%, 3/01/09                                      49,984
                State Development Finance Board
                   Infrastructure Facilities RB,
                   Branson Landing Project,
                   Series A
     180,000       4.250%, 6/01/13                                     178,087
     100,000       4.125%, 6/01/12                                      98,861
     125,000    State Development Finance Board
                   Infrastructure Facilities RB,
                   Branson, Series A
                   5.375%, 12/01/22                                    129,050
     430,000    State Development Finance Board
                   Infrastructure Facilities RB,
                   Drumm Farm Project
                   4.625%, 3/01/20                                     426,143
     500,000    State Development Finance Board
                   Infrastructure Facilities TA,
                   Triumph Foods Project,
                   Series A
                   5.250%, 3/01/25                                     513,690
     310,000    State Development Financial
                   Board, Infrastructure Facilities
                   TA, Drumm Farm Project,
                   Series D
                   4.250%, 4/01/17                                     299,200


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                MISSOURI - (CONTINUED)
                State Development Financial
                   Board, Infrastructure Facilities
                   TA, Eastland Center Project,
                   Series A
      455,000      5.000%, 4/01/11                                      465,984
      825,000      5.000%, 4/01/12                                      847,201
      395,000      5.000%, 4/01/17                                      407,130
      550,000      5.000%, 4/01/20                                      562,237
                State Development Financial
                   Board, Infrastructure Facilities
                   TA, Hartman Heritage Project,
                   Series B
      510,000      5.000%, 4/01/18                                      524,943
      360,000      5.000%, 4/01/20                                      368,010
                State Development Financial
                   Board, Infrastructure Facilities
                   TA, Santa Fe Project,
                   Series C (8)
    2,000,000      6.096%, 4/01/23                                    1,995,340
      560,000      5.746%, 4/01/16                                      557,721
      530,000      5.696%, 4/01/15                                      527,970
      500,000      5.646%, 4/01/14                                      500,205
      475,000      5.515%, 4/01/13                                      475,190
      325,000   State Health & Educational
                   Facilities Authority RB,
                   Maryville University of
                   Saint Louis Project,
                   Pre-Refunded @ 100 (2)
                   6.750%, 6/15/10                                      349,388
    1,640,000   State Health & Educational
                   Facilities Authority RB, Park
                   Lane Medical Center, Series A,
                   MBIA, ETM
                   5.600%, 1/01/15                                    1,716,621

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      190,000   State Housing Development
                   Community RB, Single-Family
                   Homeowner Loan Program,
                   Series A-1, GNMA
                   5.000%, 3/01/17                                      191,275
    1,725,000   State Transportation Sales Tax RB,
                   Transportation Development
                   District, Interstates 470 & 350,
                   Refinancing & Improvement,
                   RADIAN (12)
                   4.600%, 6/01/29                                    1,710,976
                                                                  -------------
                                                                     31,124,395
                MONTANA - 0.6%
    3,315,000   Forsyth, Pollution Control RB,
                   Northwestern Colstrip,
                   AMBAC
                   4.650%, 8/01/23                                    3,365,686
      165,000   State Board Investment RB, Payroll
                   Tax Workers Compensation
                   Project, MBIA, ETM
                   6.875%, 6/01/11                                      170,699
                                                                  -------------
                                                                      3,536,385
                NEBRASKA - 0.2%
       95,000   Nebhelp RB, Jr-Sub-Series A-6,
                   AMT, MBIA
                   6.400%, 6/01/13                                       98,724
       10,000   Scotts Bluff County, Hospital
                   Authority No. 1 RB, Regional
                   West Medical Center
                   6.375%, 12/15/08                                      10,014
                State Educational Finance
                   Authority RB, Dana College,
                   Series A
      200,000      4.500%, 3/15/13                                      196,678
      195,000      4.500%, 3/15/14                                      190,841
      180,000      4.350%, 3/15/12                                      176,742


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                NEBRASKA - (CONTINUED)
                State Educational Finance
                   Authority RB, Dana College,
                   Series D
      170,000      5.400%, 3/15/25                                      172,953
      240,000      5.200%, 3/15/20                                      242,290
       50,000      4.950%, 3/15/16                                       50,067
       50,000      4.850%, 3/15/15                                       49,830
       45,000      4.700%, 3/15/13                                       44,678
       50,000      4.700%, 3/15/14                                       49,477
       45,000      4.550%, 3/15/12                                       44,538
       40,000      4.450%, 3/15/11                                       39,551
                                                                  -------------
                                                                      1,366,383
                NEVADA - 0.2%
    1,433,345   Rural Housing Authority RB,
                   Single-Family Housing,
                   Series A, GNMA, FNMA (6)
                   5.250%, 8/01/38                                    1,467,788
                                                                  -------------
                NEW HAMPSHIRE - 0.0%
      185,000   State Health & Educational
                   Facilities Authority RB, Speare
                   Memorial Hospital
                   5.000%, 7/01/12                                      185,792
                                                                  -------------
                NEW JERSEY - 5.8%
      150,000   Burlington County, Bridge
                   Commissioner RB,
                   Government Leasing Program,
                   County Guaranteed,
                   Pre-Refunded @ 100 (2)
                   5.250%, 8/15/12                                      159,391
    3,000,000   Camden County, Improvement
                   Authority GO (8)
                   5.450%, 3/20/08                                    2,995,650
    1,890,000   Camden County, Improvement
                   Authority GO, BAN (8)
                   5.740%, 8/01/07                                    1,890,019
    1,550,000   Haddon Township BAN (8)
                   5.625%, 2/15/08                                    1,549,969

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                Health Care Facilities RB,
                   Allegany Health, Our Lady of
                   Lourdes, MBIA, ETM
       30,000      5.200%, 7/01/18                                       30,848
       50,000      5.125%, 7/01/13                                       50,825
       80,000   Health Care Facilities RB,
                   Community Memorial Hospital
                   Toms River, ETM
                   6.750%, 7/01/09                                       82,705
       20,000   Health Care Facilities RB, Mercer
                   Medical Center, ETM
                   7.000%, 7/01/08                                       20,467
                Lake Como Boro GO
       20,000      4.400%, 7/15/08                                       20,062
       38,000      4.400%, 7/15/09                                       38,233
       40,000      4.400%, 7/15/10                                       40,330
       40,000      4.400%, 7/15/11                                       40,382
       40,000      4.400%, 7/15/12                                       40,370
       40,000      4.400%, 7/15/13                                       40,375
       40,000      4.400%, 7/15/14                                       40,297
       40,000      4.400%, 7/15/15                                       40,226
       40,000      4.400%, 7/15/16                                       40,102
    4,000,000   State Economic Development
                   Authority RB, First Mortgage
                   Far Hills Country
                   5.500%, 9/01/24                                    3,913,160
    1,065,000   State Economic Development
                   Authority RB, Wanaque
                   Convalescent Center Project,
                   Series A, (LOC: Sovereign
                   Bank)
                   3.750%, 2/15/12                                    1,053,892
    1,125,000   State Health Care Facilities
                   Authority RB, Catholic Health
                   East Issue, Series E (6)
                   4.391%, 11/15/33                                   1,099,237
                State Higher Education Assistance
                   Authority RB, Series A, AMT,
                   AMBAC
    1,100,000      5.200%, 6/01/13                                    1,107,744
    1,180,000      4.950%, 6/01/10                                    1,182,702
   16,165,000   Tobacco Settlement Authority RB
                   6.375%, 6/01/32                                   18,181,422


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                NEW JERSEY - (CONTINUED)
    1,500,000   Union County, Industrial Pollution
                   Control RB, American
                   Cyanamid (GA: Wyeth)
                   5.800%, 9/01/09                                    1,531,125
                Woodlynne GO
       40,000      4.625%, 8/01/07                                       40,000
       40,000      4.625%, 8/01/08                                       40,269
       50,000      4.625%, 8/01/09                                       50,653
       50,000      4.625%, 8/01/10                                       50,918
       50,000      4.625%, 8/01/11                                       51,078
       60,000      4.625%, 8/01/12                                       61,433
       60,000      4.625%, 8/01/13                                       61,596
       60,000      4.625%, 8/01/14                                       61,255
       70,000      4.625%, 8/01/15                                       71,450
       70,000      4.625%, 8/01/16                                       71,338
       70,000      4.625%, 8/01/17                                       71,229
       72,000      4.625%, 8/01/18                                       73,024
                                                                  -------------
                                                                     35,893,776
                NEW MEXICO - 0.0%
       45,000   State Mortgage Finance Authority
                   RB, Single-Family Mortgage,
                   Series B-2, AMT, GNMA,
                   FNMA, FHLMC
                   5.550%, 1/01/30                                       45,536
                                                                  -------------
                NEW YORK - 3.2%
    3,600,000   Amherst, Industrial Development
                   Agency RB, Civic Facilities,
                   Daemen College
                   Project, Series A,
                   Pre-Refunded @ 102 (2)
                   6.125%, 10/01/11                                   3,979,584
                Freeport GO
      100,000      4.500%, 8/01/09                                      101,140
      100,000      4.500%, 8/01/10                                      101,570
      100,000      4.500%, 8/01/11                                      101,905
      100,000      4.500%, 8/01/12                                      101,873
      125,000      4.500%, 8/01/13                                      127,556
      125,000      4.500%, 8/01/14                                      127,466
      125,000      4.500%, 8/01/15                                      127,084
      125,000      4.500%, 8/01/16                                      126,831

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      150,000   Hempstead Town, Industrial
                   Development Agency RB,
                   Adelphi University Civic
                   Facilities
                   5.250%, 2/01/13                                      154,085
      115,000   Metropolitan Transportation
                   Authority RB, Commuter
                   Facilities, Series B, AMBAC,
                   ETM
                   5.125%, 7/01/24                                      117,416
                Metropolitan Transportation
                   Authority RB, Commuter
                   Facilities, Series D, MBIA,
                   ETM
       45,000      5.125%, 7/01/22                                       46,460
      470,000      5.000%, 7/01/12                                      481,308
       25,000      4.900%, 7/01/10                                       25,270
       75,000   Metropolitan Transportation
                   Authority RB, Dedicated Tax
                   Fund, Series A, FGIC, ETM
                   5.250%, 4/01/14                                       76,466
                Metropolitan Transportation
                   Authority RB, Grand Central
                   Terminal - 2, AMT, FSA, ETM
       50,000      5.500%, 7/01/12                                       50,066
       55,000      5.400%, 7/01/11                                       55,065
      100,000   Metropolitan Transportation
                   Authority RB, Service Contract,
                   Series Q, AMBAC, ETM
                   5.125%, 7/01/12                                      101,101
      375,000   Metropolitan Transportation
                   Authority RB, Service Contract,
                   Series R, ETM
                   5.500%, 7/01/11                                      384,506
                State Dormitory Authority RB,
                   Non State Supported Debt,
                   Cabrini College Westchester,
                   GNMA
    4,500,000      5.200%, 2/15/41                                    4,754,115
    4,800,000      4.800%, 8/15/25                                    4,872,864


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                NEW YORK - (CONTINUED)
      200,000   State Environmental Facilities RB,
                   Corporate Pollution Control,
                   Water Revolving Fund,
                   Series D, ETM
                   5.000%, 6/15/12                                      205,696
                State Housing Finance Agency RB,
                   Capitol Green Apartments,
                   Series B, FNMA
      500,000      4.375%, 11/15/17                                     490,830
    1,000,000      4.200%, 11/15/14                                     988,880
      960,000   State Housing Finance Agency RB,
                   Multi-Family Housing,
                   Highland Avenue Apartments,
                   Series A, AMT, SONYMA
                   4.700%, 2/15/17                                      969,792
      205,000   State Urban Development RB,
                   Capital Appreciation (5)
                   5.746%, 1/01/11                                      167,649
       55,000   State Urban Development RB,
                   Capital Appreciation,
                   MBIA (5)
                   5.782%, 1/01/11                                       44,660
       75,000   State Urban Development RB,
                   Capital Appreciation, Series O,
                   FSA (5)
                   5.830%, 1/01/11                                       60,900
      345,000   Triborough Bridge & Tunnel
                   Authority RB, General Purpose,
                   Series A, ETM
                   5.000%, 1/01/24                                      345,335
      500,000   Triborough Bridge & Tunnel
                   Authority RB, General Purpose,
                   Series A, MBIA, ETM
                   5.000%, 1/01/24                                      503,050
       50,000   Triborough Bridge & Tunnel
                   Authority RB, General Purpose,
                   Series B, ETM
                   5.100%, 1/01/10                                       50,852
                                                                  -------------
                                                                     19,841,375

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                NORTH CAROLINA - 0.1%
      265,000   Mecklenburg County, Multi-
                   Family Housing RB, Little
                   Rock Apartments, AMT,
                   FNMA
                   3.500%, 1/01/12                                      261,081
      235,000   State Medical Care Community
                   Hospital RB, Saint Joseph
                   Hospital Project, AMBAC,
                   ETM
                   5.100%, 10/01/14                                     235,228
                                                                  -------------
                                                                        496,309
                NORTH DAKOTA - 0.1%
                State Housing Finance Agency RB,
                   Housing Finance Program
                   Home Mortgage, Series B,
                   AMT, SPA-FHLB
      250,000      4.125%, 7/01/11                                      247,520
      210,000      4.000%, 7/01/10                                      207,583
                                                                  -------------
                                                                        455,103
                OHIO - 2.8%
                Columbus, Sewer Improvement
                   Bonds GO, ETM
      170,000      6.750%, 9/15/07                                      170,604
      150,000      6.000%, 9/15/11                                      150,483
      270,000   Germantown, Public Infrastructure
                   GO, Hickory Point
                   4.600%, 12/01/15                                     267,060
    2,410,000   State Economic Development RB,
                   Heath Grains Bakery (8) (10)
                   5.840%, 12/01/25                                   2,367,439
    1,080,000   State Housing Finance Agency
                   Mortgage RB, Residential
                   Mortgage-Backed Securities,
                   AMT, GNMA, FNMA
                   4.625%, 9/01/16                                    1,085,432
   11,500,000   Steubenville Hospital RB, Trinity
                   Health (6)
                   4.562%, 10/01/30                                  11,373,500


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                OHIO - (CONTINUED)
    2,000,000   Summit County, Port Authority
                   Board RB, Cavaliers Practice,
                   Series D (8)
                   6.250%, 5/15/26                                    1,930,700
      100,000   Wood County, Industrial
                   Development RB, Schutz
                   Container Systems Project,
                   Series B, (LOC: Bayerische
                   Hypo-und Vereinsbank) (6)
                   7.125%, 6/01/13                                      103,198
                                                                  -------------
                                                                     17,448,416
                OKLAHOMA - 1.7%
    2,365,000   Comanche County, Hospital
                   Authority RB, RADIAN
                   5.250%, 7/01/20                                    2,456,407
                McAlester, Public Works Authority
                   RB, Series B (8)
    1,195,000      7.100%, 9/01/18                                    1,213,570
      515,000      7.000%, 9/01/17                                      522,823
      485,000      6.900%, 9/01/16                                      491,475
      455,000      6.800%, 9/01/15                                      460,365
      515,000   State Home Finance Authority RB,
                   Single-Family Mortgage,
                   Series B, AMT, GNMA,
                   FNMA, FHLMC
                   4.250%, 9/01/25                                      515,283
      145,000   Tulsa County, Home Finance
                   Authority RB, Single-Family
                   Mortgage, FGIC, ETM
                   6.900%, 8/01/10                                      150,594
    2,500,000   Tulsa, Industrial Authority TA,
                   Series A (8)
                   7.350%, 1/01/17                                    2,541,650
    2,500,000   Tulsa, Industrial Authority TA,
                   Series B (8)
                   7.300%, 7/01/16                                    2,533,500
                                                                  -------------
                                                                     10,885,667

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                OREGON - 0.2%
      780,000   Portland, Housing Authority RB,
                   New Columbia Development,
                   Capital Funding Program, AMT
                   4.300%, 10/01/15                                     768,628
      475,000   State Facilities Authority RB,
                   College Inn Student Housing,
                   Series B
                   6.250%, 7/01/11                                      476,434
                                                                  -------------
                                                                      1,245,062
                PENNSYLVANIA - 13.5%
                Abington Township, Municipal
                   Authority RB, Marywood
                   University Project, RADIAN
      705,000      4.450%, 6/01/20                                      675,517
      730,000      4.450%, 6/01/21                                      695,259
      675,000      4.400%, 6/01/19                                      649,856
      650,000      4.250%, 6/01/18                                      625,138
      195,000   Allegheny County, Hospital
                   Development Authority RB,
                   Childrens Hospital of
                   Pittsburgh, MBIA, ETM
                   5.300%, 7/01/26                                      206,772
      725,000   Allegheny County, Hospital
                   Development Authority RB,
                   Jefferson Regional Medical
                   Center, Series B
                   5.000%, 5/01/18                                      735,208
       60,000   Allegheny County, Hospital
                   Development Authority RB,
                   Pittsburgh Mercy Health
                   Systems, AMBAC, ETM
                   5.625%, 8/15/26                                       61,190
                Allegheny County, Redevelopment
                   Authority TA, Waterfront
                   Project, Series B
      125,000      4.250%, 12/15/12                                     124,829
      160,000      4.000%, 12/15/10                                     159,146
      165,000      4.000%, 12/15/11                                     163,701


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Principal
    Amount $                                                         Value $
  -----------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                PENNSYLVANIA - (CONTINUED)
                Allegheny County, Residential
                   Financial Authority RB, Single-
                   Family Mortgage, Series VV,
                   AMT, GNMA, FNMA
    1,295,000      4.900%, 11/01/27                                   1,281,778
    2,330,000      4.800%, 11/01/22                                   2,307,469
       10,000   Berks County GO, Second Series,
                   MBIA
                   3.300%, 11/15/09                                       9,872
      400,000   Chester, Upland School District
                   GO
                   4.200%, 5/15/13                                      398,556
      970,000   Chester, Upland School District
                   GO, XLCA
                   4.850%, 9/15/16                                    1,021,565
      100,000   Dauphin County, General
                   Authority RB, AMBAC,
                   Mandatory Put (7)
                   4.550%, 6/01/26                                      100,528
       80,000   Dauphin County, General
                   Authority RB, Hapsco-Western
                   Pennsylvania Hospital Project,
                   Series A-1, MBIA, ETM
                   5.500%, 7/01/13                                       83,781
    1,660,000   Delaware County, Hospital
                   Revenue Authority RB, Crozer
                   Keystone Obligation Group,
                   Series A
                   5.000%, 12/15/19                                   1,674,741
   17,000,000   Delaware Valley Regional
                   Financial Authority RB,
                   Series C (6)
                   4.330%, 6/01/37                                   16,957,500
       35,000   Erie, Higher Education Building
                   Authority RB, Gannon
                   University Project, AMBAC,
                   ETM
                   7.375%, 6/01/08                                       35,873
    1,525,000    Harrisburg, Parking Authority RB,
                   Series R, XLCA
                   4.250%, 5/15/21                                    1,504,550

   Principal
    Amount $                                                         Value $
  -----------                                                     -------------
       60,000   Hempfield, School District GO,
                   ETM
                   7.200%, 10/15/09                                      62,170
      845,000   Lancaster County, School District
                   GO, FSA
                   4.250%, 6/01/25                                      813,118
      185,000   Lancaster County, School District
                   GO, Series A, FSA
                   4.000%, 6/01/20                                      178,497
    4,005,000   Montgomery County, Industrial
                   Development Authority RB,
                   Montenay Project, Series A,
                   MBIA
                   5.250%, 11/01/13                                   4,269,811
    1,500,000   Philadelphia, Authority for
                   Industrial Development RB,
                   Commercial Development, Red
                   Lion, AMT, Mandatory Put,
                   (LOC: PNC Bank, NA) (7) (8)
                   4.500%, 12/01/16                                   1,482,495
      585,000   Philadelphia, Authority for
                   Industrial Development RB,
                   Russell Byers Charter School,
                   Series A
                   4.900%, 5/01/17                                      583,520
    1,025,000   Philadelphia, Multi-Family
                   Housing Redevelopment
                   Authority RB, Pavilion
                   Apartments Project, Series A,
                   AMT, HUD Section 236
                   4.250%, 10/01/16                                   1,001,148
    3,500,000   Philadelphia, School District GO,
                   Series B, FGIC,
                   Pre-Refunded @ 100 (2)
                   5.625%, 8/01/12                                    3,781,785
      500,000   Philadelphia, School District GO,
                   Series D, FSA
                   5.000%, 6/01/15                                      530,620
    6,150,000   Saint Mary's Hospital Authority
                   RB, Catholic Health East Issue,
                   Series F (6)
                   4.421%, 11/15/17                                   6,002,400


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Principal
    Amount $                                                         Value $
  -----------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                PENNSYLVANIA - (CONTINUED)
    4,785,000   Scranton, Redevelopment
                   Authority RB, RADIAN (8)
                   6.100%, 11/01/24                                   4,655,231
      375,000   State Higher Education Facilities
                   Authority RB, St. Francis
                   Independent Colleges-
                   Universities
                   5.000%, 11/01/11                                     376,380
      755,000   State Higher Educational Facilities
                   Authority RB, Allegheny
                   Delaware Valley Obligation,
                   Series A, MBIA
                   5.700%, 11/15/11                                     806,423
                State Higher Educational Facilities
                   Authority RB, Assigned
                   Independent Colleges &
                   Universities, RADIAN
      405,000      4.125%, 5/01/12                                      403,388
      375,000      4.000%, 5/01/10                                      374,498
      390,000      4.000%, 5/01/11                                      388,370
                State Higher Educational Facilities
                   Authority RB, Indiana
                   University, Series A, XLCA (6)
   14,250,000      4.241%, 7/01/39                                   14,164,500
    8,155,000      4.191%, 7/01/27                                    8,126,457
    5,090,000   State Turnpike Common Oil RB,
                   Series A, AMBAC, ETM
                   5.000%, 12/01/15                                   5,221,526
    1,610,000   State University RB, GO of
                   University
                   5.000%, 9/01/24                                    1,683,963
                                                                  -------------
                                                                     84,379,129
                RHODE ISLAND - 0.5%
    1,575,000   Providence, Housing Authority RB,
                   New Canonchet Project,
                   Series A, AMT, GNMA
                   5.000%, 7/01/38                                    1,552,966
       55,000   State Depositors Economic
                   Protection RB, Series B, MBIA,
                   ETM
                   6.000%, 8/01/17                                       59,793

   Principal
    Amount $                                                         Value $
  -----------                                                     -------------
      270,000   State Health & Educational
                   Building Authority RB, Capital
                   Appreciation, BIG (5)
                   6.168%, 11/01/12                                     195,772
                Woonsocket, Housing Authority
                   RB, Capital Funds Housing
                   Project
      385,000      4.500%, 9/01/10                                      393,131
      400,000      4.500%, 9/01/11                                      410,076
      420,000      4.500%, 9/01/12                                      431,369
                                                                  -------------
                                                                      3,043,107
                SOUTH CAROLINA - 1.1%
      410,000   Greenville County, Airport RB,
                   Donaldson Industrial Air Park
                   Project, AMT
                   6.125%, 10/01/17                                     417,692
      135,000   Piedmont, Municipal Power
                   Agency RB, Capital
                   Appreciation, Series A,
                   AMBAC (5)
                   9.758%, 1/01/15                                       88,857
                State Educational Facilities
                   Authority RB, Non-Profit
                   Institutions, Wofford College
                   Series A
      360,000      4.500%, 4/01/20                                      355,194
      375,000      4.500%, 4/01/21                                      368,220
      750,000      4.500%, 4/01/30                                      714,195
      330,000      4.250%, 4/01/18                                      324,647
      345,000      4.250%, 4/01/19                                      336,547
    3,560,000   State Jobs Economic Development
                   Authority RB, Palmetto
                   Health, Series C,
                   Pre-Refunded @ 100 (2)
                   6.875%, 8/01/13                                    4,106,318
                                                                  -------------
                                                                      6,711,670
                TENNESSEE - 0.9%
    1,840,000   Chattanooga, Health, Educational
                   & Housing Facilities RB,
                   Windrige Apartments,
                   Series A (6)
                   3.620%, 5/15/33                                    1,840,000


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Principal
    Amount $                                                         Value $
  -----------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                TENNESSEE - (CONTINUED)
      455,000   Nashville & Davidson Counties,
                   Metropolitan Government Cab
                   Converter RB, FGIC
                   7.700%, 1/01/12                                      500,778
      500,000   Nashville & Davidson Counties,
                   Metropolitan Government
                   Health & Educational Facilities
                   Board RB, RADIAN
                   5.100%, 8/01/16                                      503,680
    1,500,000   Nashville & Davidson Counties,
                   Multi-Family Housing RB,
                   River Retreat, Series A, FNMA
                   4.750%, 11/01/26                                   1,441,320
                State School Board Authority RB,
                   Series B (9)
       40,000      5.250%, 5/01/10                                       40,442
    1,275,000      5.000%, 5/01/09                                    1,288,846
       50,000   Wilson County, Health &
                   Educational Facilities Board
                   RB, University Medical Center,
                   ETM
                   8.375%, 8/01/08                                       50,900
                                                                  -------------
                                                                      5,665,966
                TEXAS - 7.7%
    2,020,000   Allen, Independent School District
                   GO, Capital Appreciation, PSF,
                   Pre-Refunded @ 40.017 (2) (5)
                   5.977%, 2/15/10                                      731,927
    2,025,000   Allen, Independent School District
                   GO, Capital Appreciation, PSF,
                   Pre-Refunded @ 42.722 (2) (5)
                   5.938%, 2/15/10                                      783,331
      145,000   Brownsville GO, Capital
                   Appreciation, AMBAC (5)
                   6.437%, 2/15/11                                      116,915
      375,000   Canton, Independent School
                   District GO, School Building
                   Authority, PSF
                   4.500%, 2/15/21                                      374,239

   Principal
    Amount $                                                         Value $
  -----------                                                     -------------
      625,000   Canton, Independent School
                   District GO, School Building
                   Authority, PSF
                   4.600%, 2/15/23                                      627,000
    4,991,162   Central Texas, Single-Family
                   Housing Financial Corporation
                   RB, Mortgage-Backed
                   Securities Program, Series A-1,
                   GNMA, FNMA
                   4.700%, 12/01/39                                   5,065,081
                Commerce, Independent School
                   District GO, Capital
                   Appreciation School, Building,
                   PSF (5) (12)
      565,000      4.040%, 8/15/09                                      521,794
      740,000      6.280%, 8/15/10                                      656,868
                Commerce, Independent School
                   District GO, School Building
                   Authority, PSF
    1,075,000      4.600%, 8/15/23                                    1,078,580
    1,130,000      4.600%, 8/15/24                                    1,131,966
      985,000      4.500%, 8/15/21                                      982,951
    1,035,000      4.500%, 8/15/22                                    1,028,272
                De Soto GO, CIFG
      390,000      4.375%, 2/15/24                                      378,807
      330,000      4.250%, 2/15/23                                      317,625
      340,000      4.200%, 2/15/22                                      327,508
      345,000      4.125%, 2/15/21                                      331,307
      330,000      4.100%, 2/15/20                                      318,556
       20,000   Denison, Hospital Authority RB,
                   Texoma Medical Center, ETM
                   7.125%, 7/01/08                                       20,517
                Fort Bend County, Municipal
                   Utility District No. 23 GO,
                   FGIC
       45,000      6.500%, 9/01/08                                       46,253
       65,000      6.500%, 9/01/09                                       68,365
       70,000      6.500%, 9/01/10                                       75,173
       45,000      6.500%, 9/01/11                                       49,256
       95,000      5.000%, 9/01/16                                       98,650


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Principal
    Amount $                                                         Value $
  -----------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                TEXAS - (CONTINUED)
      250,000   Greater Greenspoint,
                   Redevelopment Authority RB,
                   Tax Increment Contract,
                   RADIAN
                   5.250%, 9/01/10                                      258,408
    7,475,000   Harris County RB, Series B,
                   AMBAC (6)
                   4.261%, 8/15/35                                    7,439,494
      185,000   Harris County, Health Facilities
                   Development RB, St. Lukes
                   Episcopal Hospital Project,
                   ETM
                   6.625%, 2/15/12                                      189,668
      135,000   Houston, Airport System RB, ETM
                   7.600%, 7/01/10                                      143,362
      100,000   Houston, Apartment Systems RB,
                   Series A, AMT, FGIC
                   5.000%, 7/01/19                                      101,979
       15,000   Houston, Sewer System RB, FGIC,
                   ETM
                   6.375%, 10/01/08                                      15,216
    2,000,000   Lewisville, Combination Contract
                   GO, Special Assessment Capital
                   District 2, ACA (1) (10)
                   5.875%, 9/01/22                                    2,097,700
                Retama, Development Corporate
                   Special Facilities RB, Retama
                   Racetrack, ETM (8)
    2,000,000      10.000%, 12/15/17                                  2,739,620
      500,000      8.750%, 12/15/11                                     568,495
                San Leanna, Educational Facilities
                   Higher RB, Saint Edwards
                   University Project
    1,165,000      5.000%, 6/01/16                                    1,197,585
      500,000      5.000%, 6/01/17                                      513,100
      500,000      5.000%, 6/01/19                                      505,000
       50,000   Sendero, Public Facilities RB,
                   Crown Meadows Project,
                   Series A, FHLMC
                   4.250%, 6/01/13                                       50,079

    Principal
    Amount $                                                         Value $
  -----------                                                     -------------
                Sienna, Plantation Levee
                   Improvement GO, FSA (12)
      430,000      4.750%, 9/01/23                                      435,164
      450,000      4.750%, 9/01/24                                      454,802
    1,335,000      4.500%, 9/01/31                                    1,278,129
    1,500,000   South Lake GO, AMBAC,
                   Pre-Refunded @ 26.765 (2) (5)
                   6.273%, 2/15/09                                      378,300
    3,145,000   South Lake GO, AMBAC,
                   Pre-Refunded @ 32.616 (2) (5)
                   6.210%, 2/15/09                                      966,584
    1,155,000   State Department Housing &
                   Community RB, Summit Point
                   Apartments, GNMA
                   4.800%, 6/20/18                                    1,164,898
    7,400,000   State Municipal Gas Acquisition &
                   Supply RB (6)
                   4.461%, 9/15/27                                    7,387,050
      100,000   Tarrant County, Housing Finance
                   RB, Remington Project,
                   FNMA (6)
                   3.630%, 2/15/28                                      100,000
    3,200,000   Tarrant County, Housing Finance
                   RB, Series C10 (1) (6) (10)
                   3.720%, 12/15/25                                   3,200,000
       25,000   Travis County, Health Facility
                   Development RB, Daughters of
                   Charity, MBIA, ETM
                   5.000%, 11/01/20                                      25,060
      930,000   Travis County, Housing Financial
                   Authority RB, Tanglewood
                   Apartments, FNMA (6)
                   3.620%, 12/15/29                                     930,000
      455,000   West Central, Regulation Housing
                   Financial RB, Mortgage-Backed
                   Securities Program, Series A,
                   AMT, GNMA, FNMA,
                   FHLMC
                   5.350%, 12/01/39                                     469,305
                                                                  -------------
                                                                     47,739,939


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

   Principal
    Amount $                                                         Value $
  -----------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                UTAH - 0.5%
       30,000   Intermountain Power Agency RB,
                   Series A, ETM
                   5.000%, 7/01/21                                       30,027
    1,000,000   State Environmental RB, Marathon
                   Oil Project (6)
                   5.050%, 11/01/17                                   1,034,700
    1,315,000   State Housing Corporation, Single-
                   Family Mortgage RB,
                   Series C-1, Class III, AMT
                   4.850%, 7/01/27                                    1,285,057
    1,000,000   State Housing Corporation, Single-
                   Family Mortgage RB, Series G,
                   Class III, AMT
                   4.700%, 7/01/28                                      958,560
                                                                  -------------
                                                                      3,308,344
                VIRGINIA - 4.3%
      725,000   Norfolk, Packaging Systems RB,
                   Series A, MBIA
                   4.000%, 2/01/19                                      705,367
   26,500,000   Pocahontas Parkway Association,
                   Toll Road RB, Capital
                   Appreciation, Series B,
                   Pre-Refunded @ 40.387 (2) (5)
                   4.060%, 8/15/08                                   10,288,360
   15,700,000   Virginia Commonwealth
                   University, Series B,
                   AMBAC (6)
                   3.700%, 11/01/30                                  15,700,000
                                                                  -------------
                                                                     26,693,727
                WASHINGTON - 0.1%
      379,317   Nooksack, Indian Tribe RB
                   5.500%, 2/23/11                                      373,775
                                                                  -------------
                WEST VIRGINIA - 0.3%
      545,000   State Economic Development
                   Authority, Industrial
                   Development RB, Central
                   Supply Project, AMT, (LOC:
                   BB&T)
                   5.500%, 5/15/10                                      547,605

   Principal
    Amount $                                                         Value $
  -----------                                                     -------------
    2,000,000   State Jobs Investment Trust Board
                   RB, Promissory Notes,
                   Series D (5) (8)
                   6.292%, 7/31/13                                    1,383,620
                                                                  -------------
                                                                      1,931,225
                WISCONSIN - 0.8%
    2,985,000   Franklin, Solid Waste Disposal
                   RB, Waste Management
                   Conversion, AMT (6)
                   4.950%, 4/01/16                                    2,964,881
      800,000   Kronenwetter, Anticipation Notes
                   4.750%, 3/01/11                                      803,968
    1,365,000   Oshkosh, Industrial Development
                   Authority RB, Don Evans
                   Project, AMT, Mandatory Put,
                   (LOC: Marshall & Ilslay) (7)
                   5.500%, 12/01/21                                   1,375,688
       50,000   State Health & Educational
                   Facilities RB, ACA,
                   Pre-Refunded @100 (2)
                   6.000%, 5/15/08                                       50,869
       10,000   State Transportation RB, Series A
                   5.500%, 7/01/11                                       10,605
       60,000   Winnebago County, Promissory
                   Notes GO
                   4.375%, 4/01/12                                       60,774
                                                                  -------------
                                                                      5,266,785
                                                                  -------------
                TOTAL MUNICIPAL BONDS
                   (Cost $620,776,925)                              619,333,903
                                                                  -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                CORPORATE OBLIGATIONS - 0.6%
      536,000   BFL Funding VI (10)
                   5.000%, 4/01/08                                      534,874
      363,715   IIS/Syska Holdings Energy (10)
                   3.900%, 8/15/08                                      352,917
      250,000   Kidspeace National Centers of
                   Georgia, USDA (1)(3)(4)(6)
                   6.300%, 12/01/28                                     253,002
      791,456   Landmark Leasing (10)
                   6.200%, 10/01/22                                     764,737
    1,909,366   Niagara Elmwood (1)(8)
                   6.120%, 12/15/11                                   1,904,420
                                                                  -------------
                TOTAL CORPORATE
                   OBLIGATIONS
                   (Cost $3,849,650)                                  3,809,950
                                                                  -------------

   Shares
-------------
                SHORT-TERM INVESTMENTS - 5.1%
       60,066   JPMorgan Tax Free Money Market
                   Fund, 3.39% (11)                                      60,066
   31,690,309   BlackRock Institutional Muni Fund
                   Portfolio, 3.45% (11)                             31,690,309
                                                                  -------------
                TOTAL SHORT-TERM
                   INVESTMENTS
                   (Cost $31,750,375)                                31,750,375
                                                                  -------------
                TOTAL INVESTMENTS - 105.0%
                   (Cost $656,376,950)*                             654,894,228
                                                                  -------------
                OTHER ASSETS LESS
                   LIABILITIES - (5.0)%                             (30,924,421)
                                                                  -------------
                NET ASSETS - 100.0%                               $ 623,969,807
                                                                  =============

* At July 31, 2007, the tax basis cost of the Fund's investments was $656,376,950, and the unrealized appreciation and depreciation of investments owned by the Fund were $2,808,194 and $(4,290,916), respectively.
(1) Private Placement Security.
(2) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(3) Security considered illiquid. On July 31, 2007 the value of these securities amounted to $1,329,120 representing 0.2% of the net assets of the Fund.
(4) Security considered restricted.
(5) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(6) Variable Rate Security -- Rate disclosed is as of July 31, 2007.
(7) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(8) Security is taxable.
(9) Economically Defeased Security.
(10) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $9,317,667, representing 1.5% of the net assets of the Fund.
(11) Rate shown is the 7-day effective yield as of July 31, 2007.
(12) Security purchased on a when-issued basis.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
CIFG -- Cornell/Intel Faculty Group
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GA -- Guaranteed Agreement
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Department of Housing and Urban Development
LOC -- Letter of Credit
NA -- National Association
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
TAN -- Tax Anticipation Note
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
ADFA -- ADFA Guaranty
AMBAC -- American Municipal Bond Assurance Corporation
BIG -- BIG Guaranty
FGIC -- Federal Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
PSF -- PSF Guaranty
SONYMA -- SONYMA Guaranty
SPA -- SPA Guaranty
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

XLCA -- XL Capital Assurance

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



As of July 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of July 31, 2007 were as follows:

                                                                                                % OF NET
                                PRINCIPAL AMOUNT   ACQUISITION DATE     COST     MARKET VALUE    ASSETS
                                ----------------   ----------------   --------   ------------   --------
Crenshaw County, Industrial
   Development Board RB
   5.600%, 3/01/08                  $250,000           2/26/04        $252,997     $251,007        0.0%
Denver City & County Multi-
   Family Housing RB
   3.530%, 4/15/14                   700,000           4/17/06         700,000      700,000        0.1
Jacksonville, Health
   Facilities RB
   5.000%, 11/15/15                  125,000           8/25/05         129,284      125,111        0.0
Kidspeace National Centers
   of Georgia, USDA
   6.300%, 12/01/28                  250,000           1/05/04         250,000      253,002        0.0


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - 92.8%
                ARIZONA - 2.0%
    4,000,000   Arizona Health Facilities, Banner
                   Health RB, Series B (1)
                   4.401%, 1/01/37                                    3,960,000
       50,000   Maricopa County, Hospital RB,
                   Intermediate Community-Sun
                   City, ETM
                   8.625%, 1/01/10                                       52,948
       59,000   Maricopa County, Hospital RB, St.
                   Lukes Hospital Medical Center
                   Project, ETM
                   8.750%, 2/01/10                                       62,637
      100,000   Pima County, Industrial
                   Development Authority RB,
                   Tucson Country Day School
                   Project
                   4.000%, 6/01/08                                       99,429
      205,000   Pinal County, Industrial
                   Development Authority,
                   Correctional Facilities RB,
                   Florence West Prison, Series A,
                   ACA
                   3.875%, 10/01/09                                     203,073
                                                                  -------------
                                                                      4,378,087
                ARKANSAS - 3.3%
    1,370,000   Fayetteville, Sales & Use Tax RB,
                   Series A, FSA
                   4.000%, 11/01/21                                   1,360,273
      105,000   Fayetteville, Sales & Use Tax SA
                   2.750%, 12/01/09                                     104,494
      495,000   Little Rock, Library Construction
                   Improvement GO, Series A
                   4.350%, 3/01/24                                      494,243
    1,385,000   Marion, Sales & Use Tax RB,
                   Capital Improvement
                   4.850%, 9/01/32                                    1,396,828
      115,000   Maumelle, Capital Improvement
                   GO, Series A
                   3.750%, 3/01/20                                      111,511
      145,000   Maumelle, Capital Improvement
                   GO, Series B, MBIA
                   3.600%, 3/01/20                                      143,113

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
    1,915,000   Rogers GO, XLCA
                   4.250%, 3/01/31                                    1,894,663
      145,000   Rogers, Sales & Use Tax RB,
                   Series A, FGIC
                   4.125%, 9/01/23                                      144,447
    1,635,000   Springdale, Sales & Use Tax RB,
                   MBIA
                   4.000%, 7/01/16                                    1,643,911
                                                                  -------------
                                                                      7,293,483
                CALIFORNIA - 3.4%
    2,200,000   California Health Facilities
                   Funding Authority RB,
                   California-Nevada-Methodist
                   Project
                   4.250%, 7/01/11                                    2,202,750
      100,000   California Water Residential
                   Development GO, Series M
                   4.875%, 10/01/07                                     100,095
    4,540,000   Manteca, Financing Authority
                   Sewer RB, Series B, MBIA
                   5.000%, 12/01/33                                   4,538,366
      345,000   Placer County, Water Agency RB,
                   Middle Fork Project
                   3.750%, 7/01/12                                      342,606
       55,000   Sacramento County, Sanitation
                   District RB, ETM
                   5.000%, 12/01/08                                      55,262
      235,000   Statewide Communities,
                   Development Authority RB,
                   Warwick Terrace Apartments,
                   Series H, (LOC: City National
                   Bank)
                   4.800%, 4/15/19                                      228,906
                                                                  -------------
                                                                      7,467,985
                COLORADO - 8.3%
    7,260,000   Adonea, Metropolitan District
                   No. 2 RB, Series B, (LOC: Compass Bank)
                   4.375%, 12/01/15                                   7,260,653
    2,615,000   Beacon Point, Metropolitan District
                   RB, Series B, (LOC: Compass
                   Bank)
                   4.375%, 12/01/15                                   2,637,620


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                COLORADO - (CONTINUED)
       20,000   Denver City & County Multi-
                   Family Housing RB, Buerger
                   Brothers Project, Series A,
                   AMT, FHA
                   5.100%, 11/01/07                                      20,036
    3,000,000   Denver City & County Multi-
                   Family Housing RB,
                   Cottonwood Creek, Series A
                   (1)(2)(3)(4)
                   3.530%, 4/15/14                                    3,000,000
    3,000,000   Denver Health & Hospital
                   Authority RB, Series B (1)
                   4.692%, 12/01/33                                   2,970,000
      120,000   El Paso County, Academy Water &
                   Sanitation District GO
                   3.650%, 11/15/07                                     119,728
    1,545,000   High Plains, Metropolitan District
                   RB, (LOC: Compass Bank)
                   4.375%, 12/01/15                                   1,553,714
      345,000   State Health Facilities Authority
                   RB, Volunteers of America
                   Care, Series A
                   5.000%, 7/01/08                                      345,873
      180,000   State Housing & Finance Authority
                   RB, Single-Family Program
                   Series C-2, AMT
                   8.400%, 10/01/21                                     189,686
      285,000   State Housing & Finance Authority
                   RB, Single-Family Project,
                   Series D2, AMT
                   6.350%, 11/01/29                                     295,411
                                                                  -------------
                                                                     18,392,721
                DELAWARE - 0.6%
    1,160,000   State Economic Development
                   Authority RB, Water
                   Development, Wilmington
                   Suburban, Series B
                   6.450%, 12/01/07                                   1,169,733

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      105,000   State Housing Authority RB,
                   Single-Family Mortgage,
                   Series A-1, AMT, MBIA
                   5.300%, 7/01/11                                      105,847
                                                                  -------------
                                                                      1,275,580
                DISTRICT OF COLUMBIA - 0.1%
      215,000   Housing Finance Agency RB, 1330
                   7th Street Apartments, Series A,
                   AMT, FHA
                   3.000%, 12/01/09                                     210,496
                                                                  -------------
                FLORIDA - 0.3%
       10,000   Dunedin, Health Facilities
                   Authority RB, Mease Hospital,
                   ETM
                   7.600%, 10/01/08                                      10,203
        5,000   Florida State GO, ETM
                   5.900%, 7/01/08                                        5,072
      425,000   Florida State, Board Registered
                   Parking System RB, University
                   of Florida, MBIA
                   5.000%, 8/01/10                                      425,391
      190,000   Hollywood Community
                   Redevelopment Agency RB,
                   Beach
                   5.000%, 3/01/08                                      190,914
       10,000   Jacksonville, Electric Authority
                   RB, Third Installment, ETM
                   6.800%, 7/01/12                                       10,798
                                                                  -------------
                                                                        642,378
                GEORGIA - 1.7%
      920,000   Cobb County, Kennestone Hospital
                   Authority RB, Capital
                   Appreciation Certificates,
                   Series 86A, MBIA, ETM (6)
                   17.388%, 8/01/15                                     549,369
      490,000   Hapeville, Development
                   Authority RB,
                   Intergovernmental
                   (2) (3) (4) (5)
                   6.500%, 8/01/09                                      495,287
    1,375,000   Randolph County, Sales Tax GO
                   3.210%, 4/01/12                                    1,339,993


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                GEORGIA - (CONTINUED)
    1,000,000   Smyrna, Multi-Family Housing
                   Authority RB, Hills of Post
                   Village Project, FNMA (1)
                   3.620%, 6/01/25                                    1,000,000
      385,000   State Housing & Finance Authority
                   RB, Single-Family Mortgage
                   Program, Sub-Series D-3
                   4.850%, 6/01/17                                      387,225
                                                                  -------------
                                                                      3,771,874
                IDAHO - 0.0%
       30,000   State Housing & Finance
                   Association RB, Single-Family
                   Mortgage Program, Sub-Series
                   G-2, AMT
                   5.750%, 1/01/14                                       30,128
       20,000   State Housing & Finance
                   Association RB, Single-Family
                   Mortgage Program, Sub-Series
                   H-2, AMT, FHA
                   5.850%, 1/01/14                                       20,280
                                                                  -------------
                                                                         50,408
                ILLINOIS - 7.5%
    5,000,000   Bolingbrook, Sales Tax RB (8)
                   5.150%, 1/01/26                                    4,997,000
      400,000   Broadview GO
                   4.000%, 12/01/07                                     399,528
      800,000   Cary, Special Tax, Special Service
                   Area No. 1, RADIAN
                   4.400%, 3/01/16                                      793,264
       25,000   Chicago, Single-Family Mortgage
                   RB, Series B, AMT, GNMA,
                   FNMA, FHLMC
                   6.950%, 9/01/28                                       25,589
      765,000   McCook, British Home Project RB,
                   (LOC: LaSalle Bank NA)
                   4.250%, 12/01/14                                     764,954
    4,750,000   Morton Grove, Holocaust Museum
                   & Educational Facility RB
                   (LOC: LaSalle Bank NA) (1)
                   3.640%, 12/01/41                                   4,750,000

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      105,000   Pekin, Single-Family Mortgage
                   RB, ETM
                   7.400%, 12/01/08                                     108,259
    4,282,000   Pingree Grove, Special Services
                   Area, Cambridge Lakes Project,
                   Series 05-1
                   5.250%, 3/01/15                                    4,354,109
      415,000   State Health Facilities Authority
                   RB, Lutheran General Health
                   Systems, Series C, FSA
                   7.000%, 4/01/08                                      422,142
                                                                  -------------
                                                                     16,614,845
                INDIANA - 0.9%
       65,000   Allen County, Redevelopment
                   District Tax Increment TA,
                   I-469 Bluffton Road Economic
                   Development Project
                   5.800%, 11/15/07                                      65,140
    1,095,000   Carmel, Industrial Redevelopment
                   BAN, District Golf
                   5.250%, 2/01/09                                    1,090,029
      350,000   Hamilton County, Industrial
                   Redevelopment TA, District
                   Tax Increment Revenue
                   3.850%, 1/10/10                                      348,141
      100,000   Lawrence, Multi-Family Housing
                   RB, Pinnacle Apartments
                   Project, AMT, FNMA,
                   Mandatory Put (7)
                   5.150%, 6/01/24                                      100,456
       45,000   State Health Facilities Financing
                   Authority RB, Refunded,
                   Series A, MBIA
                   5.000%, 11/01/09                                      46,025
      105,000   State Health Facilities Financing
                   Authority RB, Unrefunded,
                   Series A, MBIA
                   5.000%, 11/01/09                                     107,350


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                INDIANA - (CONTINUED)
      285,000   State Housing Finance Authority
                   RB, Single-Family Mortgage,
                   Series A-3, AMT, GNMA,
                   FNMA
                   5.375%, 1/01/23                                      287,636
                                                                  -------------
                                                                      2,044,777
                IOWA - 1.6%
    3,470,000   Coralville GO, BAN, Urban
                   Renewal, Series D
                   4.250%, 6/01/09                                    3,479,438
        5,000   Sioux City, Hospital RB, Series O,
                   MBIA, ETM
                   5.250%, 8/15/10                                        5,006
                                                                  -------------
                                                                      3,484,444
                KANSAS - 5.3%
    2,750,000   Junction City GO, Temporary
                   Notes, Series B (5)
                   6.000%, 6/01/08                                    2,751,375
    2,500,000   Junction City GO, Temporary
                   Notes, Series E
                   5.000%, 12/01/07                                   2,506,625
    2,195,000   Mission GO, Temporary Notes,
                   Series 2 (5)
                   5.500%, 6/01/08                                    2,195,000
    1,760,000   Sedgwick & Shawnee Counties,
                   Single-Family Mortgage RB,
                   Series A, AMT, GNMA,
                   FNMA (8)
                   5.600%, 6/01/27                                    1,809,667
       74,000   Wichita, Hospital RB, ETM
                   6.750%, 10/01/07                                      74,280
      945,000   Wyandotte County, Sales Tax RB,
                   1st Lien, Area B, (LOC:
                   Citibank NA)
                   3.750%, 12/01/12                                     945,350
    1,400,000   Wyandotte County, Sales Tax RB,
                   1st Lien, Area C, (LOC:
                   Citibank NA)
                   3.850%, 12/01/13                                   1,392,090
                                                                  -------------
                                                                     11,674,387

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                KENTUCKY - 0.6%
    1,260,000   State Area Development Districts
                   Financing GO, Henderson,
                   Series G1,
                   Pre-Refunded @ 102 (2)(9)
                   5.750%, 12/01/07                                   1,289,824
       25,000   State Turnpike Authority RB,
                   ETM (1)
                   6.625%, 7/01/08                                       25,550
       35,000   State Turnpike Authority Toll Road
                   RB, ETM
                   6.125%, 7/01/08                                       35,576
                                                                  -------------
                                                                      1,350,950
                LOUISIANA - 3.2%
      140,000   Calcasieu Parish, Public
                   Transportation Authority RB,
                   Single-Family Mortgage,
                   Series A, AMT, GNMA, FNMA
                   5.850%, 10/01/32                                     140,965
    5,355,774   Jefferson Parish, Financial
                   Authority RB, Single-Family
                   Mortgage, Series A,
                   AMT (1)(2)
                   4.780%, 3/01/39                                    5,355,774
       40,000   Jefferson Parish, Hospital Service
                   District No. 1 RB, ETM
                   7.250%, 1/01/09                                       41,074
    1,065,000   Louisiana Local Government,
                   Environment Facilities RB,
                   Southeastern Louisiana
                   University, Series B, MBIA
                   4.375%, 2/01/37                                      991,589
       40,000   Monroe-West Monroe, Single-
                   Family Mortgage RB, ETM
                   7.200%, 8/01/10                                       41,537
      115,000   Orleans Parish, School Board GO,
                   MBIA, ETM (6)
                   7.018%, 2/01/08                                      111,389
      425,000   State Multi-Family Housing
                   Finance Agency RB, Section 8-
                   202 Project, Series A
                   3.950%, 12/01/09                                     423,780


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                LOUISIANA - (CONTINUED)
       15,000   State Public Facilities Authority
                   Hospital RB, Pendleton
                   Memorial Methodist Hospital,
                   ETM
                   5.000%, 6/01/08                                       15,150
                                                                  -------------
                                                                      7,121,258
                MARYLAND - 1.5%
                Annapolis, Economic Development
                   RB, Saint Johns College
                   Facilities, Series A
       70,000      4.500%, 10/01/07                                      70,051
       80,000      4.500%, 10/01/08                                      80,366
       85,000      4.500%, 10/01/09                                      85,588
       90,000      4.250%, 10/01/10                                      90,022
                Annapolis, Economic Development
                   RB, Saint Johns College
                   Facilities, Series B
       55,000      4.500%, 10/01/07                                      55,040
       45,000      4.500%, 10/01/08                                      45,206
       60,000      4.250%, 10/01/10                                      60,014
    2,180,000   Baltimore, Unrefunded Capital
                   Appreciation GO, Series A,
                   FGIC (6)
                   6.046%, 10/15/09                                   1,918,574
      880,000   State Health & Higher Education
                   RB, Howard County General
                   Hospital, ETM
                   5.500%, 7/01/13                                      898,946
                                                                  -------------
                                                                      3,303,807
                MASSACHUSETTS - 1.1%
    2,300,000   State Health & Educational
                   Facilities Authority RB, Capital
                   Assets Program, Series D,
                   MBIA (1)
                   3.650%, 1/01/35                                    2,300,000
      125,000   State Health & Educational
                   Facilities Authority RB, MBIA
                   5.000%, 7/01/13                                      125,105
                                                                  -------------
                                                                      2,425,105

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MICHIGAN - 1.2%
      700,000   Detroit/Wayne County, Stadium
                   Authority RB, FGIC
                   5.250%, 2/01/09                                      714,665
      520,000   Grand Valley, State University RB,
                   AMBAC
                   5.150%, 10/01/09                                     523,307
      960,000   Kalamazoo, Hospital Finance
                   Authority RB, Borgess Medical
                   Center, Series A, AMBAC,
                   ETM
                   5.500%, 6/01/08                                      970,934
      360,000   Kalamazoo, Hospital Finance
                   Authority RB, Bronson
                   Methodist, MBIA
                   5.500%, 5/15/08                                      364,853
                                                                  -------------
                                                                      2,573,759
                MINNESOTA - 0.5%
      240,000   Alexandria, Industrial
                   Development RB, Seluemed
                   Limited LLP Project, AMT,
                   (LOC: First Trust NA)
                   5.300%, 3/01/10                                      240,036
      895,000   Burnsville, Hospital System RB,
                   Fairview Community Hospitals,
                   ETM (6)
                   4.034%, 5/01/12                                      665,987
      135,000   Dakota County, Community
                   Development Agency RB,
                   Commons on Marice Project,
                   Series A
                   4.250%, 11/01/07                                     134,776
                                                                  -------------
                                                                      1,040,799
                MISSISSIPPI - 2.3%
    1,235,000   Mississippi Business Finance RB,
                   TT&W Farm Products Project,
                   AMT, (LOC: National Bank)
                   6.900%, 7/01/10                                    1,239,224
    3,300,000   Mississippi Development RB,
                   Wilkinson County Correctional
                   Facilities, FGIC (1)
                   3.630%, 8/01/16                                    3,300,000


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                MISSISSIPPI - (CONTINUED)
      425,000   Mississippi Hospital Equipment &
                   Facilities Authority RB,
                   Hospital South Central
                   4.000%, 12/01/07                                     424,719
                                                                  -------------
                                                                      4,963,943
                MISSOURI - 4.0%
    1,025,000   Boone County, Industrial
                   Development Authority RB,
                   Otscon Project, AMT,
                   Mandatory Put, (LOC: Boone
                   County National Bank) (1) (7)
                   4.750%, 5/01/18                                    1,014,904
      500,000   Fort Zumwalt, School District GO,
                   Pre-Refunded @ 100 (9)
                   6.500%, 3/01/08                                      508,120
                Pacific, Industrial Development
                   Authority RB, Clayton Project,
                   AMT, (LOC: Commerce
                   Bank NA)
      720,000      6.450%, 5/01/17                                      721,195
      720,000      6.200%, 5/01/12                                      721,030
    2,750,000   Riverside, Industrial Development
                   Authority RB, Riverside
                   Horizons Project, Series B,
                   ACA
                   4.500%, 5/01/27                                    2,533,052
      100,000   St. Charles County, Industrial
                   Development Authority RB,
                   Garden View Care Center
                   Project, AMT, (LOC: U.S.
                   Bank NA)
                   5.400%, 11/15/16                                     101,092
    2,000,000   State Environmental
                   Implementation & Energy,
                   Pollution Control RB,
                   Association Electric Coop
                   Thomas Hill
                   5.500%, 12/01/11                                   2,022,540

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
    1,250,000   Waynesville COP, RADIAN
                   4.200%, 4/01/17                                    1,223,875
                                                                  -------------
                                                                      8,845,808
                MONTANA - 0.0%
       20,000   State Board Investment RB, Payroll
                   Tax Workers Compensation
                   Project, MBIA, ETM
                   6.875%, 6/01/11                                       20,691
                                                                  -------------
                NEBRASKA - 0.0%
      100,000   Madison County, Hospital
                   Authority RB, Faith Regional
                   Healthcare Services Project,
                   RADIAN
                   4.850%, 7/01/09                                      101,587
                                                                  -------------
                NEVADA - 2.8%
      530,000   Carson City, Hospital RB, Tahoe
                   Hospital Project, Series A,
                   RADIAN
                   2.300%, 9/01/07                                      528,998
    5,200,000   Clark County, Pollution Control
                   RB, Nevada Power Company
                   Project, ACA
                   5.300%, 10/01/11                                   5,209,672
      340,000   Henderson, Local Improvement
                   Districts SA, Lake Las Vegas,
                   Sub-Series B-2
                   3.900%, 8/01/07                                      340,000
       35,000   State Municipal Bond GO, Project
                   No. 28-31-C, ETM
                   7.200%, 1/01/09                                       35,530
                                                                  -------------
                                                                      6,114,200
                NEW JERSEY - 4.9%
    3,895,000   Atlantic City, Municipal Utilities
                   Authority RB, Sub-Water
                   Systems (2) (3) (4)
                   5.000%, 1/01/08                                    3,903,296
    1,000,000   Haddon Township BAN (5)
                   5.625%, 2/15/08                                      999,980
        5,000   Hudson County GO
                   5.125%, 8/01/08                                        5,028


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                NEW JERSEY - (CONTINUED)
      150,000   State Economic Development
                   Authority RB, Newark
                   Downtown District
                   Management
                   4.500%, 6/15/08                                      150,183
      850,000   State Economic Development
                   Authority RB, Seabrook
                   Income, Series A,
                   Pre-Refunded @ 101 (9)
                   8.000%, 11/15/10                                     964,852
    2,000,000   State Health Care Facilities
                   Authority RB, Catholic Health
                   East Issue, Series E (1)
                   4.391%, 11/15/33                                   1,954,200
      125,000   State Health Care Facilities
                   Financing Authority RB,
                   Allegany Health, Our Lady of
                   Lourdes, ETM, MBIA
                   5.000%, 7/01/08                                      125,404
                State Higher Education Assistance
                   Authority RB, Series A, AMT,
                   AMBAC
      985,000      5.150%, 6/01/12                                      992,092
      940,000      5.050%, 6/01/11                                      942,453
      750,000   West Deptford Township TAN (5)
                   4.250%, 9/28/07                                      750,675
                                                                  -------------
                                                                     10,788,163
                NEW HAMPSHIRE - 1.0%
    2,245,000   Claremont GO (5)
                   6.000%, 8/15/17                                    2,285,500
                                                                  -------------
                NEW MEXICO - 0.2%
      360,000   State, Mortgage Financial
                   Authority RB, Single-Family
                   Housing, Series A2, Class I,
                   AMT, GNMA, FNMA,
                   FHLMC
                   3.900%, 1/01/19                                      359,543
                                                                  -------------
                NEW YORK - 2.2%
      100,000   Freeport GO
                   4.500%, 8/01/08                                      100,609

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
      590,000   Highland Hospital RB,
                   Rochester (5)
                   4.950%, 8/01/07                                      590,000
    2,165,000   New York State Housing Finance
                   Agency RB, Multi-Family
                   Housing, Series B, AMT,
                   SONYMA
                   4.750%, 8/15/37                                    2,168,183
      445,000   Saratoga County, Industrial
                   Development Agency RB,
                   Saratoga Hospital Project,
                   Series A
                   5.000%, 12/01/07                                     446,366
       95,000   State Dormitory Authority RB,
                   State Supported Debt,
                   Unrefunded, Series B
                   5.700%, 2/15/09                                       97,029
      525,000   State Urban Development RB,
                   Capital Appreciation, Series O,
                   FSA (6)
                   11.435%, 1/01/11                                     426,300
      750,000   Tobacco Settlement Financing RB,
                   Series B-1C
                   5.250%, 6/01/13                                      757,268
      335,000   Tobacco Settlement Financing RB,
                   Series C-1
                   5.250%, 6/01/12                                      335,509
                                                                  -------------
                                                                      4,921,264
                NORTH CAROLINA - 0.1%
       25,000   Pasquotank County, Public Schools
                   Project, COP, MBIA
                   5.000%, 6/01/15                                       25,238
       55,000   State Medical Care Community
                   Hospital RB, Memorial Mission
                   Hospital Project, ETM
                   7.625%, 10/01/08                                      56,226
      100,000   State Medical Care Community
                   RB, North Carolina Housing
                   Foundation Project, ACA
                   6.000%, 8/15/10                                      102,054


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                NORTH CAROLINA - (CONTINUED)
      125,000   State Medical Care Community
                   RB, Saint Joseph Hospital
                   Project, AMBAC, ETM
                   5.000%, 10/01/08                                     125,114
                                                                  -------------
                                                                        308,632
                NORTH DAKOTA - 0.1%
      275,000   State Housing Finance Agency RB,
                   Home Mortgage Program,
                   Series A, AMT
                   5.200%, 7/01/19                                      277,008
                                                                  -------------
                OHIO - 0.1%
       75,000   Cuyahoga County, Deaconess
                   Hospital Project RB, ETM
                   6.750%, 11/01/09                                      77,107
      130,000   Franklin County, First Mortgage
                   RB, OCLC Project, ETM
                   7.500%, 6/01/09                                      133,573
                                                                  -------------
                                                                        210,680
                OKLAHOMA - 1.8%
                Pottawatomie County, Shawnee
                   Public Schools Project RB
      440,000      5.000%, 9/01/07                                      440,352
      835,000      5.000%, 9/01/08                                      843,500
      930,000      5.000%, 9/01/09                                      945,829
    1,500,000   Tulsa, Industrial Authority TA,
                   Series A (5)
                   7.020%, 1/01/12                                    1,522,335
      175,000   Tulsa, Industrial Authority TA,
                   Series B (5)
                   6.970%, 7/01/11                                      177,310
                                                                  -------------
                                                                      3,929,326
                OREGON - 0.8%
      470,000   State Housing & Community
                   Services Department RB,
                   Single-Family Mortgage
                   Program, Series F, AMT, MBIA
                   5.650%, 7/01/28                                      477,943

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
    1,320,000   State Housing & Community
                   Services Department RB,
                   Single-Family Mortgage
                   Program, Series J, AMT,
                   FNMA
                   5.750%, 7/01/29                                    1,333,979
                                                                  -------------
                                                                      1,811,922
                PENNSYLVANIA - 9.2%
       10,000   Berks County GO, Second Series,
                   MBIA
                   3.100%, 11/15/08                                       9,897
    1,775,000   Bucks County, Industrial
                   Development Authority RB,
                   School Lane Charter School,
                   Series A (10)
                   4.600%, 3/15/17                                    1,760,480
    1,000,000   Chester County, Health &
                   Education Facilities Authority
                   RB, Chester County Hospital,
                   MBIA
                   5.625%, 7/01/08                                    1,006,270
    6,300,000   Delaware Valley, Regional
                   Financial Authority RB,
                   Series C (1)
                   4.230%, 6/01/27                                    6,277,950
      130,000   Lakeland, School District GO,
                   ETM
                   8.875%, 8/15/10                                      139,490
      200,000   Philadelphia, Authority for
                   Industrial Development RB,
                   Russell Byers School,
                   Series B (5)
                   6.625%, 5/01/09                                      200,856
       40,000   Philadelphia, Hospitals Authority
                   RB, Thomas Jefferson
                   University Hospital, ETM
                   7.000%, 7/01/08                                       40,970
    1,370,000   State Higher Education Facilities
                   Authority RB, St. Francis
                   Independent Colleges-
                   Universities
                   5.000%, 11/01/11                                   1,375,041


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                PENNSYLVANIA - (CONTINUED)
                State Higher Educational Facilities
                   Authority RB, Indiana
                   University, Series A, XLCA (1)
    4,550,000      4.241%, 7/01/39                                    4,522,700
    4,940,000      4.191%, 7/01/27                                    4,922,710
                                                                  -------------
                                                                     20,256,364
                SOUTH DAKOTA - 0.0%
       95,000   State Lease Revenue Trust COP,
                   Series B, FSA
                   6.500%, 9/01/08                                       96,082
                                                                  -------------
                TENNESSEE - 0.8%
    1,135,000   Knox County, Health Educational
                   & Housing Facilities RB,
                   University Health Systems
                   4.125%, 4/01/11                                    1,130,176
      320,000   Oak Ridge, Industrial Development
                   Board RB, (LOC: Allied Irish
                   Bank PLC) (1)
                   3.640%, 9/01/32                                      320,000
      225,000   State Housing Development
                   Agency RB, Homeownership
                   Program, Series 1D
                   4.700%, 7/01/15                                      227,277
                                                                  -------------
                                                                      1,677,453
                TEXAS - 5.3%
      380,000   Brownsville GO, Capital
                   Appreciation, AMBAC (6)
                   12.711%, 2/15/11                                     306,398
       35,000   Dallas County GO, Series B
                   5.300%, 8/15/07                                       35,021
      405,000   Galveston County, Single-Family
                   Housing Mortgage RB,
                   Mortgage-Backed Securities
                   Project, Series A, AMT,
                   GNMA, FNMA
                   6.200%, 12/01/32                                     408,463
    2,000,000   Harris County RB, Series B,
                   AMBAC (1)
                   4.261%, 8/15/35                                    1,990,500
  Principal
   Amount $                                                          Value $
-------------                                                     -------------
    2,665,000   Pasadena, Independent School
                   District GO, Building, Series B,
                   FSA (1)
                   3.620%, 2/01/35                                    2,665,000
    2,885,000   Retama, Development Special
                   Facilities RB, Retama
                   Racetrack, ETM (5)
                   8.750%, 12/15/10                                   3,199,176
                State Municipal Gas Acquisition &
                   Supply RB (1)
    2,600,000      4.461%, 9/15/27                                    2,595,450
      250,000      4.291%, 9/15/17                                      249,687
      260,000   Valley Community Hospital RB,
                   ETM
                   7.500%, 4/01/09                                      269,758
                                                                  -------------
                                                                     11,719,453
                VIRGINIA - 8.5%
      445,000   Louisa, Industrial Development
                   Authority RB, Pollution Control
                   5.250%, 12/01/08                                     449,864
    2,245,000   Pocahontas Parkway Association,
                   Toll Road RB, Capital
                   Appreciation, 1st Tier, Sub-
                   Series C, ETM (6)
                   4.060%, 8/15/08                                    2,158,119
   11,285,000   Pocahontas Parkway Association,
                   Toll Road RB, Capital
                   Appreciation, Series B, ACA,
                   Pre-Refunded @ 45.5 (6)(9)
                   4.010%, 8/15/08                                    4,935,946
   13,915,000   Pocahontas Parkway Association,
                   Toll Road RB, Capital
                   Appreciation, Series B, ACA,
                   Pre-Refunded @ 48.201 (6)(9)
                   4.010%, 8/15/08                                    6,447,655
      585,000   Pocahontas Parkway Association,
                   Toll Road RB, Capital
                   Appreciation, Series B,
                   ACA-CBI,
                   Pre-Refunded @ 40.387 (6)(9)
                   3.945%, 8/15/08                                      227,120


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                MUNICIPAL BONDS - (CONTINUED)
                VIRGINIA - (CONTINUED)
    3,795,000   Pocahontas Parkway Association,
                   Toll Road RB, Capital
                   Appreciation, Series B,
                   ACA-CBI,
                   Pre-Refunded @ 57.582 (6)(9)
                   4.010%, 8/15/08                                    2,100,684
    1,740,000   Pocahontas Parkway Association,
                   Toll Road RB, Capital
                   Appreciation, Series B,
                   Pre-Refunded @ 28.382 (6)(9)
                   4.022%, 8/15/08                                      474,724
      700,000   Pocahontas Parkway Association,
                   Toll Road RB, Capital
                   Appreciation, Series B,
                   Pre-Refunded @ 82.1 (6)(9)
                   3.995%, 8/15/08                                      552,461
    1,500,000   Poplar Hill, Community
                   Development Authority, COP,
                   Series A (5)
                   5.500%, 9/01/34                                    1,472,460
                                                                  -------------
                                                                     18,819,033
                UTAH - 0.6%
                Salt Lake County RB, Westminster
                   College Project
      180,000      4.500%, 10/01/08                                     180,193
      200,000      4.500%, 10/01/09                                     200,194
      230,000      4.500%, 10/01/10                                     230,122
      550,000      4.500%, 10/01/11                                     549,351
      265,000   Utah County, Charter School RB,
                   Lincoln Academy, Series B (5)
                   6.900%, 6/15/09                                      265,715
                                                                  -------------
                                                                      1,425,575
                WEST VIRGINIA - 0.0%
       45,000   Cabell, Putnam, & Wayne
                   Counties, Single-Family
                   Residential Mortgage RB,
                   ETM, FGIC
                   7.375%, 4/01/10                                       46,713
                                                                  -------------

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                WISCONSIN - 5.0%
      500,000   Antigo, Taxable-Bond Anticipation
                   Notes RB (5)
                   6.375%, 8/01/09                                      505,410
    1,250,000   Cedarburg GO (5)
                   5.875%, 12/01/09                                   1,258,650
    1,000,000   Fond Du Lac, Water Works RB,
                   BAN
                   4.000%, 3/01/10                                      999,730
    1,250,000   Kewaskum RB, BAN
                   4.250%, 5/01/10                                    1,253,063
    2,075,000   Kewaskum, Water Works & Sewer
                   System RB, BAN
                   4.250%, 5/01/10                                    2,079,046
    1,250,000   Kronenwetter, Anticipation Notes
                   4.750%, 3/01/11                                    1,256,200
      350,000   Oconomowoc, Industrial
                   Development RB, Cl&D
                   Graphics Project, AMT, (LOC:
                   Marshall & Ilslay)
                   5.650%, 9/15/07                                      350,273
      900,000   Oshkosh, Industrial Development
                   Authority RB, Don Evans
                   Project, AMT, Mandatory Put,
                   (LOC: Marshall & Ilslay) (7)
                   5.500%, 12/01/21                                     907,047
    1,500,000   State Health & Educational
                   Facilities RB, Aurora Health
                   Care, MBIA
                   5.000%, 8/15/09                                    1,530,840
      870,000   State Housing & Economic
                   Development Authority RB,
                   AMT, Series E
                   5.800%, 9/01/17                                      874,141
                                                                  -------------
                                                                     11,014,400
                                                                  -------------
                TOTAL MUNICIPAL BONDS
                   (Cost $205,664,692)                              205,110,483
                                                                  -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  Principal
   Amount $                                                          Value $
-------------                                                     -------------
                CORPORATE OBLIGATIONS - 1.6%
      852,913   IIS/Syska Holdings Energy (10)
                   3.900%, 8/15/08                                      827,590
      250,000   Kidspeace National Centers of
                   Georgia, USDA (1)(2)(3)(4)
                   6.300%, 12/01/28                                     253,002
    2,433,487   Niagara Elmwood (2)(5)
                   6.120%, 12/15/11                                   2,427,184
                                                                  -------------
                TOTAL CORPORATE
                   OBLIGATIONS
                   (Cost $3,534,318)                                  3,507,776
                                                                  -------------

    Shares
-------------
                SHORT-TERM INVESTMENT - 3.0%
    6,569,024   BlackRock Institutional Muni Fund
                   Portfolio, 3.45% (11)                              6,569,024
                                                                  -------------
                TOTAL SHORT-TERM
                   INVESTMENT
                   (Cost $6,569,024)                                  6,569,024
                                                                  -------------
                TOTAL INVESTMENTS -
                   97.4%
                   (Cost $215,768,034)*                             215,187,283
                                                                  -------------
                OTHER ASSETS LESS
                   LIABILITIES - 2.6%                                 5,820,723
                                                                  -------------
                NET ASSETS - 100.0%                               $ 221,008,006
                                                                  =============

* At July 31, 2007, the tax basis cost of the Fund's investments was $215,768,034, and the unrealized appreciation and depreciation of investments owned by the Fund were $854,729 and $(1,435,480), respectively.
(1) Variable Rate Security -- Rate disclosed is as of July 31, 2007.
(2) Private Placement Security.
(3) Security considered restricted.
(4) Security considered illiquid. On July 31, 2007, the value of these securities amounted to $7,651,585, representing 3.5% of the net assets of the Fund.
(5) Security is taxable.
(6) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(7) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(8) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2007.
(9) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(10) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $2,588,070, representing 1.2% of the net assets of the Fund.
(11) Rate shown is the 7-day effective yield as of July 31, 2007.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLP -- Limited Liability Partnership
LOC -- Letter of Credit
NA -- National Association
PLC -- Public Limited Company
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
TAN -- Tax Anticipation Note
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RADIAN -- RADIAN Guaranty
SONYMA -- SONYMA Guaranty
USDA -- USDA Guaranty
XLCA -- XL Capital Assurance
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

As of July 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of July 31, 2007 were as follows:

                                                                                                      % OF NET
                                   PRINCIPAL AMOUNT   ACQUISITION DATE      COST       MARKET VALUE    ASSETS
                                   ----------------   ----------------   ----------    ------------   --------
Atlantic City, Municipal
   Utilities Authority RB
   5.000%, 1/01/08                    $ 3,895,000          6/09/05       $ 3,921,525    $ 3,903,296      1.8%
Denver City & County Multi-
   Family Housing RB
   3.530%, 4/15/14                      3,000,000         10/19/05         3,000,000      3,000,000      1.4
Hapeville, Development
   Authority RB
   6.500%, 08/01/09                       490,000          7/12/06           490,000        495,287      0.2
Kidspeace National Centers of
   Georgia, USDA
   6.300%, 12/01/28                       250,000          1/05/04           250,000        253,002      0.1


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Schroder Series Trust


By (Signature and Title)*                /s/ Mark A. Hemenetz
                                         -------------------------------------
                                         Mark A. Hemenetz
                                         Principal Executive Officer
Date: September 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Mark A. Hemenetz
                                         -------------------------------------
                                         Mark A. Hemenetz
                                         Principal Executive Officer
Date: September 21, 2007

By (Signature and Title)*                /s/ Alan M. Mandel
                                         -------------------------------------
                                         Alan M. Mandel
                                         Treasurer and Chief Financial Officer
Date: September 21, 2007

* Print the name and title of each signing officer under his or her signature.